[GRAPHIC]

[SEI INVESTMENTS LOGO]


SEI ASSET
ALLOCATION TRUST

DIVERSIFIED CONSERVATIVE INCOME FUND

DIVERSIFIED CONSERVATIVE FUND

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

DIVERSIFIED MODERATE GROWTH FUND

DIVERSIFIED GLOBAL GROWTH FUND

DIVERSIFIED GLOBAL STOCK FUND

DIVERSIFIED U.S. STOCK FUND

CLASS A

PROSPECTUS AS OF JULY 31, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI ASSET ALLOCATION TRUST

ABOUT THIS PROSPECTUS

SEI Asset Allocation Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

          Diversified Conservative Income Fund                                          3
          -------------------------------------------------------------------------------
          Diversified Conservative Fund                                                 7
          -------------------------------------------------------------------------------
          Diversified Global Moderate Growth Fund                                      11
          -------------------------------------------------------------------------------
          Diversified Moderate Growth Fund                                             15
          -------------------------------------------------------------------------------
          Diversified Global Growth Fund                                               19
          -------------------------------------------------------------------------------
          Diversified Global Stock Fund                                                23
          -------------------------------------------------------------------------------
          Diversified U.S. Stock Fund                                                  27
          -------------------------------------------------------------------------------
          More Information About Fund Investments                                      30
          -------------------------------------------------------------------------------
          Information About the Underlying SEI Funds                                   30
          -------------------------------------------------------------------------------
          Investment Adviser                                                           37
          -------------------------------------------------------------------------------
          Purchasing, Selling and Exchanging Fund Shares                               38
          -------------------------------------------------------------------------------
          Dividends, Distributions and Taxes                                           42
          -------------------------------------------------------------------------------
          Financial Highlights                                                         43
          -------------------------------------------------------------------------------
          How to Obtain More Information About SEI Asset Allocation Trust      Back Cover
          -------------------------------------------------------------------------------

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies by investing in certain mutual funds (Underlying SEI Funds), which are managed by SIMC. The degree to which an investor's Fund is invested in the particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (I.E., the Underlying SEI Funds) is the central theme of SIMC's investment philosophy. SIMC then oversees a network of managers who invest the assets of the Underlying SEI Funds in distinct segments of the market or class represented by each Underlying SEI Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC, who manages the Fund's assets in a way that it believes will help each Fund achieve its goal. In order to achieve its investment objective, SIMC allocates each Fund's assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), and SEI Liquid Asset Trust (SLAT). Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, fixed-income securities or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC's judgments about the markets or the economy and its decisions about investing in Underlying SEI Funds may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the Underlying SEI Funds and, in turn, the securities that the Underlying SEI Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.

DIVERSIFIED CONSERVATIVE INCOME FUND

FUND SUMMARY

INVESTMENT GOAL:                 Current income and an opportunity for capital
                                 appreciation through limited participation in the domestic equity markets

SHARE PRICE VOLATILITY:          Low to medium

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in investment grade
                                 U.S. fixed income securities and, to a lesser extent, in U.S. common stocks

INVESTMENT STRATEGY

The Diversified Conservative Income Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in an Underlying SEI Fund that invests primarily in investment grade U.S. fixed income securities, including mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                               INVESTMENT RANGE
FUND/ASSET CLASS                              (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------
EQUITY                                                                    10-50%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value

FIXED INCOME                                                              50-65%
   SIMT Core Fixed Income

MONEY MARKET                                                               0-30%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of the Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997    13.85%
1998    11.33%
1999     4.88%
2000     6.01%
2001     1.29%
2002    -1.25%
2003    10.04%

BEST QUARTER: 6.55% (06/30/97)

WORST QUARTER: -2.76% (09/30/02)

* The Fund's Class A total return from January 1, 2004 to June 30, 2004 was
1.24%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Lehman Aggregate Bond Index.


                                                                                                            SINCE
DIVERSIFIED CONSERVATIVE INCOME FUND -- CLASS A                                1 YEAR       5 YEARS    INCEPTION*
-----------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                        10.04%         4.12%         6.88%
-----------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                       8.98%         2.14%         4.75%
-----------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**               6.54%         2.32%         4.63%
-----------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no deduction for fees,
  expenses, or taxes)***                                                         4.11%         6.62%         7.52%
-----------------------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is June 13, 1996. Index returns shown from June 30, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.26%
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.63%*
================================================================================
  Total Annual Fund Operating Expenses                                      0.99%**
================================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Conservative Income Fund -- Class A Shares                     0.75%
-------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                           1 YEAR    3 YEARS     5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
Diversified Conservative Income Fund -- Class A Shares     $  101    $   315     $   547   $  1,213
---------------------------------------------------------------------------------------------------

DIVERSIFIED CONSERVATIVE FUND

FUND SUMMARY

INVESTMENT GOAL:                 Current income and an opportunity for capital
                                 appreciation through limited participation in the domestic and international equity markets

SHARE PRICE VOLATILITY:          Medium

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in investment grade
                                 U.S. and foreign fixed income securities and, to a lesser extent, in common stocks

INVESTMENT STRATEGY

The Diversified Conservative Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including asset- and mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                               INVESTMENT RANGE
FUND/ASSET CLASS                              (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------
EQUITY                                                                    15-50%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value
   SIT International Equity

FIXED INCOME                                                              50-80%
   SIMT Core Fixed Income
   SIT International Fixed Income

MONEY MARKET                                                               0-30%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997    13.67%
1998    15.62%
1999     7.43%
2000     0.76%
2001    -3.85%
2002    -3.20%
2003    14.78%

BEST QUARTER: 9.74% (12/31/98)

WORST QUARTER: -5.46% (09/30/02)

* The Fund's Class A total return from January 1, 2004 to June 30, 2004 was
1.69%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.


                                                                                                             SINCE
DIVERSIFIED CONSERVATIVE FUND -- CLASS A                                        1 YEAR       5 YEARS    INCEPTION*
------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                         14.78%         2.95%         6.82%
------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                       13.63%         1.12%         4.95%
------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**                9.64%         1.48%         4.81%
------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no deduction for fees,
   expenses, or taxes)***                                                         4.11%         6.62%         7.52%
------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
   or taxes)***                                                                  31.64%         0.42%         8.30%
------------------------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is June 26, 1996. Index returns shown from June 30, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                             CLASS A SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.10%
-------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  None
-------------------------------------------------------------------------------
Other Expenses                                                             0.26%
-------------------------------------------------------------------------------
Underlying Fund Expenses                                                   0.74%*
===============================================================================
   Total Annual Fund Operating Expenses                                    1.10%**
===============================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Conservative Fund -- Class A Shares                            0.86%
-------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                           1 YEAR      3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------
Diversified Conservative Fund -- Class A Shares            $  112      $   350      $   606      $  1,340
---------------------------------------------------------------------------------------------------------

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation through
                                 participation in the domestic and global equity markets with a limited level of current income

SHARE PRICE VOLATILITY:          Medium

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in U.S. and foreign common stocks and investment grade fixed income securities

INVESTMENT STRATEGY

The Diversified Global Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
EQUITY                                                                     30-75%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value
   SIT International Equity
   SIT Emerging Markets Equity

FIXED INCOME                                                               25-70%
   SIMT Core Fixed Income
   SIMT High Yield Bond
   SIT International Fixed Income
   SIT Emerging Markets Debt

MONEY MARKET                                                                0-30%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997    16.18%
1998    11.22%
1999    16.90%
2000    -5.02%
2001    -7.01%
2002    -9.28%
2003    21.84%

BEST QUARTER: 13.45% (12/31/98)

WORST QUARTER: -10.46% (09/30/02)

* The Fund's Class A total return from January 1, 2004 to June 30, 2004 was
2.15%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.


                                                                                                             SINCE
DIVERSIFIED GLOBAL MODERATE GROWTH FUND -- CLASS A                              1 YEAR       5 YEARS    INCEPTION*
------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                         21.84%         2.68%         5.92%
------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                       20.81%         1.02%         4.29%
------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**               14.24%         1.36%         4.18%
------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no deduction for fees,
   expenses, or taxes)***                                                         4.11%         6.62%         7.35%
------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
   or taxes)***                                                                  31.64%         0.42%         7.46%
------------------------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is December 13, 1996. Index returns shown from December 31, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                             CLASS A SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.10%
-------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  None
-------------------------------------------------------------------------------
Other Expenses                                                             0.26%
-------------------------------------------------------------------------------
Underlying Fund Expenses                                                   0.88%*
===============================================================================
   Total Annual Fund Operating Expenses                                    1.24%**
===============================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Global Moderate Growth Fund -- Class A Shares                  1.00%
-------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Diversified Global Moderate Growth Fund -- Class A Shares             $ 126        $ 393        $ 681       $ 1,500
-------------------------------------------------------------------------------------------------------------------

DIVERSIFIED MODERATE GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation with a limited
                                 level of current income

SHARE PRICE VOLATILITY:          Medium

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in U.S. and foreign common stocks and investment grade fixed income securities

INVESTMENT STRATEGY

The Diversified Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities. The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                               INVESTMENT RANGE
FUND/ASSET CLASS                              (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------
EQUITY                                                                    30-70%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value
   SIT International Equity

FIXED INCOME                                                              30-60%
   SIMT Core Fixed Income
   SIT International Fixed Income

MONEY MARKET                                                               0-30%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997    17.48%
1998    17.14%
1999    12.71%
2000    -3.16%
2001    -7.93%
2002    -9.93%
2003    19.65%

BEST QUARTER: 13.39% (12/31/98)

WORST QUARTER: -10.16% (09/30/02)

* The Fund's Class A total return from January 1, 2004 to June 30, 2004 was
2.29%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.


                                                                                                             SINCE
DIVERSIFIED MODERATE GROWTH FUND -- CLASS A                                     1 YEAR       5 YEARS    INCEPTION*
------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                         19.65%         1.61%         6.54%
------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                       18.82%         0.19%         4.96%
------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**               12.85%         0.59%         4.78%
------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no deduction for fees,
   expenses, or taxes)***                                                         4.11%         6.62%         7.52%
------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
   or taxes)***                                                                  31.64%         0.42%         8.30%
------------------------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is June 10, 1996. Index returns shown from June 30, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                             CLASS A SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.10%
-------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  None
-------------------------------------------------------------------------------
Other Expenses                                                             0.26%
-------------------------------------------------------------------------------
Underlying Fund Expenses                                                   0.82%*
===============================================================================
   Total Annual Fund Operating Expenses                                    1.18%**
===============================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Moderate Growth Fund -- Class A Shares                         0.94%
-------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------
Diversified Moderate Growth Fund -- Class A Shares               $  120      $   375      $   649      $  1,432
---------------------------------------------------------------------------------------------------------------

DIVERSIFIED GLOBAL GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation

SHARE PRICE VOLATILITY:          Medium to high

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in U.S. and foreign common stocks and fixed income securities

INVESTMENT STRATEGY

The Diversified Global Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 45% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 5% of its assets in Underlying SEI Funds that invest primarily in U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
EQUITY                                                                     45-95%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value
   SIT International Equity
   SIT Emerging Markets Equity

FIXED INCOME                                                                5-50%
   SIMT Core Fixed Income
   SIMT High Yield Bond
   SIT International Fixed Income
   SIT Emerging Markets Debt

MONEY MARKET                                                                0-30%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997    18.17%
1998    12.73%
1999    22.72%
2000    -8.82%
2001   -10.80%
2002   -15.54%
2003    26.26%

BEST QUARTER: 17.17% (12/31/98)

WORST QUARTER: -14.52% (09/30/02)

* The Fund's Class A total return from January 1, 2004 to June 30, 2004 was
2.72%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Lehman Aggregate Bond Index, Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.


                                                                                                               SINCE
DIVERSIFIED GLOBAL GROWTH FUND -- CLASS A                                         1 YEAR       5 YEARS    INCEPTION*
--------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                           26.26%         1.26%         5.79%
--------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                         25.68%        -0.04%         4.42%
--------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**                 17.18%         0.42%         4.29%
--------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no deduction for fees,
   expenses, or taxes)***                                                           4.11%         6.62%         7.52%
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley MSCI EAFE Index Return (reflects no deduction for fees, expenses,
   or taxes)***                                                                    38.59%        -0.05%         2.87%
--------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
   or taxes)***                                                                    31.64%         0.42%         8.30%
--------------------------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is June 13, 1996. Index returns shown from June 30, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Morgan Stanley MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                             CLASS A SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.10%
-------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  None
-------------------------------------------------------------------------------
Other Expenses                                                             0.26%
-------------------------------------------------------------------------------
Underlying Fund Expenses                                                   0.92%*
===============================================================================
   Total Annual Fund Operating Expenses                                    1.28%**
===============================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Global Growth Fund -- Class A Shares                           1.04%
-------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Diversified Global Growth Fund -- Class A Shares                     $  130      $   406      $   702      $  1,545
-------------------------------------------------------------------------------------------------------------------

DIVERSIFIED GLOBAL STOCK FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation through a
                                 diversified global equity strategy

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in U.S. and foreign common stocks and other equity securities

INVESTMENT STRATEGY

The Diversified Global Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                               INVESTMENT RANGE
FUND/ASSET CLASS                              (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------
EQUITY                                                                   80-100%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value
   SIT International Equity
   SIT Emerging Markets Equity

MONEY MARKET                                                               0-20%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization or foreign stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Similarly, investing in foreign stocks rather than U.S. stocks may cause the Fund to miss opportunities in the U.S. markets. Alternatively, investing in foreign stocks may subject the Fund to risks not present in the U.S. markets. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997     20.28%
1998     13.65%
1999     28.38%
2000    -12.46%
2001    -14.67%
2002    -21.14%
2003     29.92%

BEST QUARTER: 20.91% (12/31/98)

WORST QUARTER: -18.52% (09/30/02)

* The Fund's Class A total return from January 1, 2004 to June 30, 2004 was
3.42%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.


                                                                                                               SINCE
DIVERSIFIED GLOBAL STOCK FUND -- CLASS A                                          1 YEAR       5 YEARS    INCEPTION*
--------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                           29.92%        -0.35%         4.28%
--------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                         29.75%        -1.37%         3.20%
--------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**                 19.60%        -0.70%         3.24%
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley MSCI EAFE Index Return (reflects no deduction for fees, expenses,
   or taxes)***                                                                    38.59%        -0.05%         2.86%
--------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
   or taxes)***                                                                    31.64%         0.42%         7.46%
--------------------------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is December 9, 1996. Index returns shown from December 31, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                             CLASS A SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.10%
-------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  None
-------------------------------------------------------------------------------
Other Expenses                                                             0.26%
-------------------------------------------------------------------------------
Underlying Fund Expenses                                                   0.99%*
===============================================================================
   Total Annual Fund Operating Expenses                                    1.35%**
===============================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Global Stock Fund -- Class A Shares                            1.11%
-------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Diversified Global Stock Fund -- Class A Shares                      $  137      $   428      $   739      $  1,624
-------------------------------------------------------------------------------------------------------------------

DIVERSIFIED U.S. STOCK FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation through a
                                 diversified domestic equity strategy

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in U.S. common stocks and other equity securities

INVESTMENT STRATEGY

The Diversified U.S. Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. common stocks and other equity securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                               INVESTMENT RANGE
FUND/ASSET CLASS                              (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------
EQUITY                                                                   80-100%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value

MONEY MARKET                                                               0-20%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997     32.67%
1998     20.24%
1999     20.21%
2000     -8.01%
2001    -13.52%
2002    -23.24%
2003     29.10%

BEST QUARTER: 22.43% (12/31/98)

WORST QUARTER: -17.87% (09/30/02)

* The Fund's Class A total return from January 1, 2004 to June 30, 2004 was
3.38%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Wilshire 5000 Index.


                                                                                                              SINCE
DIVERSIFIED U.S. STOCK FUND -- CLASS A                                           1 YEAR       5 YEARS    INCEPTION*
-------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                          29.10%        -1.07%         7.12%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                        28.93%        -2.00%         5.88%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**                19.06%        -1.31%         5.64%
-------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
   or taxes)***                                                                   31.64%         0.42%         8.09%
-------------------------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is May 13, 1996. Index returns shown from May 31, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                             CLASS A SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.10%
-------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  None
-------------------------------------------------------------------------------
Other Expenses                                                             0.26%
-------------------------------------------------------------------------------
Underlying Fund Expenses                                                   0.86%*
-------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                    1.22%**
-------------------------------------------------------------------------------


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified U.S. Stock Fund -- Class A Shares                              0.98%
-------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Diversified U.S. Stock Fund -- Class A Shares                        $  124      $   387      $   670      $  1,477
-------------------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class. However, the Funds also may use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund's objective. The Funds will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds' investment objectives and policies, select additional Underlying SEI Funds for investment.

The chart below sets forth the expense ratio, after fee waivers, for each of the Underlying SEI Funds in which the Funds will invest (based on information as of June 30, 2004).


UNDERLYING SEI FUND:                                             EXPENSE RATIO:
-------------------------------------------------------------------------------
SIMT Large Cap Value Fund                                                  0.85%
SIMT Large Cap Growth Fund                                                 0.85%
SIMT Large Cap Disciplined Equity Fund                                      N/A*
SIMT Small/Mid Cap Equity Fund                                              N/A*
SIMT Small Cap Value Fund                                                  1.10%
SIMT Small Cap Growth Fund                                                 1.10%
SIT International Equity Fund                                              1.28%
SIT Emerging Markets Equity Fund                                           1.95%
SIMT Core Fixed Income Fund                                                0.60%
SIMT High Yield Bond Fund                                                  0.85%
SIT International Fixed Income Fund                                        1.00%
SIT Emerging Markets Debt Fund                                             1.35%
SLAT Prime Obligation Fund                                                 0.44%

* The SIMT Large Cap Disciplined Equity and SIMT Small/Mid Cap Equity Funds were not operational as of June 30, 2004.

UNDERLYING U.S. EQUITY FUNDS

SIMT LARGE CAP VALUE FUND: The SIMT Large Cap Value Fund seeks long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in high quality (I.E., above average reinvestment rates) income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Alliance Capital Management L.P.'s investment unit of Sanford C. Bernstein & Co., LLC, Aronson+Johnson+Ortiz, LP, Franklin Portfolio Associates, LLC and LSV Asset Management serve as Sub-Advisers to the SIMT Large Cap Value Fund.

SIMT LARGE CAP GROWTH FUND: The SIMT Large Cap Growth Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Goldman Sachs Asset Management, L.P., McKinley Capital Management Inc., Montag & Caldwell, Inc., Peregrine Capital Management, Inc. and Transamerica Investment Management, LLC serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT LARGE CAP DISCIPLINED EQUITY FUND: The SIMT Large Cap Disciplined Equity Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund invests primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (the S&P 500 Index) (between $881 million and $341 billion as of June 30, 2004). The Fund may also engage in short sales. The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments. The Fund uses a multi-manager approach, relying upon Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Overall, the Fund utilizes one or more Sub-Advisers who rely on rigorous application of proprietary stock analysis, rather than traditional fundamental analysis, to select securities. The Fund may also utilize one or more additional Sub-Advisers who manage in a complementary style with the objective to seek to add value over the S&P 500 Index while maintaining a similar level of volatility to the S&P 500 Index. Analytic Investors Inc., Enhanced Investment Technologies, LLC and Quantitative Management Associates LLC serve as Sub-Advisers to the SIMT Large Cap Disciplined Equity Fund.

SIMT SMALL/MID CAP EQUITY FUND: The SIMT Small/Mid Cap Equity Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund invests primarily in the common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $11 million and $4.6 billion as of June 30, 2004). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. For example, the Sub-Advisers may include both value managers (I.E., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow, or book value), and growth managers (I.E., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Advisors, Inc., Delaware Management Company, Integrity Asset Management, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., Mazama Capital Management, Inc., Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small/Mid Cap Equity Fund.

SIMT SMALL CAP VALUE FUND: The SIMT Small Cap Value Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index or the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Advisors, Inc., David J. Greene and Company, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT SMALL CAP GROWTH FUND: The SIMT Small Cap Growth Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index or the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Delaware Management Company, Lee Munder Investments, Ltd., Mazama Capital Management, Inc., McKinley Capital Management Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

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                                       33

UNDERLYING INTERNATIONAL EQUITY FUNDS

SIT INTERNATIONAL EQUITY FUND: The SIT International Equity Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in common stocks and other equity securities of issuers located in at least three countries other than the United States. The Fund invests primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Alliance Capital Management L.P., Capital Guardian Trust Company, Fisher Investments, Inc., McKinley Capital Management Inc. and Morgan Stanley Investment Management Inc. and its affiliate, Morgan Stanley Investment Management Limited, serve as Sub-Advisers to the SIT International Equity Fund.

SIT EMERGING MARKETS EQUITY FUND: The SIT Emerging Markets Equity Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of emerging markets issuers. The Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Alliance Capital Management L.P., The Boston Company Asset Management LLC, Citigroup Asset Management Limited, Emerging Markets Management, L.L.C. and Rexiter Capital Management Limited serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.

UNDERLYING U.S. FIXED INCOME FUNDS

SIMT CORE FIXED INCOME FUND: The SIMT Core Fixed Income Fund seeks current income and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate will generally have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Aggregate Bond Index (4.77 years as of June 30, 2004). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. BlackRock Advisors, Inc., Metropolitan West Asset Management LLC, Wells Capital Management Inc. and Western Asset Management Company serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

SIMT HIGH YIELD BOND FUND: The SIMT High Yield Bond Fund seeks to maximize total return. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield fixed income securities (junk bonds). The Fund invests primarily in fixed income securities rated below investment

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                                       34

grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security. ING Ghent Asset Management LLC, Lincoln Capital Fixed Income Management Company, LLC, Metropolitan West Asset Management LLC and Nomura Corporate Research and Asset Management Inc. serve as Sub-Advisers to the SIMT High Yield Bond Fund.

UNDERLYING INTERNATIONAL FIXED INCOME FUNDS

SIT INTERNATIONAL FIXED INCOME FUND: The SIT International Fixed Income Fund seeks capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests primarily in foreign government and corporate fixed income securities, as well as foreign mortgage-backed securities and/or asset-backed fixed income securities, of issuers located in at least three countries other than the United States. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Fischer Francis Trees & Watts, Inc. and three of its affiliates, Fischer Francis Trees & Watts, Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha serve as the Sub-Adviser to the SIT International Fixed Income Fund.

SIT EMERGING MARKETS DEBT FUND: The SIT Emerging Markets Debt Fund seeks to maximize total return. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities of emerging markets issuers. The Fund invests primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as "junk bonds"). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Ashmore Investment Management Limited and Salomon Brothers Asset Management Inc serve as Sub-Advisers to the SIT Emerging Markets Debt Fund.

UNDERLYING MONEY MARKET FUND

SLAT PRIME OBLIGATION FUND: The SLAT Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income. The Fund invests in: (i) commercial paper (including asset-backed commercial paper) rated in the highest short-term rating category by at least one nationally-recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank

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                                       35

notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest short-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements. Banc of America Capital Management, LLC serves as the Sub-Adviser to the SLAT Prime Obligation Fund.

ADDITIONAL RISKS OF INVESTING IN THE UNDERLYING SEI FUNDS

The following sections describe some of the additional risks associated with certain of the Underlying SEI Funds.

DERIVATIVES RISK: Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by an Underlying SEI Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for an Underlying SEI Fund to sell a derivative instrument, which could result in difficulty closing the positions, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

EXCHANGE-TRADED FUNDS RISK: A number of the Underlying SEI Funds may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When an Underlying SEI Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

INTERNATIONAL INVESTING RISK: A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

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                                       36

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and "Brady Bonds" that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;
(ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

JUNK BOND RISK: Certain Underlying SEI Funds invest in bonds rated below investment grade (junk bonds). Junk bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than issuers of investment grade securities to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater than that of investment grade securities since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

MORTGAGE-BACKED SECURITIES RISK: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

NON-DIVERSIFICATION RISK: Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to their investments in those securities.

SHORT SALES RISK: Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale an Underlying SEI Fund must borrow the security to deliver to the buyer. The Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at

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                                       37

which the security was sold by the Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

SMALL CAPITALIZATION RISK: Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies the Underlying SEI Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

INVESTMENT ADVISER

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to each Fund. SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. As of June 30, 2004, SIMC had approximately $59.7 billion in assets under management. As of the fiscal year ended March 31, 2004, SIMC received investment advisory fees, as a percentage of each Fund's net assets, at the annual rate of 0.10% for each Fund.

IN ADDITION TO SERVING AS ADVISER TO THE FUNDS, SIMC IS ADVISER TO THE UNDERLYING SEI FUNDS, AND OVERSEES ONE OR MORE SUB-ADVISERS FOR THOSE FUNDS. SIMC ACTS AS THE MANAGER OF MANAGERS OF THE UNDERLYING SEI FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE UNDERLYING SEI FUNDS SINCE IT ALLOCATES EACH UNDERLYING SEI FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES OF THE UNDERLYING SEI FUNDS.

The Funds are managed by a team of investment professionals from SIMC. No one person is primarily responsible for making asset allocation decision recommendations to the team.

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                                       38

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares of the Funds. Class A Shares are offered to tax-advantaged and other retirement accounts. If you are investing in a Fund through a 401(k) or other retirement plan, you should contact your plan sponsor for the services and procedures which pertain to your account.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (I.E., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m., Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

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                                       39

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, each Fund generally values shares of the Underlying SEI Funds at their NAV and other investments at market prices. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Underlying SEI Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Underlying SEI Funds do not calculate NAV. As a result, the market value of these Underlying SEI Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $150,000 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

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                                       40

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. For IRA or other tax-deferred accounts, there are tax penalties for early withdrawal. For more information, see the SAI.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares of a Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Your broker or institution may charge you a fee for its services. This

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                                       41

exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

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                                       42
DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Tax-advantaged and other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until you begin receiving distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that are designated by a Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains (currently at a maximum rate of 15 percent). Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is treated the same as a sale.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

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                                       43

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI ASSET ALLOCATION TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,

                                     NET
                                   REALIZED
                                     AND
                                  UNREALIZED                            DISTRIBUTIONS
          NET ASSET                 GAINS                  DIVIDENDS        FROM             TOTAL
           VALUE,        NET       (LOSSES)      TOTAL      FROM NET      REALIZED         DIVIDENDS
          BEGINNING  INVESTMENT       ON         FROM      INVESTMENT      CAPITAL            AND
          OF PERIOD    INCOME     SECURITIES   OPERATIONS    INCOME         GAINS        DISTRIBUTIONS
------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND

CLASS A

  2004     $ 10.28     $ 0.24*     $  1.01*      $  1.25    $ (0.24)      $ (0.07)          $ (0.31)
------------------------------------------------------------------------------------------------------
  2003       10.75       0.29        (0.41)        (0.12)     (0.31)        (0.04)            (0.35)
------------------------------------------------------------------------------------------------------
  2002       10.96       0.36        (0.03)         0.33      (0.40)        (0.14)            (0.54)
------------------------------------------------------------------------------------------------------
  2001       11.74       0.52        (0.41)         0.11      (0.54)        (0.35)            (0.89)
------------------------------------------------------------------------------------------------------
  2000       11.60       0.49*        0.34*         0.83      (0.54)        (0.15)            (0.69)
------------------------------------------------------------------------------------------------------

DIVERSIFIED CONSERVATIVE FUND

CLASS A

  2004     $  9.10     $ 0.24*     $  1.46*      $  1.70    $ (0.23)      $ (0.07)          $ (0.30)
------------------------------------------------------------------------------------------------------
  2003        9.71       0.22        (0.58)        (0.36)     (0.22)        (0.03)            (0.25)
------------------------------------------------------------------------------------------------------
  2002       10.16       0.24        (0.13)         0.11      (0.26)        (0.30)            (0.56)
------------------------------------------------------------------------------------------------------
  2001       11.75       0.33        (1.10)        (0.77)     (0.34)        (0.48)            (0.82)
------------------------------------------------------------------------------------------------------
  2000       11.42       0.34*        0.76*         1.10      (0.53)        (0.24)            (0.77)
------------------------------------------------------------------------------------------------------

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

CLASS A

  2004     $  8.94     $ 0.22*     $  2.23*      $  2.45    $ (0.21)      $ (0.06)          $ (0.27)
------------------------------------------------------------------------------------------------------
  2003       10.39       0.20        (1.42)        (1.22)     (0.21)        (0.02)            (0.23)
------------------------------------------------------------------------------------------------------
  2002       10.57       0.23        (0.02)         0.21      (0.24)        (0.15)            (0.39)
------------------------------------------------------------------------------------------------------
  2001       13.61       0.32        (2.30)        (1.98)     (0.32)        (0.74)            (1.06)
------------------------------------------------------------------------------------------------------
  2000       12.14       0.31*        1.81*         2.12      (0.45)        (0.20)            (0.65)
------------------------------------------------------------------------------------------------------

                                                RATIO OF    RATIO OF      RATIO OF
                                                  NET         NET         EXPENSES
                                                EXPENSES   INVESTMENT    TO AVERAGE
          NET ASSET               NET ASSETS       TO        INCOME      NET ASSETS
           VALUE,                   END OF      AVERAGE        TO        (EXCLUDING        PORTFOLIO
           END OF       TOTAL       PERIOD        NET       AVERAGE      WAIVERS AND       TURNOVER
           PERIOD      RETURN+   ($THOUSANDS)   ASSETS**   NET ASSETS  REIMBURSEMENT)**      RATE
------------------------------------------------------------------------------------------------------

DIVERSIFIED CONSERVATIVE INCOME FUND

CLASS A

  2004     $ 11.22      12.34%     $  56,376     0.12%       2.26%         0.36%             23%
------------------------------------------------------------------------------------------------------
  2003       10.28      (1.16)        50,717     0.12        2.79          0.36              24
------------------------------------------------------------------------------------------------------
  2002       10.75       3.13         47,222     0.12        3.43          0.38              40
------------------------------------------------------------------------------------------------------
  2001       10.96       0.92         35,729     0.12        4.68          0.40              26
------------------------------------------------------------------------------------------------------
  2000       11.74       7.53         30,969     0.12        4.27          0.41              32
------------------------------------------------------------------------------------------------------

DIVERSIFIED CONSERVATIVE FUND

CLASS A

  2004     $ 10.50      18.98%     $  73,941     0.12%       2.41%         0.36%             15%
------------------------------------------------------------------------------------------------------
  2003        9.10      (3.65)        55,939     0.12        2.41          0.37              40
------------------------------------------------------------------------------------------------------
  2002        9.71       1.11         47,630     0.12        2.43          0.35              31
------------------------------------------------------------------------------------------------------
  2001       10.16      (6.95)        45,372     0.12        2.97          0.41              21
------------------------------------------------------------------------------------------------------
  2000       11.75      10.05         45,363     0.12        2.96          0.45              27
------------------------------------------------------------------------------------------------------

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

CLASS A

  2004     $ 11.12      27.72%     $ 176,704     0.12%       2.12%         0.36%             36%
------------------------------------------------------------------------------------------------------
  2003        8.94     (11.83)       125,946     0.12        2.17          0.37             123
------------------------------------------------------------------------------------------------------
  2002       10.39       2.06        142,483     0.12        2.35          0.37              29
------------------------------------------------------------------------------------------------------
  2001       10.57     (15.19)        94,040     0.12        2.61          0.36              41
------------------------------------------------------------------------------------------------------
  2000       13.61      18.04         58,455     0.12        2.47          0.44              54
------------------------------------------------------------------------------------------------------

                                     NET
                                   REALIZED
                                     AND
                                  UNREALIZED                            DISTRIBUTIONS
          NET ASSET                 GAINS                   DIVIDENDS       FROM             TOTAL
           VALUE,        NET       (LOSSES)       TOTAL     FROM NET      REALIZED         DIVIDENDS
          BEGINNING  INVESTMENT       ON          FROM     INVESTMENT      CAPITAL            AND
          OF PERIOD    INCOME     SECURITIES   OPERATIONS    INCOME         GAINS        DISTRIBUTIONS
------------------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND

CLASS A

  2004     $  9.68     $ 0.20*     $  2.28*      $  2.48    $ (0.19)      $ (0.06)          $ (0.25)
------------------------------------------------------------------------------------------------------
  2003       11.21       0.18        (1.50)        (1.32)     (0.18)        (0.03)            (0.21)
------------------------------------------------------------------------------------------------------
  2002       11.75       0.20        (0.15)         0.05      (0.22)        (0.37)            (0.59)
------------------------------------------------------------------------------------------------------
  2001       14.47       0.28        (2.23)        (1.95)     (0.29)        (0.48)            (0.77)
------------------------------------------------------------------------------------------------------
  2000       13.18       0.28*        1.64*         1.92      (0.35)        (0.28)            (0.63)
------------------------------------------------------------------------------------------------------

DIVERSIFIED GLOBAL GROWTH FUND

CLASS A

  2004     $  8.79     $ 0.15*     $  2.87*      $  3.02    $ (0.14)      $ (0.04)          $ (0.18)
------------------------------------------------------------------------------------------------------
  2003       11.05       0.12        (2.24)        (2.12)     (0.13)        (0.01)            (0.14)
------------------------------------------------------------------------------------------------------
  2002       11.49       0.15        (0.02)         0.13      (0.16)        (0.41)            (0.57)
------------------------------------------------------------------------------------------------------
  2001       15.42       0.22        (3.43)        (3.21)     (0.22)        (0.50)            (0.72)
------------------------------------------------------------------------------------------------------
  2000       13.22       0.20*        2.84*         3.04      (0.33)        (0.51)            (0.84)
------------------------------------------------------------------------------------------------------

DIVERSIFIED GLOBAL STOCK FUND

CLASS A

  2004     $  7.50     $ 0.07*     $  3.02*      $  3.09    $ (0.06)      $ (0.01)          $ (0.07)
------------------------------------------------------------------------------------------------------
  2003       10.20       0.04        (2.70)        (2.66)     (0.04)++         --             (0.04)++
------------------------------------------------------------------------------------------------------
  2002       10.58       0.04        (0.04)           --      (0.03)        (0.35)            (0.38)
------------------------------------------------------------------------------------------------------
  2001       16.00       0.06        (4.23)        (4.17)     (0.06)        (1.19)            (1.25)
------------------------------------------------------------------------------------------------------
  2000       12.80       0.05*        3.60*         3.65      (0.13)        (0.32)            (0.45)
------------------------------------------------------------------------------------------------------

DIVERSIFIED U.S. STOCK FUND

CLASS A

  2004     $  9.48     $ 0.09*     $  3.42*      $  3.51    $ (0.07)      $ (0.01)          $ (0.08)
------------------------------------------------------------------------------------------------------
  2003       12.84       0.06        (3.36)        (3.30)     (0.06)+++        --             (0.06)+++
------------------------------------------------------------------------------------------------------
  2002       13.23       0.07         0.09          0.16      (0.04)        (0.51)            (0.55)
------------------------------------------------------------------------------------------------------
  2001       18.58       0.09        (4.55)        (4.46)     (0.08)        (0.81)            (0.89)
------------------------------------------------------------------------------------------------------
  2000       15.70       0.07*        3.35*         3.42      (0.12)        (0.42)            (0.54)
------------------------------------------------------------------------------------------------------

                                                RATIO OF    RATIO OF      RATIO OF
                                                  NET         NET         EXPENSES
                                                EXPENSES   INVESTMENT    TO AVERAGE
          NET ASSET               NET ASSETS       TO        INCOME      NET ASSETS
           VALUE,                   END OF      AVERAGE        TO        (EXCLUDING        PORTFOLIO
           END OF       TOTAL       PERIOD        NET       AVERAGE      WAIVERS AND       TURNOVER
           PERIOD      RETURN+   ($THOUSANDS)   ASSETS**   NET ASSETS  REIMBURSEMENT)**      RATE
------------------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND

CLASS A

  2004     $ 11.91      25.88%     $ 200,772        0.12%      1.85%         0.36%               17%
------------------------------------------------------------------------------------------------------
  2003        9.68     (11.86)       157,985        0.12       1.79          0.38                30
------------------------------------------------------------------------------------------------------
  2002       11.21       0.43        165,522        0.12       1.78          0.38                22
------------------------------------------------------------------------------------------------------
  2001       11.75     (13.95)       226,820        0.12       2.15          0.38                19
------------------------------------------------------------------------------------------------------
  2000       14.47      14.99        191,484        0.12       2.08          0.38                16
------------------------------------------------------------------------------------------------------

DIVERSIFIED GLOBAL GROWTH FUND

CLASS A

  2004     $ 11.63      34.53%     $ 171,034        0.12%      1.45%         0.36%               32%
------------------------------------------------------------------------------------------------------
  2003        8.79     (19.30)       122,522        0.12       1.31          0.38                68
------------------------------------------------------------------------------------------------------
  2002       11.05       1.17        148,169        0.12       1.32          0.36                31
------------------------------------------------------------------------------------------------------
  2001       11.49     (21.41)       145,719        0.12       1.53          0.38                14
------------------------------------------------------------------------------------------------------
  2000       15.42      23.66        125,893        0.12       1.40          0.45                17
------------------------------------------------------------------------------------------------------

DIVERSIFIED GLOBAL STOCK FUND

CLASS A

  2004     $ 10.52      41.32%     $ 123,657        0.12%      0.78%         0.36%               58%
------------------------------------------------------------------------------------------------------
  2003        7.50     (26.11)        87,359        0.12       0.48          0.38               149
------------------------------------------------------------------------------------------------------
  2002       10.20       0.05        115,692        0.12       0.36          0.39                36
------------------------------------------------------------------------------------------------------
  2001       10.58     (27.19)       104,455        0.12       0.46          0.36                46
------------------------------------------------------------------------------------------------------
  2000       16.00      28.98         85,672        0.12       0.35          0.37                13
------------------------------------------------------------------------------------------------------

DIVERSIFIED U.S. STOCK FUND

CLASS A

  2004     $ 12.91      37.24%     $ 100,571        0.12%      0.79%         0.36%               27%
------------------------------------------------------------------------------------------------------
  2003        9.48     (25.78)        77,148        0.12       0.57          0.38                14
------------------------------------------------------------------------------------------------------
  2002       12.84       1.16        110,391        0.12       0.45          0.35                35
------------------------------------------------------------------------------------------------------
  2001       13.23     (24.74)       104,377        0.12       0.53          0.39                19
------------------------------------------------------------------------------------------------------
  2000       18.58      22.15        105,229        0.12       0.43          0.41                12
------------------------------------------------------------------------------------------------------


+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ Includes a return of capital of $(0.003).
+++ Includes a return of capital of $(0.007).

* Per share calculations were performed using average shares.
** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as "--" are $0 or have been rounded to $0.

[SEI INVESTMENTS LOGO]


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2004 includes detailed information about SEI Asset Allocation Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Asset Allocation Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Asset Allocation Trust's Investment Company Act registration number is 811-7445.

SEI-F-116 (7/04)

[GRAPHIC]

[SEI INVESTMENTS LOGO]


SEI ASSET
ALLOCATION TRUST

DIVERSIFIED CONSERVATIVE INCOME FUND

DIVERSIFIED CONSERVATIVE FUND

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

DIVERSIFIED MODERATE GROWTH FUND

DIVERSIFIED GLOBAL GROWTH FUND

DIVERSIFIED GLOBAL STOCK FUND

DIVERSIFIED U.S. STOCK FUND

CLASS D

PROSPECTUS AS OF
JULY 31, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI ASSET ALLOCATION TRUST

ABOUT THIS PROSPECTUS

SEI Asset Allocation Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class D Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

            Diversified Conservative Income Fund                                          3
            -------------------------------------------------------------------------------
            Diversified Conservative Fund                                                 7
            -------------------------------------------------------------------------------
            Diversified Global Moderate Growth Fund                                      11
            -------------------------------------------------------------------------------
            Diversified Moderate Growth Fund                                             15
            -------------------------------------------------------------------------------
            Diversified Global Growth Fund                                               19
            -------------------------------------------------------------------------------
            Diversified Global Stock Fund                                                23
            -------------------------------------------------------------------------------
            Diversified U.S. Stock Fund                                                  27
            -------------------------------------------------------------------------------
            More Information About Fund Investments                                      30
            -------------------------------------------------------------------------------
            Information About the Underlying SEI Funds                                   30
            -------------------------------------------------------------------------------
            Investment Adviser                                                           37
            -------------------------------------------------------------------------------
            Purchasing, Selling and Exchanging Fund Shares                               38
            -------------------------------------------------------------------------------
            Dividends, Distributions and Taxes                                           42
            -------------------------------------------------------------------------------
            Financial Highlights                                                         43
            -------------------------------------------------------------------------------
            How to Obtain More Information About SEI Asset Allocation Trust      Back Cover
            -------------------------------------------------------------------------------

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies by investing in certain mutual funds (Underlying SEI Funds), which are managed by SIMC. The degree to which an investor's Fund is invested in the particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (I.E., the Underlying SEI Funds) is the central theme of SIMC's investment philosophy. SIMC then oversees a network of managers who invest the assets of the Underlying SEI Funds in distinct segments of the market or class represented by each Underlying SEI Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC, who manages the Fund's assets in a way that it believes will help each Fund achieve its goal. In order to achieve its investment objective, SIMC allocates each Fund's assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), and SEI Liquid Asset Trust (SLAT). Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, fixed-income securities or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC's judgments about the markets or the economy and its decisions about investing in Underlying SEI Funds may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the Underlying SEI Funds and, in turn, the securities that the Underlying SEI Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.

DIVERSIFIED CONSERVATIVE INCOME FUND

FUND SUMMARY

INVESTMENT GOAL:                 Current income and an opportunity for capital
                                 appreciation through limited participation in the domestic equity markets

SHARE PRICE VOLATILITY:          Low to medium

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in investment grade
                                 U.S. fixed income securities and, to a lesser extent, in U.S. common stocks

INVESTMENT STRATEGY

The Diversified Conservative Income Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in an Underlying SEI Fund that invests primarily in investment grade U.S. fixed income securities, including mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                    INVESTMENT RANGE
FUND/ASSET CLASS                                   (PERCENTAGE OF THE FUND'S ASSETS)
------------------------------------------------------------------------------------
EQUITY                                                                        10-50%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value

FIXED INCOME                                                                  50-65%
   SIMT Core Fixed Income

MONEY MARKET                                                                   0-30%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of the Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997    12.76%
1998    10.35%
1999     3.76%
2000     4.94%
2001     0.27%
2002    -2.26%
2003     9.03%

BEST QUARTER:    6.20% (06/30/97)

WORST QUARTER:  -2.94% (09/30/02)


* The Fund's Class D total return from January 1, 2004 to June 30, 2004 was
0.73%.

This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 2003 to those of the Lehman Aggregate Bond Index.


                                                                                                              SINCE
DIVERSIFIED CONSERVATIVE INCOME FUND -- CLASS D                                 1 YEAR       5 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                         9.03%         3.08%          5.87%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                       8.33%         1.50%          4.13%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**               5.89%         1.68%          4.01%
-------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no deduction for fees,
   expenses, or taxes)***                                                        4.11%         6.62%          7.52%
-------------------------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class D Shares is June 21, 1996. Index returns shown from June 30, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                                              CLASS D SHARES
----------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                                   0.10%
----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                                  0.75%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                             0.51%
----------------------------------------------------------------------------------------------------------------
Underlying Fund Expenses                                                                                   0.63%*
================================================================================================================
   Total Annual Fund Operating Expenses                                                                    1.99%**
================================================================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Conservative Income Fund -- Class D Shares                                                      1.75%
----------------------------------------------------------------------------------------------------------------


For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Diversified Conservative Income Fund -- Class D Shares               $  202      $   624      $ 1,073      $  2,317
-------------------------------------------------------------------------------------------------------------------

DIVERSIFIED CONSERVATIVE FUND

FUND SUMMARY

INVESTMENT GOAL:                 Current income and an opportunity for capital
                                 appreciation through limited participation in the domestic and international equity markets

SHARE PRICE VOLATILITY:          Medium

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in investment grade
                                 U.S. and foreign fixed income securities and, to a lesser extent, in common stocks

INVESTMENT STRATEGY

The Diversified Conservative Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including asset- and mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                    INVESTMENT RANGE
FUND/ASSET CLASS                                   (PERCENTAGE OF THE FUND'S ASSETS)
------------------------------------------------------------------------------------
EQUITY                                                                        15-50%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value
   SIT International Equity

FIXED INCOME                                                                  50-80%
   SIMT Core Fixed Income
   SIT International Fixed Income

MONEY MARKET                                                                   0-30%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997    12.67%
1998    14.58%
1999     6.32%
2000    -0.31%
2001    -4.76%
2002    -4.24%
2003    13.76%

BEST QUARTER:    9.50% (12/31/98)

WORST QUARTER:  -5.85% (09/30/02)


* The Fund's Class D total return from January 1, 2004 to June 30, 2004 was
1.15%.

This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 2003 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.


                                                                                                              SINCE
DIVERSIFIED CONSERVATIVE FUND -- CLASS D                                        1 YEAR       5 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                        13.76%         1.92%          5.68%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                      13.00%         0.51%          4.21%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**               8.97%         0.87%          4.08%
-------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no deduction for fees,
   expenses, or taxes)***                                                        4.11%         6.62%          7.57%
-------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
   or taxes)***                                                                 31.64%         0.42%          9.21%
-------------------------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class D Shares is July 1, 1996. Index returns shown from July 31, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                                              CLASS D SHARES
----------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                                   0.10%
----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                                  0.75%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                             0.51%
----------------------------------------------------------------------------------------------------------------
Underlying Fund Expenses                                                                                   0.74%*
================================================================================================================
   Total Annual Fund Operating Expenses                                                                    2.10%**
================================================================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Conservative Fund -- Class D Shares                                                            1.86%
----------------------------------------------------------------------------------------------------------------


For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Diversified Conservative Fund -- Class D Shares                      $  213      $   658      $ 1,129      $  2,431
-------------------------------------------------------------------------------------------------------------------

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation through
                                 participation in the domestic and global equity markets with a limited level of current income

SHARE PRICE VOLATILITY:          Medium

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in U.S. and foreign common stocks and investment grade fixed income securities

INVESTMENT STRATEGY

The Diversified Global Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                    INVESTMENT RANGE
FUND/ASSET CLASS                                   (PERCENTAGE OF THE FUND'S ASSETS)
------------------------------------------------------------------------------------
EQUITY                                                                        30-75%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value
   SIT International Equity
   SIT Emerging Markets Equity

FIXED INCOME                                                                  25-70%
   SIMT Core Fixed Income
   SIMT High Yield Bond
   SIT International Fixed Income
   SIT Emerging Markets Debt

MONEY MARKET                                                                   0-30%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997    14.90%
1998    10.10%
1999    15.72%
2000    -5.96%
2001    -7.91%
2002   -10.20%
2003    20.52%

BEST QUARTER:    13.16% (12/31/98)

WORST QUARTER:  -10.70% (09/30/02)


* The Fund's Class D total return from January 1, 2004 to June 30, 2004 was
1.67%.

This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 2003 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.


                                                                                                              SINCE
DIVERSIFIED GLOBAL MODERATE GROWTH FUND -- CLASS D                              1 YEAR       5 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                        20.52%         1.64%          4.81%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                      19.85%         0.39%          3.57%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**              13.37%         0.74%          3.47%
-------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no deduction for fees,
   expenses, or taxes)***                                                        4.11%         6.62%          7.35%
-------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
   or taxes)***                                                                 31.64%         0.42%          7.46%
-------------------------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class D Shares is December 5, 1996. Index returns shown from December 31, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                                              CLASS D SHARES
----------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                                   0.10%
----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                                  0.75%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                             0.51%
----------------------------------------------------------------------------------------------------------------
Underlying Fund Expenses                                                                                   0.88%*
================================================================================================================
   Total Annual Fund Operating Expenses                                                                    2.24%**
================================================================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Global Moderate Growth Fund -- Class D Shares                                                  2.00%
----------------------------------------------------------------------------------------------------------------


For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Diversified Global Moderate Growth Fund -- Class D Shares            $  227      $   700      $ 1,200      $  2,575
-------------------------------------------------------------------------------------------------------------------

DIVERSIFIED MODERATE GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation with a limited
                                 level of current income

SHARE PRICE VOLATILITY:          Medium

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in U.S. and foreign common stocks and investment grade fixed income securities

INVESTMENT STRATEGY

The Diversified Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities. The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                    INVESTMENT RANGE
FUND/ASSET CLASS                                   (PERCENTAGE OF THE FUND'S ASSETS)
------------------------------------------------------------------------------------
EQUITY                                                                        30-70%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value
   SIT International Equity

FIXED INCOME                                                                  30-60%
   SIMT Core Fixed Income
   SIT International Fixed Income

MONEY MARKET                                                                   0-30%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997    16.63%
1998    15.91%
1999    11.62%
2000    -3.97%
2001    -8.93%
2002   -10.82%
2003    18.44%

BEST QUARTER:    13.11% (12/31/98)

WORST QUARTER:  -10.38% (09/30/02)


* The Fund's Class D total return from January 1, 2004 to June 30, 2004 was
1.78%.

This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 2003 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.


                                                                                                             SINCE
DIVERSIFIED MODERATE GROWTH FUND -- CLASS D                                     1 YEAR       5 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                        18.44%         0.62%          5.43%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                      17.97%        -0.41%          4.25%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**              12.03%         0.00%          4.08%
-------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no deduction for fees,
   expenses, or taxes)***                                                        4.11%         6.62%          7.63%
-------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
   or taxes)***                                                                 31.64%         0.42%          8.09%
-------------------------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class D Shares is May 30, 1996. Index returns shown from May 31, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                                              CLASS D SHARES
----------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                                   0.10%
----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                                  0.75%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                             0.51%
----------------------------------------------------------------------------------------------------------------
Underlying Fund Expenses                                                                                   0.82%*
================================================================================================================
   Total Annual Fund Operating Expenses                                                                    2.18%**
================================================================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Moderate Growth Fund -- Class D Shares                                                         1.94%
----------------------------------------------------------------------------------------------------------------


For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Diversified Moderate Growth Fund -- Class D Shares                   $  221      $   682      $ 1,169      $  2,513
-------------------------------------------------------------------------------------------------------------------

DIVERSIFIED GLOBAL GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation

SHARE PRICE VOLATILITY:          Medium to high

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in U.S. and foreign common stocks and fixed income securities

INVESTMENT STRATEGY

The Diversified Global Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 45% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 5% of its assets in Underlying SEI Funds that invest primarily in U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                    INVESTMENT RANGE
FUND/ASSET CLASS                                   (PERCENTAGE OF THE FUND'S ASSETS)
------------------------------------------------------------------------------------
EQUITY                                                                        45-95%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value
   SIT International Equity
   SIT Emerging Markets Equity

FIXED INCOME                                                                   5-50%
   SIMT Core Fixed Income
   SIMT High Yield Bond
   SIT International Fixed Income
   SIT Emerging Markets Debt

MONEY MARKET                                                                   0-30%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997    17.19%
1998    11.58%
1999    21.50%
2000    -9.73%
2001   -11.72%
2002   -16.40%
2003    24.88%

BEST QUARTER:    16.85%(12/31/98)

WORST QUARTER:  -14.75% (09/30/02)


* The Fund Class D total return from January 1, 2004 to June 30, 2004 was 2.32%.

This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 2003 to those of the Lehman Aggregate Bond Index, Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.


                                                                                                              SINCE
DIVERSIFIED GLOBAL GROWTH FUND -- CLASS D                                       1 YEAR       5 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                        24.88%         0.22%          4.63%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                      24.62%        -0.69%          3.64%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**              16.23%        -0.22%          3.53%
-------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no deduction for fees,
   expenses, or taxes)***                                                        4.11%         6.62%          7.63%
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley MSCI EAFE Index Return (reflects no deduction for fees,
   expenses, or taxes)***                                                       38.59%        -0.05%          2.91%
-------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
   or taxes)***                                                                 31.64%         0.42%          8.09%
-------------------------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class D Shares is May 30, 1996. Index returns shown from May 31, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Morgan Stanley MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                                              CLASS D SHARES
----------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                                   0.10%
----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                                  0.75%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                             0.51%
----------------------------------------------------------------------------------------------------------------
Underlying Fund Expenses                                                                                   0.92%*
================================================================================================================
   Total Annual Fund Operating Expenses                                                                    2.28%**
================================================================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Global Growth Fund -- Class D Shares                                                           2.04%
----------------------------------------------------------------------------------------------------------------


For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Diversified Global Growth Fund -- Class D Shares                     $  231      $   712      $ 1,220      $  2,615
-------------------------------------------------------------------------------------------------------------------

DIVERSIFIED GLOBAL STOCK FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation through a
                                 diversified global equity strategy

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in U.S. and foreign common stocks and other equity securities

INVESTMENT STRATEGY

The Diversified Global Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                    INVESTMENT RANGE
FUND/ASSET CLASS                                   (PERCENTAGE OF THE FUND'S ASSETS)
------------------------------------------------------------------------------------
EQUITY                                                                       80-100%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value
   SIT International Equity
   SIT Emerging Markets Equity

MONEY MARKET                                                                   0-20%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization or foreign stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Similarly, investing in foreign stocks rather than U.S. stocks may cause the Fund to miss opportunities in the U.S. markets. Alternatively, investing in foreign stocks may subject the Fund to risks not present in the U.S. markets. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997    19.06%
1998    12.61%
1999    27.06%
2000   -13.37%
2001   -15.53%
2002   -22.02%
2003    28.67%

BEST QUARTER:    20.65% (12/31/98)

WORST QUARTER:  -18.77% (09/30/02)


* The Fund's Class D total return from January 1, 2004 to June 30, 2004 was
2.88%.

This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 2003 to those of the Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.


                                                                                                              SINCE
DIVERSIFIED GLOBAL STOCK FUND -- CLASS D                                        1 YEAR       5 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                        28.67%        -1.38%          3.22%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                      28.62%        -2.24%          2.29%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**              18.69%        -1.45%          2.42%
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley MSCI EAFE Index Return (reflects no deduction for fees,
   expenses, or taxes)***                                                       38.59%        -0.05%          2.86%
-------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
   or taxes)***                                                                 31.64%         0.42%          7.46%
-------------------------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class D Shares is December 5, 1996. Index returns shown from December 31, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                                              CLASS D SHARES
----------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                                   0.10%
----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                                  0.75%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                             0.51%
----------------------------------------------------------------------------------------------------------------
Underlying Fund Expenses                                                                                   0.99%*
================================================================================================================
   Total Annual Fund Operating Expenses                                                                    2.35%**
================================================================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Global Stock Fund -- Class D Shares                                                            2.11%
----------------------------------------------------------------------------------------------------------------


For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Diversified Global Stock Fund -- Class D Shares                      $  238      $   733      $ 1,255      $  2,686
-------------------------------------------------------------------------------------------------------------------

DIVERSIFIED U.S. STOCK FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation through a
                                 diversified domestic equity strategy

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in U.S. common stocks and other equity securities

INVESTMENT STRATEGY

The Diversified U.S. Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. common stocks and other equity securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                    INVESTMENT RANGE
FUND/ASSET CLASS                                   (PERCENTAGE OF THE FUND'S ASSETS)
------------------------------------------------------------------------------------
EQUITY                                                                       80-100%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value

MONEY MARKET                                                                   0-20%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997    31.39%
1998    19.01%
1999    19.04%
2000    -8.88%
2001   -14.53%
2002   -23.99%
2003    27.77%

BEST QUARTER:     22.05% (12/31/98)

WORST QUARTER:   -18.00% (09/30/02)


* The Fund's Class D total return from January 1, 2004 to June 30, 2004 was
2.84%.

This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 2003 to those of the Wilshire 5000 Index.


                                                                                                             SINCE
DIVERSIFIED U.S. STOCK FUND -- CLASS D                                          1 YEAR       5 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                        27.77%        -2.08%          6.01%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                      27.74%        -2.84%          4.91%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**              18.08%        -2.05%          4.76%
-------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
   or taxes)***                                                                 31.64%         0.42%          9.21%
-------------------------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class D Shares is July 1, 1996. Index returns shown from July 31, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                                              CLASS D SHARES
----------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                                   0.10%
----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                                  0.75%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                             0.51%
----------------------------------------------------------------------------------------------------------------
Underlying Fund Expenses                                                                                   0.86%*
================================================================================================================
   Total Annual Fund Operating Expenses                                                                    2.22%**
================================================================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified U.S. Stock Fund -- Class D Shares                                                              1.98%
----------------------------------------------------------------------------------------------------------------


For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Diversified U.S. Stock Fund -- Class D Shares                        $  225      $   694      $ 1,190      $  2,554
-------------------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class. However, the Funds also may use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund's objective. The Funds will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds' investment objectives and policies, select additional Underlying SEI Funds for investment.

The chart below sets forth the expense ratio, after fee waivers, for each of the Underlying SEI Funds in which the Funds will invest (based on information as of June 30, 2004).


UNDERLYING SEI FUND:                                                                EXPENSE RATIO:
--------------------------------------------------------------------------------------------------
SIMT Large Cap Value Fund                                                                    0.85%
--------------------------------------------------------------------------------------------------
SIMT Large Cap Growth Fund                                                                   0.85%
--------------------------------------------------------------------------------------------------
SIMT Large Cap Disciplined Equity Fund                                                        N/A*
--------------------------------------------------------------------------------------------------
SIMT Small/Mid Cap Equity Fund                                                                N/A*
--------------------------------------------------------------------------------------------------
SIMT Small Cap Value Fund                                                                    1.10%
--------------------------------------------------------------------------------------------------
SIMT Small Cap Growth Fund                                                                   1.10%
--------------------------------------------------------------------------------------------------
SIT International Equity Fund                                                                1.28%
--------------------------------------------------------------------------------------------------
SIT Emerging Markets Equity Fund                                                             1.95%
--------------------------------------------------------------------------------------------------
SIMT Core Fixed Income Fund                                                                  0.60%
--------------------------------------------------------------------------------------------------
SIMT High Yield Bond Fund                                                                    0.85%
--------------------------------------------------------------------------------------------------
SIT International Fixed Income Fund                                                          1.00%
--------------------------------------------------------------------------------------------------
SIT Emerging Markets Debt Fund                                                               1.35%
--------------------------------------------------------------------------------------------------
SLAT Prime Obligation Fund                                                                   0.44%
--------------------------------------------------------------------------------------------------


*The SIMT Large Cap Disciplined Equity and SIMT Small/Mid Cap Equity Funds were not operational as of June 30, 2004.

UNDERLYING U.S. EQUITY FUNDS

SIMT LARGE CAP VALUE FUND: The SIMT Large Cap Value Fund seeks long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in high quality (I.E., above average reinvestment rates) income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Alliance Capital Management L.P.'s investment unit of Sanford C. Bernstein & Co., LLC, Aronson+Johnson+Ortiz, LP, Franklin Portfolio Associates, LLC and LSV Asset Management serve as Sub-Advisers to the SIMT Large Cap Value Fund.

SIMT LARGE CAP GROWTH FUND: The SIMT Large Cap Growth Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Goldman Sachs Asset Management, L.P., McKinley Capital Management Inc., Montag & Caldwell, Inc., Peregrine Capital Management, Inc. and Transamerica Investment Management, LLC serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT LARGE CAP DISCIPLINED EQUITY FUND: The SIMT Large Cap Disciplined Equity Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund invests primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (the S&P 500 Index) (between $881 million and $341 billion as of June 30, 2004). The Fund may also engage in short sales. The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments. The Fund uses a multi-manager approach, relying upon Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Overall, the Fund utilizes one or more Sub-Advisers who rely on rigorous application of proprietary stock analysis, rather than traditional fundamental analysis, to select securities. The Fund may also utilize one or more additional Sub-Advisers who manage in a complementary style with the objective to seek to add value over the S&P 500 Index while maintaining a similar level of volatility to the S&P 500 Index. Analytic Investors Inc., Enhanced Investment Technologies, LLC and Quantitative Management Associates LLC serve as Sub-Advisers to the SIMT Large Cap Disciplined Equity Fund.

SIMT SMALL/MID CAP EQUITY FUND: The SIMT Small/Mid Cap Equity Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund invests primarily in the common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $11 million and $4.6 billion as of June 30, 2004). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the

Fund's portfolio under the general supervision of SIMC. For example, the Sub-Advisers may include both value managers (I.E., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow, or book value), and growth managers (I.E., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Advisors, Inc., Delaware Management Company, Integrity Asset Management, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., Mazama Capital Management, Inc., Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small/Mid Cap Equity Fund.

SIMT SMALL CAP VALUE FUND: The SIMT Small Cap Value Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index or the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Advisors, Inc., David J. Greene and Company, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT SMALL CAP GROWTH FUND: The SIMT Small Cap Growth Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index or the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Delaware Management Company, Lee Munder Investments, Ltd., Mazama Capital Management, Inc., McKinley Capital Management Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

UNDERLYING INTERNATIONAL EQUITY FUNDS

SIT INTERNATIONAL EQUITY FUND: The SIT International Equity Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in common stocks and other equity securities of issuers located in at least three countries other than the United States. The Fund invests primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Alliance Capital Management L.P., Capital Guardian Trust Company, Fisher Investments, Inc., McKinley Capital Management Inc. and Morgan Stanley Investment Management Inc. and its affiliate, Morgan Stanley Investment Management Limited, serve as Sub-Advisers to the SIT International Equity Fund.

SIT EMERGING MARKETS EQUITY FUND: The SIT Emerging Markets Equity Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of emerging markets issuers. The Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Alliance Capital Management L.P., The Boston Company Asset Management LLC, Citigroup Asset Management Limited, Emerging Markets Management, L.L.C. and Rexiter Capital Management Limited serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.

UNDERLYING U.S. FIXED INCOME FUNDS

SIMT CORE FIXED INCOME FUND: The SIMT Core Fixed Income Fund seeks current income and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate will generally have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Aggregate Bond Index (4.77 years as of June 30, 2004). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. BlackRock Advisors, Inc., Metropolitan West Asset Management LLC, Wells Capital Management Inc. and Western Asset Management Company serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

SIMT HIGH YIELD BOND FUND: The SIMT High Yield Bond Fund seeks to maximize total return. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield fixed income securities (junk bonds). The Fund invests primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security. ING Ghent Asset Management LLC, Lincoln Capital Fixed Income Management Company, LLC, Metropolitan West Asset Management LLC and Nomura Corporate Research and Asset Management Inc. serve as Sub-Advisers to the SIMT High Yield Bond Fund.

UNDERLYING INTERNATIONAL FIXED INCOME FUNDS

SIT INTERNATIONAL FIXED INCOME FUND: The SIT International Fixed Income Fund seeks capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests primarily in foreign government and corporate fixed income securities, as well as foreign mortgage-backed securities and/or asset-backed fixed income securities, of issuers located in at least three countries other than the United States. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Fischer Francis Trees & Watts, Inc. and three of its affiliates, Fischer Francis Trees & Watts, Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha serve as the Sub-Adviser to the SIT International Fixed Income Fund.

SIT EMERGING MARKETS DEBT FUND: The SIT Emerging Markets Debt Fund seeks to maximize total return. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities of emerging markets issuers. The Fund invests primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as "junk bonds"). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Ashmore Investment Management Limited and Salomon Brothers Asset Management Inc serve as Sub-Advisers to the SIT Emerging Markets Debt Fund.

UNDERLYING MONEY MARKET FUND

SLAT PRIME OBLIGATION FUND: The SLAT Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income. The Fund invests in: (i) commercial paper (including asset-backed commercial paper) rated in the highest short-term rating category by at least one nationally-recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest short-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements. Banc of America Capital
Management, LLC serves as the Sub-Adviser to the SLAT Prime Obligation Fund.

ADDITIONAL RISKS OF INVESTING IN THE UNDERLYING SEI FUNDS

The following sections describe some of the additional risks associated with certain of the Underlying SEI Funds.

DERIVATIVES RISK: Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by an Underlying SEI Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for an Underlying SEI Fund to sell a derivative instrument, which could result in difficulty closing the positions, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

EXCHANGE-TRADED FUNDS RISK: A number of the Underlying SEI Funds may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When an Underlying SEI Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

INTERNATIONAL INVESTING RISK: A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and "Brady Bonds" that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;
(ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

JUNK BOND RISK: Certain Underlying SEI Funds invest in bonds rated below investment grade (junk bonds). Junk bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than issuers of investment grade securities to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater than that of investment grade securities since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

MORTGAGE-BACKED SECURITIES RISK: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

NON-DIVERSIFICATION RISK: Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to their investments in those securities.

SHORT SALES RISK: Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale an Underlying SEI Fund must borrow the security to deliver to the buyer. The Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

SMALL CAPITALIZATION RISK: Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies the Underlying SEI Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

INVESTMENT ADVISER

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to each Fund. SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. As of June 30, 2004, SIMC had approximately $59.7 billion in assets under management. As of the fiscal year ended March 31, 2004, SIMC received investment advisory fees, as a percentage of each Fund's net assets, at the annual rate of 0.10% for each Fund.

IN ADDITION TO SERVING AS ADVISER TO THE FUNDS, SIMC IS ADVISER TO THE UNDERLYING SEI FUNDS, AND OVERSEES ONE OR MORE SUB-ADVISERS FOR THOSE FUNDS. SIMC ACTS AS THE MANAGER OF MANAGERS OF THE UNDERLYING SEI FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE UNDERLYING SEI FUNDS SINCE IT ALLOCATES EACH UNDERLYING SEI FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES OF THE UNDERLYING SEI FUNDS.

The Funds are managed by a team of investment professionals from SIMC. No one person is primarily responsible for making asset allocation decision recommendations to the team.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class D Shares of the Funds. Class D Shares are offered to tax-advantaged and other retirement accounts through banks, broker-dealers and other financial institutions and intermediaries that have entered into arrangements with the Distributor to sell Class D Shares to their customers. If you are investing in a Fund through a 401(k) or other retirement plan, you should contact your plan sponsor for the services and procedures which pertain to your account.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class D Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (I.E., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m., Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, each Fund generally values shares of the Underlying SEI Funds at their NAV and other investments at market prices. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Underlying SEI Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Underlying SEI Funds do not calculate NAV. As a result, the market value of these Underlying SEI Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class D Shares for the first time, you must invest at least $150,000 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.

In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class D Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. For IRA or other tax-deferred accounts, there are tax penalties for early withdrawal. For more information, see the SAI.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares of a Fund for Class D Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Your broker or institution may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.

The Funds have adopted a distribution plan that allows the Funds to pay SIDCo. distribution fees for the sale and distribution of their Class D Shares. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class D Shares, the distribution fee is 0.75% of the average daily net assets of each Fund, and the shareholder servicing fee may be up to 0.25% of average daily net assets of each Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Tax-advantaged and other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until you begin receiving distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that are designated by a Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains (currently at a maximum rate of 15 percent). Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is treated the same as a sale.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class D Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI ASSET ALLOCATION TRUST

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,


                                     NET
                                   REALIZED
                                     AND
                                  UNREALIZED                                DISTRIBUTIONS
        NET ASSET       NET         GAINS                    DIVIDENDS          FROM             TOTAL
          VALUE,    INVESTMENT     (LOSSES)        TOTAL      FROM NET        REALIZED         DIVIDENDS
        BEGINNING     INCOME          ON           FROM      INVESTMENT        CAPITAL            AND
        OF PERIOD     (LOSS)      SECURITIES    OPERATIONS     INCOME           GAINS        DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
----------------------------------------------------------------------------------------------------------
CLASS D
----------------------------------------------------------------------------------------------------------
  2004  $   10.20   $    0.14*   $      1.00*   $    1.14    $   (0.14)       $  (0.07)        $  (0.21)
----------------------------------------------------------------------------------------------------------
  2003      10.67        0.18          (0.41)       (0.23)       (0.20)          (0.04)           (0.24)
----------------------------------------------------------------------------------------------------------
  2002      10.88        0.26          (0.04)        0.22        (0.29)          (0.14)           (0.43)
----------------------------------------------------------------------------------------------------------
  2001      11.66        0.42          (0.42)          --        (0.43)          (0.35)           (0.78)
----------------------------------------------------------------------------------------------------------
  2000      11.53        0.37*          0.35*        0.72        (0.44)          (0.15)           (0.59)
----------------------------------------------------------------------------------------------------------

DIVERSIFIED CONSERVATIVE FUND
----------------------------------------------------------------------------------------------------------
CLASS D
----------------------------------------------------------------------------------------------------------
  2004  $    9.06   $    0.14*   $      1.46*   $    1.60    $   (0.13)       $  (0.07)        $  (0.20)
----------------------------------------------------------------------------------------------------------
  2003       9.66        0.14          (0.59)       (0.45)       (0.12)          (0.03)           (0.15)
----------------------------------------------------------------------------------------------------------
  2002      10.11        0.15          (0.14)        0.01        (0.16)          (0.30)           (0.46)
----------------------------------------------------------------------------------------------------------
  2001      11.70        0.21          (1.10)       (0.89)       (0.22)          (0.48)           (0.70)
----------------------------------------------------------------------------------------------------------
  2000      11.37        0.22*          0.77*        0.99        (0.42)          (0.24)           (0.66)
----------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
----------------------------------------------------------------------------------------------------------
Class D
----------------------------------------------------------------------------------------------------------
  2004  $    8.85   $    0.12*   $      2.20*   $    2.32    $   (0.11)      $  (0.06)         $  (0.17)
----------------------------------------------------------------------------------------------------------
  2003      10.27        0.13          (1.43)       (1.30)       (0.10)         (0.02)            (0.12)
----------------------------------------------------------------------------------------------------------
  2002      10.44        0.16          (0.05)        0.11        (0.13)         (0.15)            (0.28)
----------------------------------------------------------------------------------------------------------
  2001      13.47        0.19          (2.28)       (2.09)       (0.20)         (0.74)            (0.94)
----------------------------------------------------------------------------------------------------------
  2000      12.02        0.19*          1.79*        1.98        (0.33)         (0.20)            (0.53)
----------------------------------------------------------------------------------------------------------

                                                 RATIO OF     RATIO OF       RATIO OF
                                                   NET          NET          EXPENSES
                                                 EXPENSES    INVESTMENT     TO AVERAGE
        NET ASSET                 NET ASSETS       TO          INCOME       NET ASSETS
          VALUE,                    END OF       AVERAGE     (LOSS) TO      (EXCLUDING         PORTFOLIO
          END OF       TOTAL        PERIOD         NET        AVERAGE       WAIVERS AND        TURNOVER
          PERIOD      RETURN+    ($THOUSANDS)    ASSETS**    NET ASSETS   REIMBURSEMENT)**       RATE
----------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
----------------------------------------------------------------------------------------------------------
CLASS D
----------------------------------------------------------------------------------------------------------
  2004  $   11.13     11.25%     $     13,747      1.12%        1.26%           1.36%             23%
----------------------------------------------------------------------------------------------------------
  2003      10.20     (2.17)           12,847      1.12         1.78            1.36              24
----------------------------------------------------------------------------------------------------------
  2002      10.67      2.11            12,094      1.12         2.45            1.38              40
----------------------------------------------------------------------------------------------------------
  2001      10.88     (0.05)           12,104      1.12         3.68            1.40              26
----------------------------------------------------------------------------------------------------------
  2000      11.66      6.47            10,918      1.12         3.27            1.41              32
----------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
----------------------------------------------------------------------------------------------------------
CLASS D
----------------------------------------------------------------------------------------------------------
  2004  $   10.46     17.85%     $      9,124      1.12%        1.41%           1.36%             15%
----------------------------------------------------------------------------------------------------------
  2003       9.06     (4.61)            8,053      1.12         1.39            1.37              40
----------------------------------------------------------------------------------------------------------
  2002       9.66      0.06            11,182      1.12         1.45            1.35              31
----------------------------------------------------------------------------------------------------------
  2001      10.11     (7.91)           17,386      1.12         1.97            1.41              21
----------------------------------------------------------------------------------------------------------
  2000      11.70      9.01            15,960      1.12         1.98            1.45              27
----------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
----------------------------------------------------------------------------------------------------------
Class D
----------------------------------------------------------------------------------------------------------
  2004  $   11.00      26.46%    $      8,829      1.12%        1.18%           1.36%             36%
----------------------------------------------------------------------------------------------------------
  2003       8.85     (12.69)           4,969      1.12         1.16            1.37             123
----------------------------------------------------------------------------------------------------------
  2002      10.27       1.06            6,975      1.12         1.35            1.37              29
----------------------------------------------------------------------------------------------------------
  2001      10.44     (16.11)           9,213      1.12         1.64            1.36              41
----------------------------------------------------------------------------------------------------------
  2000      13.47      16.88            9,348      1.12         1.52            1.44              54
----------------------------------------------------------------------------------------------------------

                                     NET
                                   REALIZED
                                     AND
                                  UNREALIZED                                DISTRIBUTIONS
        NET ASSET       NET         GAINS                    DIVIDENDS          FROM             TOTAL
          VALUE,    INVESTMENT     (LOSSES)        TOTAL      FROM NET        REALIZED         DIVIDENDS
        BEGINNING     INCOME          ON           FROM      INVESTMENT        CAPITAL            AND
        OF PERIOD     (LOSS)      SECURITIES    OPERATIONS     INCOME           GAINS        DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
----------------------------------------------------------------------------------------------------------
Class D
----------------------------------------------------------------------------------------------------------
  2004  $    9.63   $    0.10*   $      2.26*   $    2.36    $   (0.09)      $  (0.06)         $  (0.15)
----------------------------------------------------------------------------------------------------------
  2003      11.14        0.09          (1.49)       (1.40)       (0.08)         (0.03)            (0.11)
----------------------------------------------------------------------------------------------------------
  2002      11.68        0.10          (0.17)       (0.07)       (0.10)         (0.37)            (0.47)
----------------------------------------------------------------------------------------------------------
  2001      14.38        0.15          (2.21)       (2.06)       (0.16)         (0.48)            (0.64)
----------------------------------------------------------------------------------------------------------
  2000      13.10        0.15*          1.64*        1.79        (0.23)         (0.28)            (0.51)
----------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
----------------------------------------------------------------------------------------------------------
Class D
----------------------------------------------------------------------------------------------------------
  2004  $    8.73   $    0.05*   $      2.84*   $    2.89    $   (0.04)      $  (0.04)         $  (0.08)
----------------------------------------------------------------------------------------------------------
  2003      10.97        0.03          (2.23)       (2.20)       (0.03)         (0.01)            (0.04)
----------------------------------------------------------------------------------------------------------
  2002      11.41        0.03          (0.02)        0.01        (0.04)         (0.41)            (0.45)
----------------------------------------------------------------------------------------------------------
  2001      15.31        0.08          (3.40)       (3.32)       (0.08)         (0.50)            (0.58)
----------------------------------------------------------------------------------------------------------
  2000      13.14        0.05*          2.82*        2.87        (0.19)         (0.51)            (0.70)
----------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
----------------------------------------------------------------------------------------------------------
Class D
----------------------------------------------------------------------------------------------------------
  2004  $    7.17   $  (0.02)*   $     2.88*    $    2.86    $   (0.01)      $  (0.01)         $  (0.02)
----------------------------------------------------------------------------------------------------------
  2003       9.80         --          (2.63)        (2.63)          --             --                --
----------------------------------------------------------------------------------------------------------
  2002      10.25      (0.06)         (0.04)        (0.10)          --          (0.35)            (0.35)
----------------------------------------------------------------------------------------------------------
  2001      15.64      (0.04)         (4.16)        (4.20)          --          (1.19)            (1.19)
----------------------------------------------------------------------------------------------------------
  2000      12.59      (0.09)*         3.52*         3.43        (0.06)         (0.32)            (0.38)
---------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
----------------------------------------------------------------------------------------------------------
CLASS D
----------------------------------------------------------------------------------------------------------
  2004  $    9.04   $  (0.01)*   $      3.23*   $    3.22    $      --       $  (0.01)         $  (0.01)
----------------------------------------------------------------------------------------------------------
  2003      12.30      (0.07)          (3.19)       (3.26)          --             --                --
----------------------------------------------------------------------------------------------------------
  2002      12.80      (0.08)           0.09         0.01           --          (0.51)            (0.51)
----------------------------------------------------------------------------------------------------------
  2001      18.09      (0.05)          (4.43)       (4.48)          --          (0.81)            (0.81)
----------------------------------------------------------------------------------------------------------
  2000      15.36      (0.09)*          3.27*        3.18        (0.03)         (0.42)            (0.45)
----------------------------------------------------------------------------------------------------------

                                                 RATIO OF     RATIO OF       RATIO OF
                                                   NET          NET          EXPENSES
                                                 EXPENSES    INVESTMENT     TO AVERAGE
        NET ASSET                 NET ASSETS       TO          INCOME       NET ASSETS
          VALUE,                    END OF       AVERAGE     (LOSS) TO      (EXCLUDING         PORTFOLIO
          END OF       TOTAL        PERIOD         NET        AVERAGE       WAIVERS AND        TURNOVER
          PERIOD      RETURN+    ($THOUSANDS)    ASSETS**    NET ASSETS   REIMBURSEMENT)**       RATE
----------------------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
----------------------------------------------------------------------------------------------------------
Class D
----------------------------------------------------------------------------------------------------------
  2004  $   11.84     24.57%     $     20,780      1.12%        0.87%           1.36%             17%
----------------------------------------------------------------------------------------------------------
  2003       9.63    (12.69)           21,649      1.12         0.78            1.38              30
----------------------------------------------------------------------------------------------------------
  2002      11.14     (0.64)           29,961      1.12         0.77            1.38              22
----------------------------------------------------------------------------------------------------------
  2001      11.68    (14.75)           36,637      1.12         1.17            1.38              19
----------------------------------------------------------------------------------------------------------
  2000      14.38     14.00            39,513      1.12         1.10            1.38              16
----------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
----------------------------------------------------------------------------------------------------------
Class D
----------------------------------------------------------------------------------------------------------
  2004  $   11.54     33.18%     $     17,583      1.12%        0.46%           1.36%             32%
----------------------------------------------------------------------------------------------------------
  2003       8.73    (20.10)           16,932      1.12         0.30            1.38              68
----------------------------------------------------------------------------------------------------------
  2002      10.97      0.09            21,670      1.12         0.34            1.36              31
----------------------------------------------------------------------------------------------------------
  2001      11.41    (22.14)           27,351      1.12         0.55            1.38              14
----------------------------------------------------------------------------------------------------------
  2000      15.31     22.39            32,910      1.12         0.39            1.45              17
----------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
----------------------------------------------------------------------------------------------------------
Class D
----------------------------------------------------------------------------------------------------------
  2004  $   10.01     39.94%     $      7,969      1.12%       (0.21)%          1.36%             58%
----------------------------------------------------------------------------------------------------------
  2003       7.17    (26.84)            5,767      1.12        (0.53)           1.38             149
----------------------------------------------------------------------------------------------------------
  2002       9.80     (1.06)            7,985      1.12        (0.60)           1.39              36
----------------------------------------------------------------------------------------------------------
  2001      10.25    (27.91)           11,119      1.12        (0.52)           1.36              46
----------------------------------------------------------------------------------------------------------
  2000      15.64     27.58            14,046      1.12        (0.64)           1.37              13
----------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
----------------------------------------------------------------------------------------------------------
Class D
----------------------------------------------------------------------------------------------------------
  2004  $   12.25     35.68%     $     15,562      1.12%      (0.11)%           1.36%             27%
----------------------------------------------------------------------------------------------------------
  2003       9.04    (26.50)           20,137      1.12       (0.43)            1.38              14
----------------------------------------------------------------------------------------------------------
  2002      12.30      0.03            30,684      1.12       (0.54)            1.35              35
----------------------------------------------------------------------------------------------------------
  2001      12.80    (25.45)           35,737      1.12       (0.43)            1.39              19
----------------------------------------------------------------------------------------------------------
  2000      18.09     20.98            46,744      1.12       (0.56)            1.41              12
----------------------------------------------------------------------------------------------------------


+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as "--" are $0 or have been rounded to $0.

[SEI INVESTMENTS LOGO]


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2004 includes detailed information about SEI Asset Allocation Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Funds at:
               1 Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Asset Allocation Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Asset Allocation Trust's Investment Company Act registration number is 811-7445.

SEI-F-117 (7/04)

[GRAPHIC]

[SEI INVESTMENTS LOGO]


SEI ASSET
ALLOCATION TRUST

DIVERSIFIED CONSERVATIVE INCOME FUND

DIVERSIFIED CONSERVATIVE FUND

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

DIVERSIFIED MODERATE GROWTH FUND

DIVERSIFIED GLOBAL GROWTH FUND

DIVERSIFIED GLOBAL STOCK FUND

DIVERSIFIED U.S. STOCK FUND

CLASS I

PROSPECTUS AS OF
JULY 31, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS


SEI ASSET ALLOCATION TRUST

ABOUT THIS PROSPECTUS

SEI Asset Allocation Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class I Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

           Diversified Conservative Income Fund                                          3
           -------------------------------------------------------------------------------
           Diversified Conservative Fund                                                 7
           -------------------------------------------------------------------------------
           Diversified Global Moderate Growth Fund                                      11
           -------------------------------------------------------------------------------
           Diversified Moderate Growth Fund                                             15
           -------------------------------------------------------------------------------
           Diversified Global Growth Fund                                               19
           -------------------------------------------------------------------------------
           Diversified Global Stock Fund                                                23
           -------------------------------------------------------------------------------
           Diversified U.S. Stock Fund                                                  27
           -------------------------------------------------------------------------------
           More Information About Fund Investments                                      30
           -------------------------------------------------------------------------------
           Information About the Underlying SEI Funds                                   30
           -------------------------------------------------------------------------------
           Investment Adviser                                                           37
           -------------------------------------------------------------------------------
           Purchasing, Selling and Exchanging Fund Shares                               38
           -------------------------------------------------------------------------------
           Dividends, Distributions and Taxes                                           42
           -------------------------------------------------------------------------------
           Financial Highlights                                                         43
           -------------------------------------------------------------------------------
           How to Obtain More Information About SEI Asset Allocation Trust      Back Cover
           -------------------------------------------------------------------------------

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies by investing in certain mutual funds (Underlying SEI Funds), which are managed by SIMC. The degree to which an investor's Fund is invested in the particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (I.E., the Underlying SEI Funds) is the central theme of SIMC's investment philosophy. SIMC then oversees a network of managers who invest the assets of the Underlying SEI Funds in distinct segments of the market or class represented by each Underlying SEI Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC, who manages the Fund's assets in a way that it believes will help each Fund achieve its goal. In order to achieve its investment objective, SIMC allocates each Fund's assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), and SEI Liquid Asset Trust (SLAT). Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, fixed-income securities or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC's judgments about the markets or the economy and its decisions about investing in Underlying SEI Funds may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the Underlying SEI Funds and, in turn, the securities that the Underlying SEI Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.

DIVERSIFIED CONSERVATIVE INCOME FUND

FUND SUMMARY

INVESTMENT GOAL:                 Current income and an opportunity for capital
                                 appreciation through limited participation in the domestic equity markets

SHARE PRICE VOLATILITY:          Low to medium

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in investment grade
                                 U.S. fixed income securities and, to a lesser extent, in U.S. common stocks

INVESTMENT STRATEGY

The Diversified Conservative Income Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in an Underlying SEI Fund that invests primarily in investment grade U.S. fixed income securities, including mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
EQUITY                                                                    10-50%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value

FIXED INCOME                                                              50-65%
   SIMT Core Fixed Income

MONEY MARKET                                                               0-30%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of the Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares for one year. The performance information shown is based on a full calendar year.*

[CHART]

2003    9.80%

BEST QUARTER:  5.43% (06/30/03)

WORST QUARTER: 0.00% (03/31/03)

* The Fund's Class I total return from January 1, 2004 to June 30, 2004 was
1.10%.

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2003 to those of the Lehman Aggregate Bond Index.


                                                                                         SINCE
DIVERSIFIED CONSERVATIVE INCOME FUND -- CLASS I                           1 YEAR    INCEPTION*
----------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                   9.80%         6.32%
----------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                 8.82%         5.02%
----------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**         6.38%         4.60%
----------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no deduction for fees,
  expenses, or taxes)***                                                   4.11%         6.94%
----------------------------------------------------------------------------------------------


* The inception date of the Fund's Class I Shares is June 28, 2002. Index returns shown from June 30, 2002.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                            CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                 0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                None
--------------------------------------------------------------------------------
Other Expenses                                                           0.51%
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                 0.63%*
================================================================================
  Total Annual Fund Operating Expenses                                   1.24%**
================================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Conservative Income Fund -- Class I Shares                     1.00%
--------------------------------------------------------------------------------


For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------
Diversified Conservative Income Fund -- Class I Shares         $    126   $    393   $    681   $  1,500
--------------------------------------------------------------------------------------------------------

DIVERSIFIED CONSERVATIVE FUND

FUND SUMMARY

INVESTMENT GOAL:                 Current income and an opportunity for capital
                                 appreciation through limited participation in the domestic and international equity markets

SHARE PRICE VOLATILITY:          Medium

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in investment grade
                                 U.S. and foreign fixed income securities and, to a lesser extent, in common stocks

INVESTMENT STRATEGY

The Diversified Conservative Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including asset- and mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
EQUITY                                                                    15-50%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value
   SIT International Equity

FIXED INCOME                                                              50-80%
   SIMT Core Fixed Income
   SIT International Fixed Income

MONEY MARKET                                                               0-30%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares for one year. The performance information shown is based on a full calendar year.*

[CHART]

2003    14.53%

BEST QUARTER:   7.98% (06/30/03)

WORST QUARTER: -0.98% (03/31/03)

* The Fund's Class I total return from January 1, 2004 to June 30, 2004 was
1.54%.

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2003 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.


                                                                                         SINCE
DIVERSIFIED CONSERVATIVE FUND -- CLASS I                                  1 YEAR    INCEPTION*
----------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                  14.53%         7.99%
----------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                13.47%         6.76%
----------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**         9.47%         6.06%
----------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no deduction for fees,
  expenses, or taxes)***                                                   4.11%         6.94%
----------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
  or taxes)***                                                            31.64%        11.71%
----------------------------------------------------------------------------------------------


* The inception date of the Fund's Class I Shares is June 28, 2002. Index returns shown from June 30, 2002.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                            CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                 0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                None
--------------------------------------------------------------------------------
Other Expenses                                                           0.51%
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                 0.74%*
================================================================================
  Total Annual Fund Operating Expenses                                   1.35%**
================================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Conservative Fund -- Class I Shares                            1.11%
--------------------------------------------------------------------------------


For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------
Diversified Conservative Fund -- Class I Shares                $    137   $    428   $    739   $  1,624
--------------------------------------------------------------------------------------------------------

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation through
                                 participation in the domestic and global equity markets with a limited level of current income

SHARE PRICE VOLATILITY:          Medium

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in U.S. and foreign common stocks and investment grade fixed income securities

INVESTMENT STRATEGY

The Diversified Global Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
EQUITY                                                                    30-75%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value
   SIT International Equity
   SIT Emerging Markets Equity

FIXED INCOME                                                              25-70%
   SIMT Core Fixed Income
   SIMT High Yield Bond
   SIT International Fixed Income
   SIT Emerging Markets Debt

MONEY MARKET                                                               0-30%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares for one year. The performance information shown is based on a full calendar year.*

[CHART]

2003    21.36%

BEST QUARTER:  11.29% (06/30/03)

WORST QUARTER: -2.09% (03/31/03)

* The Fund's Class I total return from January 1, 2004 to June 30, 2004 was
2.01%.

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2003 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.


                                                                                         SINCE
DIVERSIFIED GLOBAL MODERATE GROWTH FUND -- CLASS I                        1 YEAR    INCEPTION*
----------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                  21.36%         9.50%
----------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                20.42%         8.40%
----------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**        13.93%         7.42%
----------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no deduction for fees,
  expenses, or taxes)***                                                   4.11%         6.94%
----------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
  or taxes)***                                                            31.64%        11.71%
----------------------------------------------------------------------------------------------


* The inception date of the Fund's Class I Shares is June 28, 2002. Index returns shown from June 30, 2002.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  None
--------------------------------------------------------------------------------
Other Expenses                                                             0.52%
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                   0.88%*
================================================================================
  Total Annual Fund Operating Expenses                                     1.50%**
================================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Global Moderate Growth Fund -- Class I Shares                  1.25%
--------------------------------------------------------------------------------


For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------
Diversified Global Moderate Growth Fund -- Class I Shares      $    153   $    474   $    818   $  1,791
--------------------------------------------------------------------------------------------------------

DIVERSIFIED MODERATE GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation with a limited
                                 level of current income

SHARE PRICE VOLATILITY:          Medium

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in U.S. and foreign common stocks and investment grade fixed income securities

INVESTMENT STRATEGY

The Diversified Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities. The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
EQUITY                                                                    30-70%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value
   SIT International Equity

FIXED INCOME                                                              30-60%
   SIMT Core Fixed Income
   SIT International Fixed Income

MONEY MARKET                                                               0-30%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares for one year. The performance information shown is based on a full calendar year.*

[CHART]

2003    19.28%

BEST QUARTER:  10.79% (06/30/03)

WORST QUARTER: -2.42% (03/31/03)

* The Fund's Class I total return from January 1, 2004 to June 30, 2004 was
2.23%.

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2003 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.


                                                                                         SINCE
DIVERSIFIED MODERATE GROWTH FUND -- CLASS I                               1 YEAR    INCEPTION*
----------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                  19.28%         7.94%
----------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                18.53%         7.06%
----------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**        12.60%         6.24%
----------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no deduction for fees,
  expenses, or taxes)***                                                   4.11%         6.94%
----------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
  or taxes)***                                                            31.64%        11.71%
----------------------------------------------------------------------------------------------


* The inception date of the Fund's Class I Shares is June 28, 2002. Index returns shown from June 30, 2002.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                            CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                 0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                None
--------------------------------------------------------------------------------
Other Expenses                                                           0.52%
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                 0.82%*
================================================================================
  Total Annual Fund Operating Expenses                                   1.44%**
================================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Moderate Growth Fund -- Class I Shares                         1.19%
--------------------------------------------------------------------------------


For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------
Diversified Moderate Growth Fund -- Class I Shares             $    147   $    456   $    787   $  1,724
--------------------------------------------------------------------------------------------------------

DIVERSIFIED GLOBAL GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation

SHARE PRICE VOLATILITY:          Medium to high

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in U.S. and foreign common stocks and fixed income securities

INVESTMENT STRATEGY

The Diversified Global Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 45% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 5% of its assets in Underlying SEI Funds that invest primarily in U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
EQUITY                                                                    45-95%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value
   SIT International Equity
   SIT Emerging Markets Equity

FIXED INCOME                                                               5-50%
   SIMT Core Fixed Income
   SIMT High Yield Bond
   SIT International Fixed Income
   SIT Emerging Markets Debt

MONEY MARKET                                                               0-30%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares for one year. The performance information shown is based on a full calendar year.*

[CHART]

2003    25.75%

BEST QUARTER:  13.70% (06/30/03)

WORST QUARTER: -3.51% (03/31/03)

* The Fund's Class I total return from January 1, 2004 to June 30, 2004 was
2.66%.

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2003 to those of the Lehman Aggregate Bond Index, Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.


                                                                                         SINCE
DIVERSIFIED GLOBAL GROWTH FUND -- CLASS I                                 1 YEAR    INCEPTION*
----------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                  25.75%        15.82%
----------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                25.24%        15.24%
----------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**        16.83%        13.16%
----------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no deduction for fees,
  expenses, or taxes)***                                                   4.11%         6.46%
----------------------------------------------------------------------------------------------
Morgan Stanley MSCI EAFE Index Return (reflects no deduction for fees,
  expenses, or taxes)***                                                  38.59%        21.25%
----------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
  or taxes)***                                                            31.64%        19.33%
----------------------------------------------------------------------------------------------


* The inception date of the Fund's Class I Shares is July 31, 2002. Index returns shown from July 31, 2002.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Morgan Stanley MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                            CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                 0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                None
--------------------------------------------------------------------------------
Other Expenses                                                           0.52%
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                 0.92%*
================================================================================
  Total Annual Fund Operating Expenses                                   1.54%**
================================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Global Growth Fund -- Class I Shares                           1.29%
--------------------------------------------------------------------------------


For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------
Diversified Global Growth Fund -- Class I Shares               $    157   $    486   $    839   $  1,834
--------------------------------------------------------------------------------------------------------

DIVERSIFIED GLOBAL STOCK FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation through a
                                 diversified global equity strategy

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in U.S. and foreign common stocks and other equity securities

INVESTMENT STRATEGY

The Diversified Global Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
EQUITY                                                                   80-100%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value
   SIT International Equity
   SIT Emerging Markets Equity

MONEY MARKET                                                               0-20%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization or foreign stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Similarly, investing in foreign stocks rather than U.S. stocks may cause the Fund to miss opportunities in the U.S. markets. Alternatively, investing in foreign stocks may subject the Fund to risks not present in the U.S. markets. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares for one year. The performance information shown is based on a full calendar year.*

[CHART]

2003    29.54%

BEST QUARTER:  16.09% (06/30/03)

WORST QUARTER: -5.18% (03/31/03)

* The Fund's Class I total return from January 1, 2004 to June 30, 2004 was
3.28%.

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2003 to those of the Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.


                                                                                         SINCE
DIVERSIFIED GLOBAL STOCK FUND -- CLASS I                                  1 YEAR    INCEPTION*
----------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                  29.54%        16.24%
----------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                29.41%        16.08%
----------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**        19.31%        13.80%
----------------------------------------------------------------------------------------------
Morgan Stanley MSCI EAFE Index Return (reflects no deduction for fees,
  expenses, or taxes)***                                                  38.59%        21.25%
----------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
  or taxes)***                                                            31.64%        19.33%
----------------------------------------------------------------------------------------------


* The inception date of the Fund's Class I Shares is July 31, 2002. Index returns shown from July 31, 2002.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                            CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                 0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                None
--------------------------------------------------------------------------------
Other Expenses                                                           0.51%
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                 0.99%*
================================================================================
  Total Annual Fund Operating Expenses                                   1.60%**
================================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified Global Stock Fund -- Class I Shares                            1.36%
--------------------------------------------------------------------------------


For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------
Diversified Global Stock Fund -- Class I Shares                $    163   $    505   $    871   $  1,900
--------------------------------------------------------------------------------------------------------

DIVERSIFIED U.S. STOCK FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation through a
                                 diversified domestic equity strategy

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Investing in a combination of Underlying SEI
                                 Funds that invest primarily in U.S. common stocks and other equity securities

INVESTMENT STRATEGY

The Diversified U.S. Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. common stocks and other equity securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
EQUITY                                                                   80-100%
   SIMT Large Cap Growth
   SIMT Large Cap Value
   SIMT Large Cap Disciplined Equity
   SIMT Small/Mid Cap Equity
   SIMT Small Cap Growth
   SIMT Small Cap Value

MONEY MARKET                                                               0-20%
   SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares for one year. The performance information shown is based on a full calendar year.*

[CHART]

2003    28.64%

BEST QUARTER:  15.66% (06/30/03)

WORST QUARTER: -3.46% (03/31/03)

* The Fund's Class I total return from January 1, 2004 to June 30, 2004 was
3.25%

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2003 to those of the Wilshire 5000 Index.


                                                                                         SINCE
DIVERSIFIED U.S. STOCK FUND -- CLASS I                                    1 YEAR    INCEPTION*
----------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                  28.64%        19.28%
----------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                                28.51%        19.11%
----------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**        18.73%        16.37%
----------------------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction for fees, expenses,
  or taxes)***                                                            31.64%        32.34%
----------------------------------------------------------------------------------------------


* The inception date of the Fund's Class I Shares is September 4, 2002. Index returns shown from September 30, 2002.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                            CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                 0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                None
--------------------------------------------------------------------------------
Other Expenses                                                           0.51%
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                 0.86%*
================================================================================
  Total Annual Fund Operating Expenses                                   1.47%**
================================================================================


* This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Diversified U.S. Stock Fund -- Class I Shares                              1.23%
--------------------------------------------------------------------------------


For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:


                                                                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------
Diversified U.S. Stock Fund -- Class I Shares                  $    150   $    465   $    803   $  1,757
--------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class. However, the Funds also may use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund's objective. The Funds will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds' investment objectives and policies, select additional Underlying SEI Funds for investment.

The chart below sets forth the expense ratio, after fee waivers, for each of the Underlying SEI Funds in which the Funds will invest (based on information as of June 30, 2004).


UNDERLYING SEI FUND:                                              EXPENSE RATIO:
--------------------------------------------------------------------------------
SIMT Large Cap Value Fund                                                  0.85%
--------------------------------------------------------------------------------
SIMT Large Cap Growth Fund                                                 0.85%
--------------------------------------------------------------------------------
SIMT Large Cap Disciplined Equity Fund                                      N/A*
--------------------------------------------------------------------------------
SIMT Small/Mid Cap Equity Fund                                              N/A*
--------------------------------------------------------------------------------
SIMT Small Cap Value Fund                                                  1.10%
--------------------------------------------------------------------------------
SIMT Small Cap Growth Fund                                                 1.10%
--------------------------------------------------------------------------------
SIT International Equity Fund                                              1.28%
--------------------------------------------------------------------------------
SIT Emerging Markets Equity Fund                                           1.95%
--------------------------------------------------------------------------------
SIMT Core Fixed Income Fund                                                0.60%
--------------------------------------------------------------------------------
SIMT High Yield Bond Fund                                                  0.85%
--------------------------------------------------------------------------------
SIT International Fixed Income Fund                                        1.00%
--------------------------------------------------------------------------------
SIT Emerging Markets Debt Fund                                             1.35%
--------------------------------------------------------------------------------
SLAT Prime Obligation Fund                                                 0.44%
--------------------------------------------------------------------------------


*The SIMT Large Cap Disciplined Equity and SIMT Small/Mid Cap Equity Funds were not operational as of June 30, 2004.

UNDERLYING U.S. EQUITY FUNDS

SIMT LARGE CAP VALUE FUND: The SIMT Large Cap Value Fund seeks long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in high quality (I.E., above average reinvestment rates) income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Alliance Capital Management L.P.'s investment unit of Sanford C. Bernstein & Co., LLC, Aronson+Johnson+Ortiz, LP, Franklin Portfolio Associates, LLC and LSV Asset Management serve as Sub-Advisers to the SIMT Large Cap Value Fund.

SIMT LARGE CAP GROWTH FUND: The SIMT Large Cap Growth Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Goldman Sachs Asset Management, L.P., McKinley Capital Management Inc., Montag & Caldwell, Inc., Peregrine Capital Management, Inc. and Transamerica Investment Management, LLC serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT LARGE CAP DISCIPLINED EQUITY FUND: The SIMT Large Cap Disciplined Equity Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund invests primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (the S&P 500 Index) (between $881 million and $341 billion as of June 30, 2004). The Fund may also engage in short sales. The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments. The Fund uses a multi-manager approach, relying upon Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Overall, the Fund utilizes one or more Sub-Advisers who rely on rigorous application of proprietary stock analysis, rather than traditional fundamental analysis, to select securities. The Fund may also utilize one or more additional Sub-Advisers who manage in a complementary style with the objective to seek to add value over the S&P 500 Index while maintaining a similar level of volatility to the S&P 500 Index. Analytic Investors Inc., Enhanced Investment Technologies, LLC and Quantitative Management Associates LLC serve as Sub-Advisers to the SIMT Large Cap Disciplined Equity Fund.

SIMT SMALL/MID CAP EQUITY FUND: The SIMT Small/Mid Cap Equity Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund invests primarily in the common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $11 million and $4.6 billion as of June 30, 2004). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the

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Fund's portfolio under the general supervision of SIMC. For example, the
Sub-Advisers may include both value managers (I.E., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow, or book value), and growth managers (I.E., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Advisors, Inc., Delaware Management Company, Integrity Asset Management, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., Mazama Capital Management, Inc., Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small/Mid Cap Equity Fund.

SIMT SMALL CAP VALUE FUND: The SIMT Small Cap Value Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index or the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Advisors, Inc., David J. Greene and Company, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT SMALL CAP GROWTH FUND: The SIMT Small Cap Growth Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index or the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Delaware Management Company, Lee Munder Investments, Ltd., Mazama Capital Management, Inc., McKinley Capital Management Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

UNDERLYING INTERNATIONAL EQUITY FUNDS

SIT INTERNATIONAL EQUITY FUND: The SIT International Equity Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in common stocks and other equity securities of issuers located in at least three

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                                       33

countries other than the United States. The Fund invests primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Alliance Capital Management L.P., Capital Guardian Trust Company, Fisher Investments, Inc., McKinley Capital Management Inc. and Morgan Stanley Investment Management Inc. and its affiliate, Morgan Stanley Investment Management Limited, serve as Sub-Advisers to the SIT International Equity Fund.

SIT EMERGING MARKETS EQUITY FUND: The SIT Emerging Markets Equity Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of emerging markets issuers. The Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Alliance Capital Management L.P., The Boston Company Asset Management LLC, Citigroup Asset Management Limited, Emerging Markets Management, L.L.C. and Rexiter Capital Management Limited serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.

UNDERLYING U.S. FIXED INCOME FUNDS

SIMT CORE FIXED INCOME FUND: The SIMT Core Fixed Income Fund seeks current income and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate will generally have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Aggregate Bond Index (4.77 years as of June 30, 2004). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. BlackRock Advisors, Inc., Metropolitan West Asset Management LLC, Wells Capital Management Inc. and Western Asset Management Company serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

SIMT HIGH YIELD BOND FUND: The SIMT High Yield Bond Fund seeks to maximize total return. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield fixed income securities (junk bonds). The Fund invests primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that

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                                       34

offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security. ING Ghent Asset Management LLC, Lincoln Capital Fixed Income Management Company, LLC, Metropolitan West Asset Management LLC and Nomura Corporate Research and Asset Management Inc. serve as Sub-Advisers to the SIMT High Yield Bond Fund.

UNDERLYING INTERNATIONAL FIXED INCOME FUNDS

SIT INTERNATIONAL FIXED INCOME FUND: The SIT International Fixed Income Fund seeks capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests primarily in foreign government and corporate fixed income securities, as well as foreign mortgage-backed securities and/or asset-backed fixed income securities, of issuers located in at least three countries other than the United States. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Fischer Francis Trees & Watts, Inc. and three of its affiliates, Fischer Francis Trees & Watts, Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha serve as the Sub-Adviser to the SIT International Fixed Income Fund.

SIT EMERGING MARKETS DEBT FUND: The SIT Emerging Markets Debt Fund seeks to maximize total return. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities of emerging markets issuers. The Fund invests primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as "junk bonds"). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Ashmore Investment Management Limited and Salomon Brothers Asset Management Inc serve as Sub-Advisers to the SIT Emerging Markets Debt Fund.

UNDERLYING MONEY MARKET FUND

SLAT PRIME OBLIGATION FUND: The SLAT Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income. The Fund invests in: (i) commercial paper (including asset-backed commercial paper) rated in the highest short-term rating category by at least one nationally-recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest short-term rating categories; (iv) short-term obligations issued by state

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                                       35

and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements. Banc of America Capital Management, LLC serves as the Sub-Adviser to the SLAT Prime Obligation Fund.

ADDITIONAL RISKS OF INVESTING IN THE UNDERLYING SEI FUNDS

The following sections describe some of the additional risks associated with certain of the Underlying SEI Funds.

DERIVATIVES RISK: Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by an Underlying SEI Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for an Underlying SEI Fund to sell a derivative instrument, which could result in difficulty closing the positions, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

EXCHANGE-TRADED FUNDS RISK: A number of the Underlying SEI Funds may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When an Underlying SEI Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

INTERNATIONAL INVESTING RISK: A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than

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                                       36

in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and "Brady Bonds" that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

JUNK BOND RISK: Certain Underlying SEI Funds invest in bonds rated below investment grade (junk bonds). Junk bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than issuers of investment grade securities to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater than that of investment grade securities since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

MORTGAGE-BACKED SECURITIES RISK: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

NON-DIVERSIFICATION RISK: Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to their investments in those securities.

SHORT SALES RISK: Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale an Underlying SEI Fund must borrow the security to deliver to the buyer. The Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

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                                       37

SMALL CAPITALIZATION RISK: Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies the Underlying SEI Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

INVESTMENT ADVISER

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to each Fund. SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. As of June 30, 2004, SIMC had approximately $59.7 billion in assets under management. As of the fiscal year ended March 31, 2004, SIMC received investment advisory fees, as a percentage of each Fund's net assets, at the annual rate of 0.10% for each Fund.

IN ADDITION TO SERVING AS ADVISER TO THE FUNDS, SIMC IS ADVISER TO THE UNDERLYING SEI FUNDS, AND OVERSEES ONE OR MORE SUB-ADVISERS FOR THOSE FUNDS. SIMC ACTS AS THE MANAGER OF MANAGERS OF THE UNDERLYING SEI FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE UNDERLYING SEI FUNDS SINCE IT ALLOCATES EACH UNDERLYING SEI FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES OF THE UNDERLYING SEI FUNDS.

The Funds are managed by a team of investment professionals from SIMC. No one person is primarily responsible for making asset allocation decision recommendations to the team.

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                                       38

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class I Shares of the Funds. Class I Shares are offered to tax-advantaged and other retirement accounts. If you are investing in a Fund through a 401(k) or other retirement plan, you should contact your plan sponsor for the services and procedures which pertain to your account.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class I Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (I.E., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m., Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

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HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, each Fund generally values shares of the Underlying SEI Funds at their NAV and other investments at market prices. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Underlying SEI Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Underlying SEI Funds do not calculate NAV. As a result, the market value of these Underlying SEI Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class I Shares for the first time, you must invest at least $100,000 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

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                                       40

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/orsuspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class I Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. For IRA or other tax-deferred accounts, there are tax penalties for early withdrawal. For more information, see the SAI.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class I Shares of any Fund for Class I Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Your broker or institution may charge you a fee for its

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                                       41

services. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds' receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

For Class I Shares, administrative servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Tax-advantaged and other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until you begin receiving distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that are designated by a Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains (currently at a maximum rate of 15 percent). Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is treated the same as a sale.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of a Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI ASSET ALLOCATION TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,

                                                          NET
                                                       REALIZED
                                                          AND
                                                      UNREALIZED                                    DISTRIBUTIONS
                        NET ASSET                        GAINS                       DIVIDENDS           FROM           TOTAL
                          VALUE,          NET          (LOSSES)          TOTAL        FROM NET         REALIZED       DIVIDENDS
                        BEGINNING     INVESTMENT          ON             FROM        INVESTMENT        CAPITAL           AND
                        OF PERIOD       INCOME        SECURITIES      OPERATIONS       INCOME           GAINS       DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
---------------------------------------------------------------------------------------------------------------------------------
  2004                $       10.27  $        0.22*  $        1.00*  $        1.22  $       (0.22)  $       (0.07)  $       (0.29)
---------------------------------------------------------------------------------------------------------------------------------
  2003(1)                     10.54           0.24           (0.25)          (0.01)         (0.22)          (0.04)          (0.26)
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
---------------------------------------------------------------------------------------------------------------------------------
  2004                $        9.09  $        0.21*  $        1.47*  $        1.68  $       (0.21)  $       (0.07)  $       (0.28)
---------------------------------------------------------------------------------------------------------------------------------
  2003(1)                      9.56           0.18           (0.46)          (0.28)         (0.16)          (0.03)          (0.19)
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
---------------------------------------------------------------------------------------------------------------------------------
  2004                $        8.92  $        0.20*  $        2.21*  $        2.41  $       (0.19)  $       (0.06)  $       (0.25)
---------------------------------------------------------------------------------------------------------------------------------
  2003(1)                      9.83           0.17           (0.90)          (0.73)         (0.16)          (0.02)          (0.18)
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
---------------------------------------------------------------------------------------------------------------------------------
  2004                $        9.67  $        0.18*  $        2.28*  $        2.46  $       (0.17)  $       (0.06)  $       (0.23)
---------------------------------------------------------------------------------------------------------------------------------
  2003(1)                     10.70           0.15           (1.02)          (0.87)         (0.13)          (0.03)          (0.16)
---------------------------------------------------------------------------------------------------------------------------------

                                                                        RATIO OF                       RATIO OF
                                                                          NET         RATIO OF         EXPENSES
                                                                        EXPENSES         NET          TO AVERAGE
                           NET                         NET ASSETS          TO        INVESTMENT       NET ASSETS
                       ASSET VALUE,                      END OF         AVERAGE       INCOME TO       (EXCLUDING       PORTFOLIO
                          END OF         TOTAL           PERIOD           NET          AVERAGE        WAIVERS AND      TURNOVER
                          PERIOD        RETURN+       ($THOUSANDS)      ASSETS**     NET ASSETS     REIMBURSEMENT)**     RATE
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
---------------------------------------------------------------------------------------------------------------------------------
  2004                $       11.20          12.00%  $       3,434            0.37%          1.99%              0.61%          23%
---------------------------------------------------------------------------------------------------------------------------------
  2003(1)                     10.27          (0.12)          1,710            0.37           2.19               0.61           24
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
---------------------------------------------------------------------------------------------------------------------------------
  2004                $       10.49          18.72%  $       6,045            0.37%          2.15%              0.61%          15%
---------------------------------------------------------------------------------------------------------------------------------
  2003(1)                      9.09          (2.93)          3,583            0.37           2.10               0.62           40
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
---------------------------------------------------------------------------------------------------------------------------------
  2004                $       11.08          27.28%  $       8,408            0.37%          1.96%              0.62%          36%
---------------------------------------------------------------------------------------------------------------------------------
  2003(1)                      8.92          (7.51)          2,222            0.37           1.74               0.62          123
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
---------------------------------------------------------------------------------------------------------------------------------
  2004                $       11.90          25.61%  $      10,887            0.37%          1.59%              0.62%          17%
---------------------------------------------------------------------------------------------------------------------------------
  2003(1)                      9.67          (8.22)          4,858            0.37           1.42               0.63           30
---------------------------------------------------------------------------------------------------------------------------------

                                                          NET
                                                       REALIZED
                                                          AND
                                                      UNREALIZED                                    DISTRIBUTIONS
                        NET ASSET                        GAINS                       DIVIDENDS           FROM           TOTAL
                          VALUE,          NET          (LOSSES)          TOTAL        FROM NET         REALIZED       DIVIDENDS
                        BEGINNING     INVESTMENT          ON             FROM        INVESTMENT        CAPITAL           AND
                        OF PERIOD       INCOME        SECURITIES      OPERATIONS       INCOME           GAINS       DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
---------------------------------------------------------------------------------------------------------------------------------
  2004                $        8.79  $        0.13*  $        2.86*  $        2.99  $       (0.12)  $       (0.04)  $       (0.16)
---------------------------------------------------------------------------------------------------------------------------------
  2003(2)                      9.38           0.07           (0.58)          (0.51)         (0.07)          (0.01)          (0.08)
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
---------------------------------------------------------------------------------------------------------------------------------
  2004                $        7.50  $        0.06*  $        2.99*  $        3.05  $       (0.04)  $       (0.01)  $       (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  2003(2)                      8.30             --           (0.78)          (0.78)         (0.02)             --           (0.02)
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
---------------------------------------------------------------------------------------------------------------------------------
  2004                $        9.48  $        0.06*  $        3.41*  $        3.47  $       (0.05)  $       (0.01)  $       (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  2003(3)                     10.03           0.02           (0.55)          (0.53)         (0.02)             --           (0.02)
---------------------------------------------------------------------------------------------------------------------------------

                                                                        RATIO OF                       RATIO OF
                                                                          NET         RATIO OF         EXPENSES
                                                                        EXPENSES         NET          TO AVERAGE
                           NET                         NET ASSETS          TO        INVESTMENT       NET ASSETS
                       ASSET VALUE,                      END OF         AVERAGE       INCOME TO       (EXCLUDING       PORTFOLIO
                          END OF         TOTAL           PERIOD           NET          AVERAGE        WAIVERS AND      TURNOVER
                          PERIOD        RETURN+       ($THOUSANDS)      ASSETS**     NET ASSETS     REIMBURSEMENT)**     RATE
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
---------------------------------------------------------------------------------------------------------------------------------
  2004                $       11.62          34.13%  $      14,686            0.37%          1.25%              0.62%          32%
---------------------------------------------------------------------------------------------------------------------------------
  2003(2)                      8.79          (5.52)          3,859            0.37           1.04               0.63           68
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
---------------------------------------------------------------------------------------------------------------------------------
  2004                $       10.50          40.77%  $       3,177            0.37%          0.58%              0.61%          58%
---------------------------------------------------------------------------------------------------------------------------------
  2003(2)                      7.50          (9.41)            978            0.37           0.01               0.63          149
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
---------------------------------------------------------------------------------------------------------------------------------
  2004                $       12.89          36.76%  $       2,251            0.37%          0.51%              0.61%          27%
---------------------------------------------------------------------------------------------------------------------------------
  2003(3)                      9.48          (5.25)            698            0.37           0.05               0.63           14
---------------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations June 28, 2002. All ratios have been annualized. Total return has not been annualized.

(2) Commenced operations July 31, 2002. All ratios have been annualized. Total return has not been annualized.

(3) Commenced operations September 4, 2002. All ratios have been annualized. Total return has not been annualized.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as "--" are $0 or have been rounded to $0.

[SEI INVESTMENTS LOGO]


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2004 includes detailed information about SEI Asset Allocation Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:     Call 1-8OO-DIAL-SEI

By Mail:          Write to the Funds at:
                  1 Freedom Valley Drive
                  Oaks, PA 19456

By Internet:      http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Asset Allocation Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549- 0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Asset Allocation Trust's Investment Company Act registration number is 811-7445.

SEI-F-115 (7/04)

[GRAPHIC]

[SEI INVESTMENTS LOGO]

SEI ASSET ALLOCATION TRUST

DEFENSIVE STRATEGY FUND

TAX-MANAGED DEFENSIVE STRATEGY FUND

CONSERVATIVE STRATEGY FUND

TAX-MANAGED CONSERVATIVE STRATEGY FUND

MODERATE STRATEGY FUND

TAX-MANAGED MODERATE STRATEGY FUND

AGGRESSIVE STRATEGY FUND

TAX-MANAGED AGGRESSIVE STRATEGY FUND

CORE MARKET STRATEGY FUND

TAX-MANAGED CORE MARKET STRATEGY FUND

MARKET GROWTH STRATEGY FUND

TAX-MANAGED MARKET GROWTH STRATEGY FUND

CLASS A

PROSPECTUS AS OF JULY 31, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI ASSET ALLOCATION TRUST

ABOUT THIS PROSPECTUS

SEI Asset Allocation Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). This prospectus gives you important information about Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

        Defensive Strategy Fund                                                     3
        -----------------------------------------------------------------------------
        Tax-Managed Defensive Strategy Fund                                         6
        -----------------------------------------------------------------------------
        Conservative Strategy Fund                                                 10
        -----------------------------------------------------------------------------
        Tax-Managed Conservative Strategy Fund                                     13
        -----------------------------------------------------------------------------
        Moderate Strategy Fund                                                     17
        -----------------------------------------------------------------------------
        Tax-Managed Moderate Strategy Fund                                         20
        -----------------------------------------------------------------------------
        Aggressive Strategy Fund                                                   24
        -----------------------------------------------------------------------------
        Tax-Managed Aggressive Strategy Fund                                       27
        -----------------------------------------------------------------------------
        Core Market Strategy Fund                                                  31
        -----------------------------------------------------------------------------
        Tax-Managed Core Market Strategy Fund                                      34
        -----------------------------------------------------------------------------
        Market Growth Strategy Fund                                                38
        -----------------------------------------------------------------------------
        Tax-Managed Market Growth Strategy Fund                                    41
        -----------------------------------------------------------------------------
        More Information About Fund Investments                                    45
        -----------------------------------------------------------------------------
        Information About the Underlying SEI Funds                                 45
        -----------------------------------------------------------------------------
        Investment Adviser                                                         53
        -----------------------------------------------------------------------------
        Purchasing, Selling and Exchanging Fund Shares                             54
        -----------------------------------------------------------------------------
        Dividends, Distributions and Taxes                                         58
        -----------------------------------------------------------------------------
        Financial Highlights                                                       59
        -----------------------------------------------------------------------------
        How to Obtain More Information About SEI Asset Allocation Trust    Back Cover

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies by investing in certain mutual funds (Underlying SEI Funds), most of which are managed by SIMC. The degree to which an investor's Fund is invested in the particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (I.E., the Underlying SEI Funds) is the central theme of SIMC's investment philosophy. SIMC then oversees a network of managers who invest the assets of the Underlying SEI Funds in distinct segments of the market or class represented by each Underlying SEI Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC, who manages the Fund's assets in a way that it believes will help each Fund achieve its goal. In order to achieve its investment objective, SIMC allocates each Fund's assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (fSIMT), SEI Institutional International Trust
(SIT), SEI Liquid Asset Trust (SLAT), SEI Tax-Exempt Trust (STET), and SEI Daily Income Trust (SDIT). Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, domestic or foreign fixed-income securities or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC's judgments about the markets or the economy and its decisions about investing in Underlying SEI Funds may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the Underlying SEI Funds and, in turn, the securities that the Underlying SEI Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.

DEFENSIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Manage risk of loss while providing current
                                 income and opportunity for limited capital appreciation

SHARE PRICE VOLATILITY:          Low to medium

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, common stocks, and securities of real estate companies

INVESTMENT STRATEGY

The Defensive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                 0-30%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund

INTERNATIONAL EQUITY                                                        0-15%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-20%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                     50-100%
   SDIT Corporate Daily Income Fund
   SIMT Core Fixed Income Fund
   SLAT Prime Obligation Fund

NON-INVESTMENT GRADE BONDS                                                  0-30%
   SIT Emerging Markets Debt Fund
   SIMT High Yield Bond Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, real estate investment trusts (REITs) and real estate operating companies (REOCs) are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.21%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.51%**
================================================================================
   Total Annual Fund Operating Expenses                                     0.82%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Defensive Strategy Fund -- Class A Shares                                   0.61%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
Defensive Strategy Fund -- Class A Shares                   $   84       $   262
--------------------------------------------------------------------------------

TAX-MANAGED DEFENSIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Manage risk of loss while providing current
                                 income and opportunity for limited capital appreciation

SHARE PRICE VOLATILITY:          Low to medium

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, common stocks, and securities of real estate companies

INVESTMENT STRATEGY

The Tax-Managed Defensive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                 0-30%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Managed Volatility Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund
   SIMT Tax-Managed Large Cap Fund
   SIMT Tax-Managed Small Cap Fund

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY                                                        0-15%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-20%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                     50-100%
   SDIT Corporate Daily Income Fund
   SLAT Prime Obligation Fund
   STET Intermediate-Term Municipal Fund
   STET Short Duration Municipal Fund
   STET Tax Free Fund

NON-INVESTMENT GRADE BONDS                                                  0-30%
   SIMT High Yield Bond Fund
   SIT Emerging Markets Debt Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities, including municipal securities, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors relative to other non "tax-managed" strategy Funds by investing significant portions of the portfolio in Underlying SEI Funds that invest in municipal bonds and in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.40%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.69%**
================================================================================
   Total Annual Fund Operating Expenses                                     1.19%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Tax-Managed Defensive Strategy Fund -- Class A Shares                       0.79%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
Tax-Managed Defensive Strategy Fund -- Class A Shares       $  121       $   378
--------------------------------------------------------------------------------

CONSERVATIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Manage risk of loss while providing the
                                 opportunity for modest capital appreciation

SHARE PRICE VOLATILITY:          Low to medium

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, common stocks, and securities of real estate companies

INVESTMENT STRATEGY

The Conservative Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                 0-40%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund

INTERNATIONAL EQUITY                                                        0-20%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-25%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                     35-100%
   SDIT Corporate Daily Income Fund
   SIMT Core Fixed Income Fund
   SLAT Prime Obligation Fund

NON-INVESTMENT GRADE BONDS                                                  0-35%
   SIT Emerging Markets Debt Fund
   SIMT High Yield Bond Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.18%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.63%**
================================================================================
   Total Annual Fund Operating Expenses                                     0.91%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Conservative Strategy Fund -- Class A Shares                                0.73%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
Conservative Strategy Fund -- Class A Shares                $   93       $   290
--------------------------------------------------------------------------------

TAX-MANAGED CONSERVATIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Manage risk of loss while providing the
                                 opportunity for modest capital appreciation

SHARE PRICE VOLATILITY:          Low to medium

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, common stocks, and securities of real estate companies

INVESTMENT STRATEGY

The Tax-Managed Conservative Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks, and securities of real estate companies.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                 0-40%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Managed Volatility Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund
   SIMT Tax-Managed Large Cap Fund
   SIMT Tax-Managed Small Cap Fund

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY                                                        0-20%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-25%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                     35-100%
   SDIT Corporate Daily Income Fund
   SLAT Prime Obligation Fund
   STET Intermediate-Term Municipal Fund
   STET Short Duration Municipal Fund
   STET Tax Free Fund

NON-INVESTMENT GRADE BONDS                                                  0-35%
   SIMT High Yield Bond Fund
   SIT Emerging Markets Debt Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities, including municipal securities, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors relative to other non "tax-managed" strategy Funds by investing significant portions of the portfolio in Underlying SEI Funds that invest in municipal bonds and in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.12%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.74%**
================================================================================
   Total Annual Fund Operating Expenses                                     0.96%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Tax-Managed Conservative Strategy Fund -- Class A Shares                    0.84%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
Tax-Managed Conservative Strategy Fund -- Class A Shares    $   98       $   306
--------------------------------------------------------------------------------

MODERATE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Capital appreciation, while managing the risk
                                 of loss

SHARE PRICE VOLATILITY:          Medium to high

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies

INVESTMENT STRATEGY

The Moderate Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                 0-50%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund

INTERNATIONAL EQUITY                                                        0-25%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-25%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                     20-100%
   SDIT Corporate Daily Income Fund
   SIMT Core Fixed Income Fund
   SLAT Prime Obligation Fund

NON-INVESTMENT GRADE BONDS                                                  0-35%
   SIT Emerging Markets Debt Fund
   SIMT High Yield Bond Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.10%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.74%**
================================================================================
   Total Annual Fund Operating Expenses                                     0.94%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Moderate Strategy Fund -- Class A Shares                                    0.84%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
Moderate Strategy Fund -- Class A Shares                    $   96       $   300
--------------------------------------------------------------------------------

TAX-MANAGED MODERATE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Capital appreciation, while managing the risk
                                 of loss

SHARE PRICE VOLATILITY:          Medium to high

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. and/or foreign common stocks, U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies

INVESTMENT STRATEGY

The Tax-Managed Moderate Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                 0-50%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Managed Volatility Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund
   SIMT Tax-Managed Large Cap Fund
   SIMT Tax-Managed Small Cap Fund

INTERNATIONAL EQUITY                                                        0-25%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
REAL ESTATE                                                                 0-25%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                     20-100%
   SDIT Corporate Daily Income Fund
   SLAT Prime Obligation Fund
   STET Intermediate-Term Municipal Fund
   STET Short Duration Municipal Fund
   STET Tax Free Fund

NON-INVESTMENT GRADE BONDS                                                  0-35%
   SIMT High Yield Bond Fund
   SIT Emerging Markets Debt Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities, including municipal securities, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors relative to other non "tax-managed" strategy Funds by investing significant portions of the portfolio in Underlying SEI Funds that invest in municipal bonds and in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.12%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.80%**
================================================================================
   Total Annual Fund Operating Expenses                                     1.02%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Tax-Managed Moderate Strategy Fund -- Class A Shares                        0.90%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
Tax-Managed Moderate Strategy Fund -- Class A Shares        $  104       $   325
--------------------------------------------------------------------------------

AGGRESSIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. and/or foreign common stocks and other equity securities and, to a lesser extent, U.S. and/or foreign fixed income securities of varying credit quality, and securities of real estate companies

INVESTMENT STRATEGY

The Aggressive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                               40-100%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund

INTERNATIONAL EQUITY                                                        0-40%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-20%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                       0-25%
   SDIT Corporate Daily Income Fund
   SIMT Core Fixed Income Fund
   SLAT Prime Obligation Fund

NON-INVESTMENT GRADE BONDS                                                  0-40%
   SIT Emerging Markets Debt Fund
   SIMT High Yield Bond Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.13%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    1.03%**
================================================================================
   Total Annual Fund Operating Expenses                                     1.26%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Aggressive Strategy Fund -- Class A Shares                                  1.13%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
Aggressive Strategy Fund -- Class A Shares                  $  128       $   400
--------------------------------------------------------------------------------

TAX-MANAGED AGGRESSIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign fixed income securities of varying credit quality, and securities of real estate companies

INVESTMENT STRATEGY

The Tax-Managed Aggressive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying credit quality, and securities of real estate companies.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                               40-100%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Managed Volatility Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund
   SIMT Tax-Managed Large Cap Fund
   SIMT Tax-Managed Small Cap Fund

INTERNATIONAL EQUITY                                                        0-40%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
REAL ESTATE                                                                 0-20%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                       0-25%
   SDIT Corporate Daily Income Fund
   SLAT Prime Obligation Fund
   STET Intermediate-Term Municipal Fund
   STET Short Duration Municipal Fund
   STET Tax Free Fund

NON-INVESTMENT GRADE BONDS                                                  0-40%
   SIMT High Yield Bond Fund
   SIT Emerging Markets Debt Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities, including municipal securities, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors relative to other non "tax-managed" strategy Funds by investing significant portions of the portfolio in Underlying SEI Funds that invest in municipal bonds and in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.28%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    1.01%**
================================================================================
   Total Annual Fund Operating Expenses                                     1.39%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Tax-Managed Aggressive Strategy Fund -- Class A Shares                      1.11%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
Tax-Managed Aggressive Strategy Fund -- Class A Shares      $  142       $   440
--------------------------------------------------------------------------------

CORE MARKET STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Capital appreciation while maintaining broad
                                 equity and fixed income market participation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies

INVESTMENT STRATEGY

The Core Market Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                20-70%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund

INTERNATIONAL EQUITY                                                        0-30%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-20%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                      30-75%
   SDIT Corporate Daily Income Fund
   SIMT Core Fixed Income Fund
   SLAT Prime Obligation Fund

NON-INVESTMENT GRADE BONDS                                                  0-30%
   SIT Emerging Markets Debt Fund
   SIMT High Yield Bond Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.17%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.81%**
================================================================================
   Total Annual Fund Operating Expenses                                     1.08%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Core Market Strategy Fund -- Class A Shares                                 0.91%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
Core Market Strategy Fund -- Class A Shares                 $  110       $   343
--------------------------------------------------------------------------------

TAX-MANAGED CORE MARKET STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Capital appreciation while maintaining broad
                                 equity and fixed income market participation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies

INVESTMENT STRATEGY

The Tax-Managed Core Market Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                20-70%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Managed Volatility Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund
   SIMT Tax-Managed Large Cap Fund
   SIMT Tax-Managed Small Cap Fund

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY                                                        0-30%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-20%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                      30-75%
   SDIT Corporate Daily Income Fund
   SLAT Prime Obligation Fund
   STET Intermediate-Term Municipal Fund
   STET Short Duration Municipal Fund
   STET Tax Free Fund

NON-INVESTMENT GRADE BONDS                                                  0-30%
   SIMT High Yield Bond Fund
   SIT Emerging Markets Debt Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities, including municipal securities, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors relative to other non "tax-managed" strategy Funds by investing significant portions of the portfolio in Underlying SEI Funds that invest in municipal bonds and in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.64%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.81%**
================================================================================
   Total Annual Fund Operating Expenses                                     1.55%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Tax-Managed Core Market Strategy Fund -- Class A Shares                     0.91%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
Tax-Managed Core Market Strategy Fund -- Class A Shares     $  158       $   490
--------------------------------------------------------------------------------

MARKET GROWTH STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Capital appreciation while maintaining broad
                                 equity and fixed income market participation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies

INVESTMENT STRATEGY

The Market Growth Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                30-85%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund

INTERNATIONAL EQUITY                                                        0-35%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-20%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                       5-50%
   SDIT Corporate Daily Income Fund
   SIMT Core Fixed Income Fund
   SLAT Prime Obligation Fund

NON-INVESTMENT GRADE BONDS                                                  0-35%
   SIT Emerging Markets Debt Fund
   SIMT High Yield Bond Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.09%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.91%**
================================================================================
   Total Annual Fund Operating Expenses                                     1.10%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Market Growth Strategy Fund -- Class A Shares                               1.01%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
Market Growth Strategy Fund -- Class A Shares               $  112       $   350
--------------------------------------------------------------------------------

TAX-MANAGED MARKET GROWTH STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Capital appreciation while maintaining broad
                                 equity and fixed income market participation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies

INVESTMENT STRATEGY

The Tax-Managed Market Growth Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                30-85%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Managed Volatility Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund
   SIMT Tax-Managed Large Cap Fund
   SIMT Tax-Managed Small Cap Fund

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY                                                        0-35%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-20%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                       5-50%
   SDIT Corporate Daily Income Fund
   SLAT Prime Obligation Fund
   STET Intermediate-Term Municipal Fund
   STET Short Duration Municipal Fund
   STET Tax Free Fund

NON-INVESTMENT GRADE BONDS                                                  0-35%
   SIMT High Yield Bond Fund
   SIT Emerging Markets Debt Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities, including municipal securities, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors relative to other non "tax-managed" strategy Funds by investing significant portions of the portfolio in Underlying SEI Funds that invest in municipal bonds and in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.13%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.88%**
================================================================================
   Total Annual Fund Operating Expenses                                     1.11%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Tax-Managed Market Growth Strategy Fund -- Class A Shares                   0.98%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
Tax-Managed Market Growth Strategy Fund -- Class A Shares   $  113       $   353
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth in this prospectus. However, the Funds also may use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund's objective. The Funds will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds' investment objectives and policies, select additional Underlying SEI Funds for investment.

The chart below sets forth the expense ratio, after fee waivers, for each of the Underlying SEI Funds in which the Funds will invest (based on information as of June 30, 2004).


UNDERLYING SEI FUND:                                              EXPENSE RATIO:
--------------------------------------------------------------------------------
SIMT Large Cap Value Fund                                                   0.85%
SIMT Large Cap Growth Fund                                                  0.85%
SIMT Tax-Managed Large Cap Fund                                             0.85%
SIMT Large Cap Disciplined Equity Fund                                       N/A*
SIMT Small/Mid Cap Equity Fund                                               N/A*
SIMT Managed Volatility Fund                                                 N/A*
SIMT Real Estate Fund                                                       1.10%
SIMT Small Cap Value Fund                                                   1.10%
SIMT Small Cap Growth Fund                                                  1.10%
SIMT Tax-Managed Small Cap Fund                                             1.10%
SIT International Equity Fund                                               1.28%
SIT Emerging Markets Equity Fund                                            1.95%
SIMT Core Fixed Income Fund                                                 0.60%
SIMT High Yield Bond Fund                                                   0.85%
SIT Emerging Markets Debt Fund                                              1.35%
SLAT Prime Obligation Fund                                                  0.44%
SDIT Corporate Daily Income Fund                                            0.35%
STET Short Duration Municipal Fund                                          0.60%
STET Intermediate-Term Municipal Fund                                       0.60%
STET Tax Free Fund                                                          0.45%


*The SIMT Large Cap Disciplined Equity, SIMT Small/Mid Cap Equity and SIMT Managed Volatility Funds were not operational as of June 30, 2004.

UNDERLYING U.S. EQUITY FUNDS

SIMT MANAGED VOLATILITY FUND: The SIMT Managed Volatility Fund seeks capital appreciation with less volatility than the broad U.S. equity markets. The Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. SIMC serves as the Adviser to the SIMT Managed Volatility Fund.

SIMT LARGE CAP VALUE FUND: The SIMT Large Cap Value Fund seeks long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in high quality (I.E., above average reinvestment rates) income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Alliance Capital Management L.P.'s investment unit of Sanford C. Bernstein & Co., LLC, Aronson+Johnson+Ortiz, LP, Franklin Portfolio Associates, LLC and LSV Asset Management serve as Sub-Advisers to the SIMT Large Cap Value Fund.

SIMT LARGE CAP GROWTH FUND: The SIMT Large Cap Growth Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Goldman Sachs Asset Management, L.P., McKinley Capital Management Inc., Montag & Caldwell, Inc., Peregrine Capital Management, Inc. and Transamerica Investment Management, LLC serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT TAX-MANAGED LARGE CAP FUND: The SIMT Tax-Managed Large Cap Fund seeks high long-term after-tax returns. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. Aronson+Johnson+Ortiz, LP, Franklin Portfolio Associates, LLC, Goldman Sachs Asset Management, L.P., LSV Asset Management, Montag & Caldwell, Inc., Parametric Portfolio Associates, Peregrine Capital Management, Inc., Alliance Capital Management L.P.'s investment unit of Sanford C. Bernstein & Co., LLC and Transamerica Investment Management, LLC serve as Sub-Advisers to the SIMT Tax-Managed Large Cap Fund.

SIMT LARGE CAP DISCIPLINED EQUITY FUND: The SIMT Large Cap Disciplined Equity Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants

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and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund invests primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (the S&P 500 Index) (between $881 million and $341 billion as of June 30, 2004). The Fund may also engage in short sales. The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments. The Fund uses a multi-manager approach, relying upon Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Overall, the Fund utilizes one or more Sub-Advisers who rely on rigorous application of proprietary stock analysis, rather than traditional fundamental analysis, to select securities. The Fund may also utilize one or more additional Sub-Advisers who manage in a complementary style with the objective to seek to add value over the S&P 500 Index while maintaining a similar level of volatility to the S&P 500 Index. Analytic Investors Inc., Enhanced Investment Technologies, LLC and Quantitative Management Associates LLC serve as Sub-Advisers to the SIMT Large Cap Disciplined Equity Fund.

SIMT SMALL/MID CAP EQUITY FUND: The SIMT Small/Mid Cap Equity Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund invests primarily in the common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $11 million and $4.6 billion as of June 30, 2004). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. For example, the Sub-Advisers may include both value managers (I.E., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow, or book value), and growth managers (I.E., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Advisors, Inc., Delaware Management Company, Integrity Asset Management, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., Mazama Capital Management, Inc., Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small/Mid Cap Equity Fund.

SIMT SMALL CAP VALUE FUND: The SIMT Small Cap Value Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index or the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Advisors, Inc., David J. Greene and Company, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

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                                       48

SIMT SMALL CAP GROWTH FUND: The SIMT Small Cap Growth Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index or the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Delaware Management Company, Lee Munder Investments, Ltd., Mazama Capital Management, Inc., McKinley Capital Management Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

SIMT TAX-MANAGED SMALL CAP FUND: The SIMT Tax-Managed Small Cap Fund seeks high long-term after-tax returns. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small companies. The Fund invests primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $11 million and $4.6 billion as of June 30, 2004). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. BlackRock Advisors, Inc., David J. Greene and Company, LLC, Delaware Management Company, LSV Asset Management, Mazama Capital Management, Inc. and McKinley Capital Management Inc., serve as Sub-Advisers to the SIMT Tax-Managed Small Cap Fund.

UNDERLYING INTERNATIONAL EQUITY FUNDS

SIT INTERNATIONAL EQUITY FUND: The SIT International Equity Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in common stocks and other equity securities of issuers located in at least three countries other than the United States. The Fund invests primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Alliance Capital Management L.P., Capital Guardian Trust Company, Fisher Investments, Inc., McKinley Capital Management Inc. and Morgan Stanley Investment Management Inc. and its affiliate, Morgan Stanley Investment Management Limited, serve as Sub-Advisers to the SIT International Equity Fund.

SIT EMERGING MARKETS EQUITY FUND: The SIT Emerging Markets Equity Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of emerging markets issuers. The Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher

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                                       49

transaction costs and additional capital gains tax liabilities. Alliance Capital Management L.P., The Boston Company Asset Management LLC, Citigroup Asset Management Limited, Emerging Markets Management, L.L.C. and Rexiter Capital Management Limited serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.

UNDERLYING REAL ESTATE FUND

SIMT REAL ESTATE FUND: The SIMT Real Estate Fund seeks total return, including current income and capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of real estate companies (E.G., common stocks, rights, warrants, convertible securities and preferred stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs)). The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Real Estate Fund.

UNDERLYING INVESTMENT GRADE BOND & MONEY MARKET FUNDS

SDIT CORPORATE DAILY INCOME FUND: The SDIT Corporate Daily Income Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining liquidity and a correspondingly higher risk of principal volatility. The Fund invests substantially all of its net assets in investment grade obligations of U.S. issuers, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers' acceptances and bank notes of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; and (vi) fully collateralized repurchase agreements involving any of the foregoing obligations. Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. Wellington Management Company, LLP serves as the Adviser to the SDIT Corporate Daily Income Fund.

SIMT CORE FIXED INCOME FUND: The SIMT Core Fixed Income Fund seeks current income and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate will generally have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Aggregate Bond Index (4.77 years as of June 30, 2004). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. BlackRock Advisors, Inc., Metropolitan West Asset Management LLC, Wells Capital

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                                       50

Management Inc. and Western Asset Management Company serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

SLAT PRIME OBLIGATION FUND: The SLAT Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income. The Fund invests in: (i) commercial paper (including asset-backed commercial paper) rated in the highest short-term rating category by at least one nationally-recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest short-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements. Banc of America Capital Management, LLC serves as the Sub-Adviser to the SLAT Prime Obligation Fund.

STET INTERMEDIATE-TERM MUNICIPAL FUND: The STET Intermediate-Term Municipal Fund seeks the highest level of income exempt from Federal income tax consistent with the preservation of capital. The Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. Standish Mellon Asset Management Company LLC serves as the Sub-Adviser to the STET Intermediate-Term Municipal Fund.

STET SHORT DURATION MUNICIPAL FUND: The STET Short Duration Municipal Fund seeks a high level of income exempt from Federal income tax consistent with the preservation of capital. The Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain a portfolio duration of three years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities. Weiss, Peck & Greer Investments serves as the Sub-Adviser to the STET Short Duration Municipal Fund.

STET TAX FREE FUND: The STET Tax Free Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. The Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund. Weiss, Peck & Greer Investments serves as the Adviser to the STET Tax Free Fund.

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                                       51

UNDERLYING NON-INVESTMENT GRADE BOND FUNDS

SIMT HIGH YIELD BOND FUND: The SIMT High Yield Bond Fund seeks to maximize total return. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield fixed income securities (junk bonds). The Fund invests primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security. ING Ghent Asset Management LLC, Lincoln Capital Fixed Income Management Company, LLC, Metropolitan West Asset Management LLC and Nomura Corporate Research and Asset Management Inc. serve as Sub-Advisers to the SIMT High Yield Bond Fund.

SIT EMERGING MARKETS DEBT FUND: The SIT Emerging Markets Debt Fund seeks to maximize total return. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities of emerging markets issuers. The Fund invests primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as "junk bonds"). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Ashmore Investment Management Limited and Salomon Brothers Asset Management Inc serve as Sub-Advisers to the SIT Emerging Markets Debt Fund.

ADDITIONAL RISKS OF INVESTING IN THE UNDERLYING SEI FUNDS

The following sections describe some of the additional risks associated with certain of the Underlying SEI Funds.

DERIVATIVES RISK: Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by an Underlying SEI Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for an Underlying SEI Fund to sell a derivative instrument, which could result in difficulty closing the positions, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

EXCHANGE-TRADED FUNDS RISK: A number of the Underlying SEI Funds may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including

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                                       52

advisory fees. When an Underlying SEI Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

INTERNATIONAL INVESTING RISK: A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and "Brady Bonds" that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;
(ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

JUNK BOND RISK: Certain Underlying SEI Funds invest in bonds rated below investment grade (junk bonds). Junk bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than issuers of investment grade securities to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater than that of investment grade securities since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

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                                       53

MORTGAGE-BACKED SECURITIES RISK: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

NON-DIVERSIFICATION RISK: Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to their investments in those securities.

SHORT SALES RISK: Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale an Underlying SEI Fund must borrow the security to deliver to the buyer. The Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

SMALL CAPITALIZATION RISK: Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies the Underlying SEI Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

INVESTMENT ADVISER

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to each Fund. SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. As of June 30, 2004, SIMC had approximately $59.7 billion in assets under management. As of the fiscal year ended March 31, 2004, SIMC received investment advisory fees, as a percentage of each Fund's net assets, at the annual rate of 0.10% for each Fund.

IN ADDITION TO SERVING AS ADVISER TO THE FUNDS, SIMC IS ADVISER TO MOST OF THE UNDERLYING SEI FUNDS, AND OVERSEES ONE OR MORE SUB-ADVISERS FOR THOSE UNDERLYING SEI FUNDS. SIMC ACTS AS THE MANAGER OF MANAGERS OF THOSE UNDERLYING SEI FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THOSE UNDERLYING SEI FUNDS SINCE IT ALLOCATES EACH UNDERLYING SEI FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES OF THE UNDERLYING SEI FUNDS.

The Funds are managed by a team of investment professionals from SIMC. No one person is primarily responsible for making asset allocation decision recommendations to the team.

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                                       54

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class A Shares of the Funds.

The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (I.E., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m., Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Underlying SEI Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class A Shares of any Fund for Shares of the same Class of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that are designated by a Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains (currently at a maximum rate of 15 percent). Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is treated the same as a sale.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of a Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI ASSET ALLOCATION TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MARCH 31,


                                             NET
                                           REALIZED
                                             AND
                                          UNREALIZED                              DISTRIBUTIONS
                NET ASSET                   GAINS                     DIVIDENDS        FROM           TOTAL       NET ASSET
                  VALUE,        NET        (LOSSES)       TOTAL       FROM NET       REALIZED       DIVIDENDS      VALUE,
                BEGINNING   INVESTMENT        ON           FROM      INVESTMENT      CAPITAL           AND         END OF
                OF PERIOD     INCOME      SECURITIES    OPERATIONS     INCOME         GAINS       DISTRIBUTIONS    PERIOD
---------------------------------------------------------------------------------------------------------------------------
DEFENSIVE STRATEGY FUND

CLASS A

  2004(1)       $   10.00   $     0.14*   $     0.15*   $     0.29   $       --   $          --   $          --   $   10.29
---------------------------------------------------------------------------------------------------------------------------

TAX-MANAGED DEFENSIVE STRATEGY FUND

CLASS A

  2004(1)       $   10.00   $     0.20*   $     0.01*   $     0.21   $       --   $          --   $          --   $   10.21
---------------------------------------------------------------------------------------------------------------------------

CONSERVATIVE STRATEGY FUND

CLASS A

  2004(1)       $   10.00   $     0.13*   $     0.30*   $     0.43   $       --   $          --   $          --   $   10.43
---------------------------------------------------------------------------------------------------------------------------

TAX-MANAGED CONSERVATIVE STRATEGY FUND

CLASS A

  2004(1)       $   10.00   $     0.12*   $     0.33*   $     0.45   $       --   $          --   $          --   $   10.45
---------------------------------------------------------------------------------------------------------------------------

MODERATE STRATEGY FUND

CLASS A

  2004(1)       $   10.00   $     0.14*   $     0.55*   $     0.69   $       --   $          --   $          --   $   10.69
---------------------------------------------------------------------------------------------------------------------------

TAX-MANAGED MODERATE STRATEGY FUND

CLASS A

  2004(1)       $   10.00   $     0.15*   $     0.43*   $     0.58   $       --   $          --   $          --   $   10.58
---------------------------------------------------------------------------------------------------------------------------

                                          RATIO OF     RATIO OF         RATIO OF
                                            NET          NET            EXPENSES
                                          EXPENSES    INVESTMENT       TO AVERAGE
                            NET ASSETS       TO         INCOME         NET ASSETS
                              END OF      AVERAGE     (LOSS) TO        (EXCLUDING       PORTFOLIO
                 TOTAL        PERIOD        NET        AVERAGE         WAIVERS AND       TURNOVER
                RETURN+    ($THOUSANDS)   ASSETS**    NET ASSETS    REIMBURSEMENT)**       RATE
-------------------------------------------------------------------------------------------------
DEFENSIVE STRATEGY FUND

CLASS A

  2004(1)        2.90%     $      2,500       0.10%         3.78%               4.04%           1%
-------------------------------------------------------------------------------------------------

TAX-MANAGED DEFENSIVE STRATEGY FUND

CLASS A

  2004(1)        2.10%     $      1,249       0.10%         5.38%               8.27%           5%
-------------------------------------------------------------------------------------------------

CONSERVATIVE STRATEGY FUND

CLASS A

  2004(1)        4.30%     $      3,092       0.10%         3.44%               2.69%           4%
-------------------------------------------------------------------------------------------------

TAX-MANAGED CONSERVATIVE STRATEGY FUND

CLASS A

  2004(1)        4.50%     $      3,090       0.10%         3.03%               2.27%          --%
-------------------------------------------------------------------------------------------------

MODERATE STRATEGY FUND

CLASS A

  2004(1)        6.90%     $      9,400       0.10%         3.54%               1.64%           4%
-------------------------------------------------------------------------------------------------

TAX-MANAGED MODERATE STRATEGY FUND

CLASS A

  2004(1)        5.80%     $      2,118       0.10%         3.94%               4.71%           1%
-------------------------------------------------------------------------------------------------

                                             NET
                                           REALIZED
                                             AND
                                          UNREALIZED                              DISTRIBUTIONS
                NET ASSET                   GAINS                     DIVIDENDS        FROM           TOTAL       NET ASSET
                  VALUE,        NET        (LOSSES)       TOTAL       FROM NET       REALIZED       DIVIDENDS      VALUE,
                BEGINNING   INVESTMENT        ON           FROM      INVESTMENT      CAPITAL           AND         END OF
                OF PERIOD     INCOME      SECURITIES    OPERATIONS     INCOME         GAINS       DISTRIBUTIONS    PERIOD
---------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND

CLASS A

  2004(1)       $   10.00   $     0.09*   $     0.80*   $     0.89   $       --   $        --     $          --   $   10.89
---------------------------------------------------------------------------------------------------------------------------

TAX-MANAGED AGGRESSIVE STRATEGY FUND

CLASS A

  2004(1)       $   10.00   $     0.06*   $     0.83*   $     0.89   $       --   $        --     $          --   $   10.89
---------------------------------------------------------------------------------------------------------------------------

CORE MARKET STRATEGY FUND

CLASS A

  2004(1)       $   10.00   $     0.11*   $     0.49*   $     0.60   $       --   $        --     $          --   $   10.60
---------------------------------------------------------------------------------------------------------------------------

TAX-MANAGED CORE MARKET STRATEGY FUND

CLASS A

  2004(1)       $   10.00   $     0.90*   $    (0.36)*  $     0.54   $       --   $        --     $          --   $   10.54
---------------------------------------------------------------------------------------------------------------------------

MARKET GROWTH STRATEGY FUND

CLASS A

  2004(1)       $   10.00   $     0.08*   $     0.55*   $     0.63   $       --   $        --     $          --   $   10.63
---------------------------------------------------------------------------------------------------------------------------

TAX-MANAGED MARKET GROWTH STRATEGY FUND

CLASS A

  2004(1)       $   10.00   $     0.06*   $     0.60*   $     0.66   $       --   $        --     $          --   $   10.66
---------------------------------------------------------------------------------------------------------------------------

                                          RATIO OF     RATIO OF         RATIO OF
                                            NET          NET            EXPENSES
                                          EXPENSES    INVESTMENT       TO AVERAGE
                            NET ASSETS       TO         INCOME         NET ASSETS
                              END OF      AVERAGE     (LOSS) TO        (EXCLUDING       PORTFOLIO
                 TOTAL        PERIOD        NET        AVERAGE         WAIVERS AND       TURNOVER
                RETURN+    ($THOUSANDS)   ASSETS**    NET ASSETS    REIMBURSEMENT)**       RATE
-------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND

CLASS A

  2004(1)        8.90%     $      6,721       0.10%         2.18%               2.24%           2%
-------------------------------------------------------------------------------------------------

TAX-MANAGED AGGRESSIVE STRATEGY FUND

CLASS A

  2004(1)        8.90%     $      2,664       0.10%         1.39%               2.16%          44%
-------------------------------------------------------------------------------------------------

CORE MARKET STRATEGY FUND

CLASS A

  2004(1)        6.00%     $      5,867       0.10%         2.87%               2.54%           6%
-------------------------------------------------------------------------------------------------

TAX-MANAGED CORE MARKET STRATEGY FUND

CLASS A

  2004(1)        5.40%     $        382       0.10%        23.19%              64.00%          --%
-------------------------------------------------------------------------------------------------

MARKET GROWTH STRATEGY FUND

CLASS A

  2004(1)        6.30%     $     11,707       0.10%         2.02%               1.55%          13%
-------------------------------------------------------------------------------------------------

TAX-MANAGED MARKET GROWTH STRATEGY FUND

CLASS A

  2004(1)        6.60%     $     11,608       0.10%         1.48%               0.87%           1%
-------------------------------------------------------------------------------------------------


(1) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as "--" are $0 or have been rounded to $0.

NOTES:

[SEI INVESTMENTS LOGO]

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2004 includes detailed information about SEI Asset Allocation Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:     Call 1-8OO-DIAL-SEI

By Mail:          Write to the Funds at:
                  1 Freedom Valley Drive
                  Oaks, PA 19456

By Internet:      http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Asset Allocation Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Asset Allocation Trust's Investment Company Act registration number is 811-7445.

SEI-F-119 (7/04)

[GRAPHIC]

[SEI INVESTMENTS LOGO]


SEI ASSET
ALLOCATION TRUST

DEFENSIVE STRATEGY FUND

TAX-MANAGED DEFENSIVE STRATEGY FUND

CONSERVATIVE STRATEGY FUND

TAX-MANAGED CONSERVATIVE STRATEGY FUND

MODERATE STRATEGY FUND

TAX-MANAGED MODERATE STRATEGY FUND

AGGRESSIVE STRATEGY FUND

TAX-MANAGED AGGRESSIVE STRATEGY FUND

CORE MARKET STRATEGY FUND

TAX-MANAGED CORE MARKET STRATEGY FUND

MARKET GROWTH STRATEGY FUND

TAX-MANAGED MARKET GROWTH STRATEGY FUND

CLASS I

PROSPECTUS AS OF
JULY 31, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS


SEI ASSET ALLOCATION TRUST

ABOUT THIS PROSPECTUS

SEI Asset Allocation Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). This prospectus gives you important information about Class I Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

          Defensive Strategy Fund                                                        3
          --------------------------------------------------------------------------------
          Tax-Managed Defensive Strategy Fund                                            6
          --------------------------------------------------------------------------------
          Conservative Strategy Fund                                                    10
          --------------------------------------------------------------------------------
          Tax-Managed Conservative Strategy Fund                                        13
          --------------------------------------------------------------------------------
          Moderate Strategy Fund                                                        17
          --------------------------------------------------------------------------------
          Tax-Managed Moderate Strategy Fund                                            20
          --------------------------------------------------------------------------------
          Aggressive Strategy Fund                                                      24
          --------------------------------------------------------------------------------
          Tax-Managed Aggressive Strategy Fund                                          27
          --------------------------------------------------------------------------------
          Core Market Strategy Fund                                                     31
          --------------------------------------------------------------------------------
          Tax-Managed Core Market Strategy Fund                                         34
          --------------------------------------------------------------------------------
          Market Growth Strategy Fund                                                   38
          --------------------------------------------------------------------------------
          Tax-Managed Market Growth Strategy Fund                                       41
          --------------------------------------------------------------------------------
          More Information About Fund Investments                                       45
          --------------------------------------------------------------------------------
          Information About the Underlying SEI Funds                                    45
          --------------------------------------------------------------------------------
          Investment Adviser                                                            53
          --------------------------------------------------------------------------------
          Purchasing, Selling and Exchanging Fund Shares                                54
          --------------------------------------------------------------------------------
          Dividends, Distributions and Taxes                                            58
          --------------------------------------------------------------------------------
          Financial Highlights                                                          59
          --------------------------------------------------------------------------------
          How to Obtain More Information About SEI Asset Allocation Trust       Back Cover

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies by investing in certain mutual funds (Underlying SEI Funds), most of which are managed by SIMC. The degree to which an investor's Fund is invested in the particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (I.E., the Underlying SEI Funds) is the central theme of SIMC's investment philosophy. SIMC then oversees a network of managers who invest the assets of the Underlying SEI Funds in distinct segments of the market or class represented by each Underlying SEI Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC, who manages the Fund's assets in a way that it believes will help each Fund achieve its goal. In order to achieve its investment objective, SIMC allocates each Fund's assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Liquid Asset Trust (SLAT), SEI Tax-Exempt Trust (STET), and SEI Daily Income Trust (SDIT). Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, domestic or foreign fixed-income securities or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC's judgments about the markets or the economy and its decisions about investing in Underlying SEI Funds may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the Underlying SEI Funds and, in turn, the securities that the Underlying SEI Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.

DEFENSIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Manage risk of loss while providing current
                                 income and opportunity for limited capital appreciation

SHARE PRICE VOLATILITY:          Low to medium

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, common stocks, and securities of real estate companies

INVESTMENT STRATEGY

The Defensive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                 0-30%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund

INTERNATIONAL EQUITY                                                        0-15%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-20%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                     50-100%
   SDIT Corporate Daily Income Fund
   SIMT Core Fixed Income Fund
   SLAT Prime Obligation Fund

NON-INVESTMENT GRADE BONDS                                                  0-30%
   SIT Emerging Markets Debt Fund
   SIMT High Yield Bond Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, real estate investment trusts (REITs) and real estate operating companies (REOCs) are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.46%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.51%**
================================================================================
  Total Annual Fund Operating Expenses                                      1.07%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Defensive Strategy Fund -- Class I Shares                                   0.86%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                              1 YEAR     3 YEARS
--------------------------------------------------------------------------------
Defensive Strategy Fund -- Class I Shares                    $    109   $    340
--------------------------------------------------------------------------------

TAX-MANAGED DEFENSIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Manage risk of loss while providing current
                                 income and opportunity for limited capital appreciation

SHARE PRICE VOLATILITY:          Low to medium

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, common stocks, and securities of real estate companies

INVESTMENT STRATEGY

The Tax-Managed Defensive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                 0-30%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Managed Volatility Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund
   SIMT Tax-Managed Large Cap Fund
   SIMT Tax-Managed Small Cap Fund

                                                               INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY                                                        0-15%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-20%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                     50-100%
   SDIT Corporate Daily Income Fund
   SLAT Prime Obligation Fund
   STET Intermediate-Term Municipal Fund
   STET Short Duration Municipal Fund
   STET Tax Free Fund

NON-INVESTMENT GRADE BONDS                                                  0-30%
   SIMT High Yield Bond Fund
   SIT Emerging Markets Debt Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities, including municipal securities, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors relative to other non "tax-managed" strategy Funds by investing significant portions of the portfolio in Underlying SEI Funds that invest in municipal bonds and in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.65%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.69%**
================================================================================
  Total Annual Fund Operating Expenses                                      1.44%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Tax-Managed Defensive Strategy Fund -- Class I Shares                       1.04%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                              1 YEAR     3 YEARS
--------------------------------------------------------------------------------
Tax-Managed Defensive Strategy Fund -- Class I Shares        $    147   $    456
--------------------------------------------------------------------------------

CONSERVATIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Manage risk of loss while providing the
                                 opportunity for modest capital appreciation

SHARE PRICE VOLATILITY:          Low to medium

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, common stocks, and securities of real estate companies

INVESTMENT STRATEGY

The Conservative Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                 0-40%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund

INTERNATIONAL EQUITY                                                        0-20%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-25%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                     35-100%
   SDIT Corporate Daily Income Fund
   SIMT Core Fixed Income Fund
   SLAT Prime Obligation Fund

NON-INVESTMENT GRADE BONDS                                                  0-35%
   SIT Emerging Markets Debt Fund
   SIMT High Yield Bond Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.43%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.63%**
================================================================================
  Total Annual Fund Operating Expenses                                      1.16%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Conservative Strategy Fund -- Class I Shares                                0.98%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                              1 YEAR     3 YEARS
--------------------------------------------------------------------------------
Conservative Strategy Fund -- Class I Shares                 $    118   $    368
--------------------------------------------------------------------------------

TAX-MANAGED CONSERVATIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Manage risk of loss while providing the
                                 opportunity for modest capital appreciation

SHARE PRICE VOLATILITY:          Low to medium

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, common stocks, and securities of real estate companies

INVESTMENT STRATEGY

The Tax-Managed Conservative Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks, and securities of real estate companies.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                               INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                 0-40%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Managed Volatility Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund
   SIMT Tax-Managed Large Cap Fund
   SIMT Tax-Managed Small Cap Fund

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY                                                        0-20%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-25%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                     35-100%
   SDIT Corporate Daily Income Fund
   SLAT Prime Obligation Fund
   STET Intermediate-Term Municipal Fund
   STET Short Duration Municipal Fund
   STET Tax Free Fund

NON-INVESTMENT GRADE BONDS                                                  0-35%
   SIMT High Yield Bond Fund
   SIT Emerging Markets Debt Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities, including municipal securities, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors relative to other non "tax-managed" strategy Funds by investing significant portions of the portfolio in Underlying SEI Funds that invest in municipal bonds and in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.37%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.74%**
================================================================================
  Total Annual Fund Operating Expenses                                      1.21%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Tax-Managed Conservative Strategy Fund -- Class I Shares                    1.09%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                              1 YEAR     3 YEARS
--------------------------------------------------------------------------------
Tax-Managed Conservative Strategy Fund -- Class I Shares     $    123   $    384
--------------------------------------------------------------------------------

MODERATE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Capital appreciation, while managing the risk
                                 of loss

SHARE PRICE VOLATILITY:          Medium to high

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies

INVESTMENT STRATEGY

The Moderate Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                 0-50%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund

INTERNATIONAL EQUITY                                                        0-25%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-25%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                     20-100%
   SDIT Corporate Daily Income Fund
   SIMT Core Fixed Income Fund
   SLAT Prime Obligation Fund

NON-INVESTMENT GRADE BONDS                                                  0-35%
   SIT Emerging Markets Debt Fund
   SIMT High Yield Bond Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.35%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.74%**
================================================================================
  Total Annual Fund Operating Expenses                                      1.19%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Moderate Strategy Fund -- Class I Shares                                    1.09%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                              1 YEAR     3 YEARS
--------------------------------------------------------------------------------
Moderate Strategy Fund -- Class I Shares                     $    121   $    378
--------------------------------------------------------------------------------

TAX-MANAGED MODERATE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Capital appreciation, while managing the risk
                                 of loss

SHARE PRICE VOLATILITY:          Medium to high

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. and/or foreign common stocks, U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies

INVESTMENT STRATEGY

The Tax-Managed Moderate Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                 0-50%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Managed Volatility Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund
   SIMT Tax-Managed Large Cap Fund
   SIMT Tax-Managed Small Cap Fund

INTERNATIONAL EQUITY                                                        0-25%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
REAL ESTATE                                                                 0-25%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                     20-100%
   SDIT Corporate Daily Income Fund
   SLAT Prime Obligation Fund
   STET Intermediate-Term Municipal Fund
   STET Short Duration Municipal Fund
   STET Tax Free Fund

NON-INVESTMENT GRADE BONDS                                                  0-35%
   SIMT High Yield Bond Fund
   SIT Emerging Markets Debt Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities, including municipal securities, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors relative to other non "tax-managed" strategy Funds by investing significant portions of the portfolio in Underlying SEI Funds that invest in municipal bonds and in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.37%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.80%**
================================================================================
  Total Annual Fund Operating Expenses                                      1.27%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Tax-Managed Moderate Strategy Fund -- Class I Shares                        1.15%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                              1 YEAR     3 YEARS
--------------------------------------------------------------------------------
Tax-Managed Moderate Strategy Fund -- Class I Shares         $    129   $    403
--------------------------------------------------------------------------------

AGGRESSIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. and/or foreign common stocks and other equity securities and, to a lesser extent, U.S. and/or foreign fixed income securities of varying credit quality, and securities of real estate companies

INVESTMENT STRATEGY

The Aggressive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                               40-100%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund

INTERNATIONAL EQUITY                                                        0-40%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-20%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                       0-25%
   SDIT Corporate Daily Income Fund
   SIMT Core Fixed Income Fund
   SLAT Prime Obligation Fund

NON-INVESTMENT GRADE BONDS                                                  0-40%
   SIT Emerging Markets Debt Fund
   SIMT High Yield Bond Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.38%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    1.03%**
================================================================================
  Total Annual Fund Operating Expenses                                      1.51%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Aggressive Strategy Fund -- Class I Shares                                  1.38%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                              1 YEAR     3 YEARS
--------------------------------------------------------------------------------
Aggressive Strategy Fund -- Class I Shares                   $    154   $    477
--------------------------------------------------------------------------------

TAX-MANAGED AGGRESSIVE STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Long-term capital appreciation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign fixed income securities of varying credit quality, and securities of real estate companies

INVESTMENT STRATEGY

The Tax-Managed Aggressive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying credit quality, and securities of real estate companies.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                               40-100%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Managed Volatility Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund
   SIMT Tax-Managed Large Cap Fund
   SIMT Tax-Managed Small Cap Fund

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY                                                        0-40%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-20%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                       0-25%
   SDIT Corporate Daily Income Fund
   SLAT Prime Obligation Fund
   STET Intermediate-Term Municipal Fund
   STET Short Duration Municipal Fund
   STET Tax Free Fund

NON-INVESTMENT GRADE BONDS                                                  0-40%
   SIMT High Yield Bond Fund
   SIT Emerging Markets Debt Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities, including municipal securities, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors relative to other non "tax-managed" strategy Funds by investing significant portions of the portfolio in Underlying SEI Funds that invest in municipal bonds and in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.53%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    1.01%**
================================================================================
  Total Annual Fund Operating Expenses                                      1.64%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Tax-Managed Aggressive Strategy Fund -- Class I Shares                      1.36%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                               1 YEAR    3 YEARS
--------------------------------------------------------------------------------
Tax-Managed Aggressive Strategy Fund -- Class I Shares       $    167   $    517
--------------------------------------------------------------------------------

CORE MARKET STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Capital appreciation while maintaining broad
                                 equity and fixed income market participation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies

INVESTMENT STRATEGY

The Core Market Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                20-70%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund

INTERNATIONAL EQUITY                                                        0-30%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-20%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                      30-75%
   SDIT Corporate Daily Income Fund
   SIMT Core Fixed Income Fund
   SLAT Prime Obligation Fund

NON-INVESTMENT GRADE BONDS                                                  0-30%
   SIT Emerging Markets Debt Fund
   SIMT High Yield Bond Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.42%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.81%**
================================================================================
  Total Annual Fund Operating Expenses                                      1.33%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Core Market Strategy Fund -- Class I Shares                                 1.16%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                               1 YEAR    3 YEARS
--------------------------------------------------------------------------------
Core Market Strategy Fund -- Class I Shares                  $    135   $    421
--------------------------------------------------------------------------------

TAX-MANAGED CORE MARKET STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Capital appreciation while maintaining broad
                                 equity and fixed income market participation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies

INVESTMENT STRATEGY

The Tax-Managed Core Market Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                20-70%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Managed Volatility Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund
   SIMT Tax-Managed Large Cap Fund
   SIMT Tax-Managed Small Cap Fund

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY                                                        0-30%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-20%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                      30-75%
   SDIT Corporate Daily Income Fund
   SLAT Prime Obligation Fund
   STET Intermediate-Term Municipal Fund
   STET Short Duration Municipal Fund
   STET Tax Free Fund

NON-INVESTMENT GRADE BONDS                                                  0-30%
   SIMT High Yield Bond Fund
   SIT Emerging Markets Debt Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities, including municipal securities, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors relative to other non "tax-managed" strategy Funds by investing significant portions of the portfolio in Underlying SEI Funds that invest in municipal bonds and in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.89%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.81%**
================================================================================
  Total Annual Fund Operating Expenses                                      1.80%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Tax-Managed Core Market Strategy Fund -- Class I Shares                     1.16%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                               1 YEAR    3 YEARS
--------------------------------------------------------------------------------
Tax-Managed Core Market Strategy Fund -- Class I Shares      $    183   $    566
--------------------------------------------------------------------------------

MARKET GROWTH STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Capital appreciation while maintaining broad
                                 equity and fixed income market participation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies

INVESTMENT STRATEGY

The Market Growth Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                30-85%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund

INTERNATIONAL EQUITY                                                        0-35%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-20%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                       5-50%
   SDIT Corporate Daily Income Fund
   SIMT Core Fixed Income Fund
   SLAT Prime Obligation Fund

NON-INVESTMENT GRADE BONDS                                                  0-35%
   SIT Emerging Markets Debt Fund
   SIMT High Yield Bond Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.34%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.91%**
================================================================================
  Total Annual Fund Operating Expenses                                      1.35%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Market Growth Strategy Fund -- Class I Shares                               1.26%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                               1 YEAR    3 YEARS
--------------------------------------------------------------------------------
Market Growth Strategy Fund -- Class I Shares                $    137   $    428
--------------------------------------------------------------------------------

TAX-MANAGED MARKET GROWTH STRATEGY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Capital appreciation while maintaining broad
                                 equity and fixed income market participation

SHARE PRICE VOLATILITY:          High

PRINCIPAL INVESTMENT STRATEGY:   Invest in a combination of Underlying SEI Funds
                                 that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies

INVESTMENT STRATEGY

The Tax-Managed Market Growth Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Most of the Underlying SEI Funds are managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

A portion of the U.S. investment grade fixed income component, as well as the money market component, of the Fund's portfolio will be invested in Underlying SEI Funds that primarily invest in municipal bonds. These bonds generate income exempt from Federal income taxes. In addition, a portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
U.S. EQUITY                                                                30-85%
   SIMT Large Cap Growth Fund
   SIMT Large Cap Value Fund
   SIMT Large Cap Disciplined Equity Fund
   SIMT Small/Mid Cap Equity Fund
   SIMT Managed Volatility Fund
   SIMT Small Cap Growth Fund
   SIMT Small Cap Value Fund
   SIMT Tax-Managed Large Cap Fund
   SIMT Tax-Managed Small Cap Fund

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY                                                        0-35%
   SIT Emerging Markets Equity Fund
   SIT International Equity Fund

REAL ESTATE                                                                 0-20%
   SIMT Real Estate Fund

INVESTMENT GRADE BONDS & MONEY MARKET                                       5-50%
   SDIT Corporate Daily Income Fund
   SLAT Prime Obligation Fund
   STET Intermediate-Term Municipal Fund
   STET Short Duration Municipal Fund
   STET Tax Free Fund

NON-INVESTMENT GRADE BONDS                                                  0-35%
   SIMT High Yield Bond Fund
   SIT Emerging Markets Debt Fund

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities, including municipal securities, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Underlying SEI Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Underlying SEI Fund's investments in REITs or REOCs.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors relative to other non "tax-managed" strategy Funds by investing significant portions of the portfolio in Underlying SEI Funds that invest in municipal bonds and in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

PERFORMANCE INFORMATION

The Fund commenced operations on November 14, 2003. Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS I SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.38%*
--------------------------------------------------------------------------------
Underlying Fund Expenses                                                    0.88%**
================================================================================
  Total Annual Fund Operating Expenses                                      1.36%***
================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds as of March 31, 2004 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund's most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

*** The Fund's total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator, and/or the Fund's distributor are each voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator, and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Tax-Managed Market Growth Strategy Fund -- Class I Shares                   1.23%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                                               1 YEAR    3 YEARS
--------------------------------------------------------------------------------
Tax-Managed Market Growth Strategy Fund -- Class I Shares    $    138   $    431
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth in this prospectus. However, the Funds also may use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund's objective. The Funds will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds' investment objectives and policies, select additional Underlying SEI Funds for investment.

The chart below sets forth the expense ratio, after fee waivers, for each of the Underlying SEI Funds in which the Funds will invest (based on information as of June 30, 2004).


UNDERLYING SEI FUND:                                              EXPENSE RATIO:
--------------------------------------------------------------------------------
SIMT Large Cap Value Fund                                                   0.85%
--------------------------------------------------------------------------------
SIMT Large Cap Growth Fund                                                  0.85%
--------------------------------------------------------------------------------
SIMT Tax-Managed Large Cap Fund                                             0.85%
--------------------------------------------------------------------------------
SIMT Large Cap Disciplined Equity Fund                                       N/A*
--------------------------------------------------------------------------------
SIMT Small/Mid Cap Equity Fund                                               N/A*
--------------------------------------------------------------------------------
SIMT Managed Volatility Fund                                                 N/A*
--------------------------------------------------------------------------------
SIMT Real Estate Fund                                                       1.10%
--------------------------------------------------------------------------------
SIMT Small Cap Value Fund                                                   1.10%
--------------------------------------------------------------------------------
SIMT Small Cap Growth Fund                                                  1.10%
--------------------------------------------------------------------------------
SIMT Tax-Managed Small Cap Fund                                             1.10%
--------------------------------------------------------------------------------
SIT International Equity Fund                                               1.28%
--------------------------------------------------------------------------------
SIT Emerging Markets Equity Fund                                            1.95%
--------------------------------------------------------------------------------
SIMT Core Fixed Income Fund                                                 0.60%
--------------------------------------------------------------------------------
SIMT High Yield Bond Fund                                                   0.85%
--------------------------------------------------------------------------------
SIT Emerging Markets Debt Fund                                              1.35%
--------------------------------------------------------------------------------
SLAT Prime Obligation Fund                                                  0.44%
--------------------------------------------------------------------------------
SDIT Corporate Daily Income Fund                                            0.35%
--------------------------------------------------------------------------------
STET Short Duration Municipal Fund                                          0.60%
--------------------------------------------------------------------------------
STET Intermediate-Term Municipal Fund                                       0.60%
--------------------------------------------------------------------------------
STET Tax Free Fund                                                          0.45%
--------------------------------------------------------------------------------


*The SIMT Large Cap Disciplined Equity, SIMT Small/Mid Cap Equity and SIMT Managed Volatility Funds were not operational as of June 30, 2004.

UNDERLYING U.S. EQUITY FUNDS

SIMT MANAGED VOLATILITY FUND: The SIMT Managed Volatility Fund seeks capital appreciation with less volatility than the broad U.S. equity markets. The Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. SIMC serves as the Adviser to the SIMT Managed Volatility Fund.

SIMT LARGE CAP VALUE FUND: The SIMT Large Cap Value Fund seeks long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in high quality (I.E., above average reinvestment rates) income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Alliance Capital Management L.P.'s investment unit of Sanford C. Bernstein & Co., LLC, Aronson+Johnson+Ortiz, LP, Franklin Portfolio Associates, LLC and LSV Asset Management serve as Sub-Advisers to the SIMT Large Cap Value Fund.

SIMT LARGE CAP GROWTH FUND: The SIMT Large Cap Growth Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Goldman Sachs Asset Management, L.P., McKinley Capital Management Inc., Montag & Caldwell, Inc., Peregrine Capital Management, Inc. and Transamerica Investment Management, LLC serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT TAX-MANAGED LARGE CAP FUND: The SIMT Tax-Managed Large Cap Fund seeks high long-term after-tax returns. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. Aronson+Johnson+Ortiz, LP, Franklin Portfolio Associates, LLC, Goldman Sachs Asset Management, L.P., LSV Asset Management, Montag & Caldwell, Inc., Parametric Portfolio Associates, Peregrine Capital Management, Inc., Alliance Capital Management L.P.'s investment unit of Sanford C. Bernstein & Co., LLC and Transamerica Investment Management, LLC serve as Sub-Advisers to the SIMT Tax-Managed Large Cap Fund.

SIMT LARGE CAP DISCIPLINED EQUITY FUND: The SIMT Large Cap Disciplined Equity Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund invests primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (the S&P 500 Index) (between $881 million and $341 billion as of June 30, 2004). The Fund may also engage in short sales. The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments. The Fund uses a multi-manager approach, relying upon Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Overall, the Fund utilizes one or more Sub-Advisers who rely on rigorous application of proprietary stock analysis, rather than traditional fundamental analysis, to select securities. The Fund may also utilize one or more additional Sub-Advisers who manage in a complementary style with the objective to seek to add value over the S&P 500 Index while maintaining a similar level of volatility to the S&P 500 Index. Analytic Investors Inc., Enhanced Investment Technologies, LLC and Quantitative Management Associates LLC serve as Sub-Advisers to the SIMT Large Cap Disciplined Equity Fund.

SIMT SMALL/MID CAP EQUITY FUND: The SIMT Small/Mid Cap Equity Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund invests primarily in the common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $11 million and $4.6 billion as of June 30, 2004). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. For example, the Sub-Advisers may include both value managers (I.E., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow, or book value), and growth managers (I.E., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Advisors, Inc., Delaware Management Company, Integrity Asset Management, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., Mazama Capital Management, Inc., Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small/Mid Cap Equity Fund.

SIMT SMALL CAP VALUE FUND: The SIMT Small Cap Value Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index or the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Advisors, Inc., David J. Greene and Company, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., Security Capital Research & Management

Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT SMALL CAP GROWTH FUND: The SIMT Small Cap Growth Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index or the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Delaware Management Company, Lee Munder Investments, Ltd., Mazama Capital Management, Inc., McKinley Capital Management Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

SIMT TAX-MANAGED SMALL CAP FUND: The SIMT Tax-Managed Small Cap Fund seeks high long-term after-tax returns. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small companies. The Fund invests primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $11 million and $4.6 billion as of June 30, 2004). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. BlackRock Advisors, Inc., David J. Greene and Company, LLC, Delaware Management Company, LSV Asset Management, Mazama Capital Management, Inc. and McKinley Capital Management Inc., serve as Sub-Advisers to the SIMT Tax-Managed Small Cap Fund.

UNDERLYING INTERNATIONAL EQUITY FUNDS

SIT INTERNATIONAL EQUITY FUND: The SIT International Equity Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in common stocks and other equity securities of issuers located in at least three countries other than the United States. The Fund invests primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Alliance Capital Management L.P., Capital Guardian Trust Company, Fisher Investments, Inc., McKinley Capital Management Inc. and Morgan Stanley Investment Management Inc. and its affiliate, Morgan Stanley Investment Management Limited, serve as Sub-Advisers to the SIT International Equity Fund.

SIT EMERGING MARKETS EQUITY FUND: The SIT Emerging Markets Equity Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of emerging markets issuers. The Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Alliance Capital Management L.P., The Boston Company Asset Management LLC, Citigroup Asset Management Limited, Emerging Markets Management, L.L.C. and Rexiter Capital Management Limited serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.

UNDERLYING REAL ESTATE FUND

SIMT REAL ESTATE FUND: The SIMT Real Estate Fund seeks total return, including current income and capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of real estate companies (E.G., common stocks, rights, warrants, convertible securities and preferred stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs)). The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Real Estate Fund.

UNDERLYING INVESTMENT GRADE BOND & MONEY MARKET FUNDS

SDIT CORPORATE DAILY INCOME FUND: The SDIT Corporate Daily Income Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining liquidity and a correspondingly higher risk of principal volatility. The Fund invests substantially all of its net assets in investment grade obligations of U.S. issuers, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers' acceptances and bank notes of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; and (vi) fully collateralized repurchase agreements involving any of the foregoing obligations. Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. Wellington Management Company, LLP serves as the Adviser to the SDIT Corporate Daily Income Fund.

SIMT CORE FIXED INCOME FUND: The SIMT Core Fixed Income Fund seeks current income and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate will generally have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Aggregate Bond Index (4.77 years as of June 30, 2004). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. BlackRock Advisors, Inc., Metropolitan West Asset Management LLC, Wells Capital Management Inc. and Western Asset Management Company serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

SLAT PRIME OBLIGATION FUND: The SLAT Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income. The Fund invests in: (i) commercial paper (including asset-backed commercial paper) rated in the highest short-term rating category by at least one nationally-recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest short-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements. Banc of America Capital Management, LLC serves as the Sub-Adviser to the SLAT Prime Obligation Fund.

STET INTERMEDIATE-TERM MUNICIPAL FUND: The STET Intermediate-Term Municipal Fund seeks the highest level of income exempt from Federal income tax consistent with the preservation of capital. The Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. Standish Mellon Asset Management Company LLC serves as the Sub-Adviser to the STET Intermediate-Term Municipal Fund.

STET SHORT DURATION MUNICIPAL FUND: The STET Short Duration Municipal Fund seeks a high level of income exempt from Federal income tax consistent with the preservation of capital. The Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain a portfolio duration of three years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities. Weiss, Peck & Greer Investments serves as the Sub-Adviser to the STET Short Duration Municipal Fund.

STET TAX FREE FUND: The STET Tax Free Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. The Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund. Weiss, Peck & Greer Investments serves as the Adviser to the STET Tax Free Fund.

UNDERLYING NON-INVESTMENT GRADE BOND FUNDS

SIMT HIGH YIELD BOND FUND: The SIMT High Yield Bond Fund seeks to maximize total return. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield fixed income securities (junk bonds). The Fund invests primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security. ING Ghent Asset Management LLC, Lincoln Capital Fixed Income Management Company, LLC, Metropolitan West Asset Management LLC and Nomura Corporate Research and Asset Management Inc. serve as Sub-Advisers to the SIMT High Yield Bond Fund.

SIT EMERGING MARKETS DEBT FUND: The SIT Emerging Markets Debt Fund seeks to maximize total return. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities of emerging markets issuers. The Fund invests primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as "junk bonds"). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Ashmore Investment Management Limited and Salomon Brothers Asset Management Inc serve as Sub-Advisers to the SIT Emerging Markets Debt Fund.

ADDITIONAL RISKS OF INVESTING IN THE UNDERLYING SEI FUNDS

The following sections describe some of the additional risks associated with certain of the Underlying SEI Funds.

DERIVATIVES RISK: Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by an Underlying SEI Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for an Underlying SEI Fund to sell a derivative instrument, which could result in difficulty closing the positions, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

EXCHANGE-TRADED FUNDS RISK: A number of the Underlying SEI Funds may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When an Underlying SEI Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

INTERNATIONAL INVESTING RISK: A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and "Brady Bonds" that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;
(ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

JUNK BOND RISK: Certain Underlying SEI Funds invest in bonds rated below investment grade (junk bonds). Junk bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than issuers of investment grade securities to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater than that of investment grade securities since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

MORTGAGE-BACKED SECURITIES RISK: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

NON-DIVERSIFICATION RISK: Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to their investments in those securities.

SHORT SALES RISK: Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale an Underlying SEI Fund must borrow the security to deliver to the buyer. The Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

SMALL CAPITALIZATION RISK: Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies the Underlying SEI Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

INVESTMENT ADVISER

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to each Fund. SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. As of June 30, 2004, SIMC had approximately $59.7 billion in assets under management. As of the fiscal year ended March 31, 2004, SIMC received investment advisory fees, as a percentage of each Fund's net assets, at the annual rate of 0.10% for each Fund.

IN ADDITION TO SERVING AS ADVISER TO THE FUNDS, SIMC IS ADVISER TO MOST OF THE UNDERLYING SEI FUNDS, AND OVERSEES ONE OR MORE SUB-ADVISERS FOR THOSE UNDERLYING SEI FUNDS. SIMC ACTS AS THE MANAGER OF MANAGERS OF THOSE UNDERLYING SEI FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THOSE UNDERLYING SEI FUNDS SINCE IT ALLOCATES EACH UNDERLYING SEI FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES OF THE UNDERLYING SEI FUNDS.

The Funds are managed by a team of investment professionals from SIMC. No one person is primarily responsible for making asset allocation decision recommendations to the team.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class I Shares of the Funds.

The Funds offer Class I Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class I Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (I.E., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m., Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Underlying SEI Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class I Shares for the first time, you must invest at least $100,000 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class I Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class I Shares of any Fund for Class I Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

For Class I Shares, administrative servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that are designated by a Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains (currently at a maximum rate of 15 percent). Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is treated the same as a sale.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of each Fund. The Class I Shares were previously designated as Class D Shares. On June 17, 2004, the Board of Trustees voted to rename the Class D Shares to Class I Shares. This information is intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of a Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI ASSET ALLOCATION TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MARCH 31,


                                                                   NET
                                                                 REALIZED
                                                                    AND
                                                                UNREALIZED                            DISTRIBUTIONS
                                     NET ASSET                     GAINS                   DIVIDENDS       FROM          TOTAL
                                      VALUE,         NET          (LOSSES)       TOTAL     FROM NET      REALIZED      DIVIDENDS
                                     BEGINNING    INVESTMENT         ON          FROM     INVESTMENT     CAPITAL          AND
                                     OF PERIOD      INCOME       SECURITIES   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
DEFENSIVE STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.00  $       0.16* $        0.14* $     0.30  $       --  $          --  $          --
----------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED DEFENSIVE STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.00  $       0.16* $        0.07* $     0.23  $       --  $          --  $          --
----------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.00  $       0.16* $        0.30* $     0.46  $       --  $          --  $          --
----------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED CONSERVATIVE STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.00  $       0.08* $        0.31* $     0.39  $       --  $          --  $          --
----------------------------------------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.00  $       0.15* $        0.58* $     0.73  $       --  $          --  $          --
----------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED MODERATE STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.00  $       0.10* $        0.46* $     0.56  $       --  $          --  $          --
----------------------------------------------------------------------------------------------------------------------------------

                                                                               RATIO OF                  RATIO OF
                                                                                  NET      RATIO OF      EXPENSES
                                                                               EXPENSES       NET       TO AVERAGE
                                     NET ASSET                   NET ASSETS       TO      INVESTMENT    NET ASSETS
                                      VALUE,                       END OF       AVERAGE     INCOME      (EXCLUDING      PORTFOLIO
                                      END OF         TOTAL         PERIOD         NET     TO AVERAGE    WAIVERS AND      TURNOVER
                                      PERIOD        RETURN+     ($THOUSANDS)   ASSETS**   NET ASSETS  REIMBURSEMENT)**     RATE
----------------------------------------------------------------------------------------------------------------------------------
DEFENSIVE STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.30      3.00%     $          --     0.10%       3.78%         4.04%            1%
----------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED DEFENSIVE STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.23      2.30%     $          --     0.10%       5.38%         8.27%            5%
----------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.46      4.60%     $          --     0.10%       3.44%         2.69%            4%
----------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED CONSERVATIVE STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.39      3.90%     $          --     0.10%       3.03%         2.27%           --%
----------------------------------------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.73      7.30%     $          --     0.10%       3.54%         1.64%            4%
----------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED MODERATE STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.56      5.60%     $          --     0.10%       3.94%         4.71%            1%
----------------------------------------------------------------------------------------------------------------------------------

                                                                   NET
                                                                 REALIZED
                                                                    AND
                                                                UNREALIZED                            DISTRIBUTIONS
                                     NET ASSET                     GAINS                   DIVIDENDS       FROM          TOTAL
                                      VALUE,         NET          (LOSSES)       TOTAL     FROM NET      REALIZED      DIVIDENDS
                                     BEGINNING    INVESTMENT         ON          FROM     INVESTMENT     CAPITAL          AND
                                     OF PERIOD      INCOME       SECURITIES   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.00  $       0.18* $       0.69*  $     0.87  $       --  $          --  $          --
----------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED AGGRESSIVE STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.00  $       0.12* $       0.76*  $     0.88  $       --  $          --  $          --
----------------------------------------------------------------------------------------------------------------------------------
CORE MARKET STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.00  $       0.16* $       0.46*  $     0.62  $       --  $          --  $          --
----------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED CORE MARKET STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.00  $       0.99* $      (0.35)* $     0.64  $       --  $          --  $          --
----------------------------------------------------------------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.00  $       0.17* $       0.41*  $     0.58  $       --  $          --  $          --
----------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED MARKET GROWTH STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.00  $       0.08* $       0.57*  $     0.65  $       --  $          --  $          --
----------------------------------------------------------------------------------------------------------------------------------

                                                                               RATIO OF                  RATIO OF
                                                                                  NET      RATIO OF      EXPENSES
                                                                               EXPENSES       NET       TO AVERAGE
                                     NET ASSET                   NET ASSETS       TO      INVESTMENT    NET ASSETS
                                      VALUE,                       END OF       AVERAGE     INCOME      (EXCLUDING      PORTFOLIO
                                      END OF         TOTAL         PERIOD         NET     TO AVERAGE    WAIVERS AND      TURNOVER
                                      PERIOD        RETURN+     ($THOUSANDS)   ASSETS**   NET ASSETS  REIMBURSEMENT)**     RATE
----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.87      8.70%     $         --      0.10%       2.18%          2.24%           2%
----------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED AGGRESSIVE STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.88      8.80%     $         --      0.10%       1.39%          2.16%          44%
----------------------------------------------------------------------------------------------------------------------------------
CORE MARKET STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.62      6.20%     $         --      0.10%       2.87%          2.54%           6%
----------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED CORE MARKET STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.64      6.40%     $         --      0.10%      23.19%         64.00%          --%
----------------------------------------------------------------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.58      5.80%     $         --      0.10%       2.02%          1.55%          13%
----------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED MARKET GROWTH STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS D++
----------------------------------------------------------------------------------------------------------------------------------
  2004(1)                          $      10.65      6.50%     $         --      0.10%       1.48%          0.87%           1%
----------------------------------------------------------------------------------------------------------------------------------


(1) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ On June 17, 2004 the Board of Trustees approved the renaming of the Class D shares to Class I shares.

* Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as "--" are $0 or have been rounded to $0.

NOTES:

[SEI INVESTMENTS LOGO]


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2004 includes detailed information about SEI Asset Allocation Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Asset Allocation Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Asset Allocation Trust's Investment Company Act registration number is 811-7445.

SEI-F-122 (7/04)

                           SEI ASSET ALLOCATION TRUST

Investment Adviser:

   SEI Investments Management Corporation

Administrator:

   SEI Investments Fund Management

Distributor:

   SEI Investments Distribution Co.

     This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the Trust, and should be read in conjunction with the Trust's Class A, Class D and Class I Shares Prospectuses for the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds, and the Class A and Class I Shares Prospectuses for the Defensive Strategy, Tax-Managed Defensive Strategy, Conservative Strategy, Tax-Managed Conservative Strategy, Moderate Strategy, Tax-Managed Moderate Strategy, Aggressive Strategy, Tax-Managed Aggressive Strategy, Core Market Strategy, Tax-Managed Core Market Strategy, Market Growth Strategy and Tax-Managed Market Growth Strategy Funds, each dated July 31, 2004. A Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., at Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

     The Trust's financial statements for the fiscal year ended March 31, 2004, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are incorporated by reference. A copy of the 2004 Annual Report must accompany the delivery of this Statement of Additional Information.


July 31, 2004

                                TABLE OF CONTENTS

THE TRUST                                                                                  S-2
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS                                            S-2
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS OF THE
     UNDERLYING SEI FUNDS                                                                  S-7
     American Depositary Receipts                                                          S-7
     Asset-Backed Securities                                                               S-7
     Brady Bonds                                                                           S-8
     Commercial Paper                                                                      S-9
     Construction Loans                                                                    S-9
     Demand Instruments                                                                    S-9
     Equity-Linked Warrants                                                               S-10
     Equity Securities                                                                    S-10
     Fixed Income Securities                                                              S-11
     Foreign Securities                                                                   S-13
     Forward Foreign Currency Contracts                                                   S-14
     Futures and Options on Futures                                                       S-15
     High Yield Foreign Sovereign Debt Securities                                         S-16
     Illiquid Securities                                                                  S-17
     Investment Companies                                                                 S-17
     Mortgage-Backed Securities                                                           S-18
     Municipal Securities                                                                 S-21
     Non-Diversification                                                                  S-22
     Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks      S-22
     Options                                                                              S-22
     Pay-in-Kind Bonds                                                                    S-24
     Privatizations                                                                       S-24
     Receipts                                                                             S-24
     REITs                                                                                S-24
     Repurchase Agreements                                                                S-25
     Restricted Securities                                                                S-25
     Securities Lending                                                                   S-25
     Short-Sales                                                                          S-26
     Structured Securities                                                                S-26
     Swaps, Caps, Floors, Collars and Swaptions                                           S-27
     U.S. Government Securities                                                           S-29
     Variable and Floating Rate Instruments                                               S-29
     When-Issued and Delayed Delivery Securities                                          S-29
     Yankee Obligations                                                                   S-30
     Zero Coupon Securities                                                               S-30
INVESTMENT LIMITATIONS OF THE FUNDS                                                       S-31
INVESTMENT LIMITATIONS OF THE UNDERLYING SEI FUNDS                                        S-32
THE ADMINISTRATOR AND TRANSFER AGENT TO THE FUNDS                                         S-40
THE INVESTMENT ADVISER TO THE FUNDS                                                       S-41
THE ADVISERS AND SUB-ADVISERS TO THE UNDERLYING SEI FUNDS                                 S-42
MANAGERS OF THE UNDERLYING SEI FUNDS                                                      S-43
DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING                          S-52
TRUSTEES AND OFFICERS OF THE TRUST                                                        S-53
PROXY VOTING POLICIES AND PROCEDURES                                                      S-58
PURCHASE AND REDEMPTION OF SHARES                                                         S-59
SHAREHOLDER SERVICES                                                                      S-62
TAXES                                                                                     S-62
PORTFOLIO TRANSACTIONS                                                                    S-65
DESCRIPTION OF SHARES                                                                     S-67
LIMITATION OF TRUSTEES' LIABILITY                                                         S-68
CODE OF ETHICS                                                                            S-68
VOTING                                                                                    S-68
SHAREHOLDER LIABILITY                                                                     S-68
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                                       S-68
CUSTODIAN                                                                                 S-86
EXPERTS                                                                                   S-86
LEGAL COUNSEL                                                                             S-86
APPENDIX A-DESCRIPTION OF RATINGS                                                          A-1


July 31, 2004

                                    THE TRUST

     SEI Asset Allocation Trust (the "Trust") is an open-end management investment company that currently consists of the following nineteen separate investment portfolios (each a "Fund" and, together, the "Funds"): Diversified Conservative Income Fund; Diversified Conservative Fund; Diversified Global Moderate Growth Fund; Diversified Moderate Growth Fund; Diversified Global Growth Fund; Diversified Global Stock Fund; Diversified U.S. Stock Fund; Defensive Strategy Fund; Tax-Managed Defensive Strategy Fund; Conservative Strategy Fund; Tax-Managed Conservative Strategy Fund; Moderate Strategy Fund; Tax-Managed Moderate Strategy Fund; Aggressive Strategy Fund; Tax-Managed Aggressive Strategy Fund; Core Market Strategy Fund; Tax-Managed Core Market Strategy Fund; Market Growth Strategy Fund; and Tax-Managed Market Growth Strategy Fund. The Funds invest in shares of certain portfolios (the "Underlying SEI Funds") of: SEI Liquid Asset Trust ("SLAT"), SEI Institutional Managed Trust ("SIMT") and SEI Institutional International Trust ("SIT"), which are managed by SEI Investments Management Corporation ("SIMC"), the Trust's investment adviser; SEI Tax Exempt Trust ("STET"), which are managed by SIMC or Weiss, Peck & Greer Investments; and SEI Daily Income Trust ("SDIT"), which are managed by SIMC or Wellington Management Company, LLC; (together, SDIT, SLAT, SIMT, SIT and STET are the "Underlying Trusts"). The Funds may invest in the following Underlying SEI Funds: SIMT Managed Volatility Fund; SIMT Large Cap Growth Fund; SIMT Large Cap Value Fund; SIMT Tax-Managed Large Cap Fund; SIMT Large Cap Disciplined Equity Fund; SIMT Small/Mid Cap Equity Fund; SIMT Small Cap Growth Fund; SIMT Small Cap Value Fund; SIMT Tax-Managed Small Cap Fund; SIT International Equity Fund; SIT Emerging Markets Equity Fund; SIMT Real Estate Fund; SDIT Corporate Daily Income Fund; SIMT Core Fixed Income Fund; SLAT Prime Obligation Fund; STET Intermediate-Term Municipal Fund; STET Short Duration Municipal Fund; STET Tax Free Fund; SIMT High Yield Bond Fund; SIT International Fixed Income Fund; and SIT Emerging Markets Debt Fund.

     The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 20, 1995. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Shareholders may purchase shares in each Fund through three separate classes of shares: Class A Shares, Class D Shares, and Class I Shares, which provide for variations in distribution, shareholder servicing and administrative servicing plans, transfer agent costs, voting rights and dividends. Additional information pertaining to the Trust may be obtained by writing to SEI Investments Fund Management, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

     All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities of that Fund. Except for differences between the Class A Shares, Class D Shares and Class I Shares pertaining to distribution, shareholder servicing and administrative servicing fees, voting rights, dividends and transfer agent expenses, each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund.

     The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

     DIVERSIFIED CONSERVATIVE INCOME FUND--The investment objective of the Diversified Conservative Income Fund is to provide current income and an opportunity for capital appreciation through limited participation in the domestic equity markets.

     At least 50% of the Fund's assets will be invested in an Underlying SEI Fund that invests primarily in investment grade U.S. fixed income securities, including mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. common stocks.

     DIVERSIFIED CONSERVATIVE FUND--The investment objective of the Diversified Conservative Fund is to provide current income and an opportunity for capital appreciation through limited participation in the domestic and international equity markets.

     At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including asset- and mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks.

     DIVERSIFIED GLOBAL MODERATE GROWTH FUND--The investment objective of the Diversified Global Moderate Growth Fund is long-term capital appreciation through participation in the domestic and global equity markets with a limited level of current income.

     At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities.

     DIVERSIFIED MODERATE GROWTH FUND--The investment objective of the Diversified Moderate Growth Fund is long-term capital appreciation with a limited level of current income.

     At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities. The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities.

     DIVERSIFIED GLOBAL GROWTH FUND--The investment objective of the Diversified Global Growth Fund is to provide long-term capital appreciation. Current income is a secondary consideration.

     At least 45% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 5% of its assets in Underlying SEI Funds that invest primarily in U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities.

     DIVERSIFIED GLOBAL STOCK FUND--The investment objective of the Diversified Global Stock Fund is to provide long-term capital appreciation through a diversified global equity strategy.

     At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers.

     DIVERSIFIED U.S. STOCK FUND--The investment objective of the Diversified U.S. Stock Fund is to provide long-term capital appreciation through a diversified domestic equity strategy. Current income is an incidental consideration.

     At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. common stocks and other equity securities.

     To assist investors in comparing the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds, the following chart reflects the potential level of income, level of growth and level of principal risk for each of the Funds.

               Diversified                      Diversified     Diversified    Diversified     Diversified      Diversified
               Conservative     Diversified       Global          Moderate        Global          Global            U.S.
                 Income        Conservative       Moderate         Growth         Growth           Stock           Stock
                  Fund             Fund         Growth Fund        Fund           Fund             Fund            Fund
Level of
 Income      medium to high       medium          medium           medium      low to medium        low              low
Level of
 Growth      low to medium     low to medium      medium           medium      medium to high       high             high
Level of
 Principal
 Risk           medium            medium          medium           medium          high          medium to high    medium to high

     DEFENSIVE STRATEGY FUND--The investment objective of the Defensive Strategy Fund is to manage risk of loss while providing current income and opportunity for limited capital appreciation.

     The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies.

     TAX-MANAGED DEFENSIVE STRATEGY FUND--The investment objective of the Tax-Managed Defensive Strategy Fund is to manage risk of loss while providing current income and opportunity for limited capital appreciation.

     The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies.

     CONSERVATIVE STRATEGY FUND--The investment objective of the Conservative Strategy Fund is to manage risk of loss while providing the opportunity for modest capital appreciation.

     The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies.

     TAX-MANAGED CONSERVATIVE STRATEGY FUND--The investment objective of the Tax-Managed Conservative Strategy Fund is to manage risk of loss while providing the opportunity for modest capital appreciation.

     The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies.

     MODERATE STRATEGY FUND--The investment objective of the Moderate Strategy Fund is capital appreciation, while minimizing the risk of loss.

     The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

     TAX-MANAGED MODERATE STRATEGY FUND--The investment objective of the Tax-Managed Moderate Strategy Fund is capital appreciation, while managing the risk of loss.

     The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

     AGGRESSIVE STRATEGY FUND--The investment objective of the Aggressive Strategy Fund is long-term capital appreciation.

     The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality, and securities of real estate companies.

     TAX-MANAGED AGGRESSIVE STRATEGY FUND--The investment objective of the Tax-Managed Aggressive Strategy Fund is long-term capital appreciation.

     The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality, and securities of real estate companies.

     CORE MARKET STRATEGY FUND--The investment objective of the Core Market Strategy Fund is capital appreciation while maintaining broad equity and fixed income market participation.

     The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

     TAX-MANAGED CORE MARKET STRATEGY FUND--The investment objective of the Tax-Managed Core Market Strategy Fund is capital appreciation while maintaining broad equity and fixed income market participation.

     The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

     MARKET GROWTH STRATEGY FUND--The investment objective of the Market Growth Strategy Fund is capital appreciation while maintaining broad equity and fixed income market participation.

     The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

     TAX-MANAGED MARKET GROWTH STRATEGY FUND--The investment objective of the Tax-Managed Market Growth Strategy Fund is capital appreciation while maintaining broad equity and fixed income market participation.

     The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including municipal securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

                    GENERAL INVESTMENT POLICIES OF THE FUNDS

     The Funds seek to achieve their investment objectives by purchasing shares of the Underlying SEI Funds within the strategies set forth above for each asset class. The Underlying Funds are part of the same group of investment companies as the Funds.

     The Securities and Exchange Commission ("SEC") issued an exemptive order to the Trust dated December 20, 1995 (the "SEC Order"), which permits the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds to acquire up to 100% of the Shares of any of the Underlying SEI Funds under certain conditions. The Defensive Strategy, Tax-Managed Defensive Strategy, Conservative Strategy, Tax-Managed Conservative Strategy, Moderate Strategy, Tax-Managed Moderate Strategy, Aggressive Strategy, Tax-Managed Aggressive Strategy, Core Market Strategy, Tax-Managed Core Market Strategy, Market Growth Strategy and Tax-Managed Market Growth Strategy Funds, in accordance with Section 12(G)(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), may acquire up to 100% of the shares of any of the Underlying
SEI Funds, as well as investing in government securities and short-term paper.

     In addition to its own expenses, each Fund will indirectly bear its proportionate share of the operating expenses, including advisory fees, of the Underlying SEI Funds in which it invests.

     In addition to purchasing shares of the Underlying SEI Funds, the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds may use futures contracts and options in order to remain effectively fully invested in proportions consistent with SIMC's current asset allocation strategy in an efficient and cost effective manner. Specifically, each of these Funds may enter into futures contracts and options thereon provided that the aggregate deposits required on these contracts do not exceed 5% of the Fund's total assets. Each of these Funds may also lend its securities to qualified borrowers.

     In order to meet liquidity needs, or for temporary defensive purposes, the Funds may purchase money market securities or other short-term debt instruments rated in one of the top two categories by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase or, if not rated, determined to be of comparable quality by SIMC. To the extent that a Fund is engaged in temporary defensive investing, it will not be pursuing its investment objective. See "Description of Permitted Investments and Risk Factors of the Underlying SEI Funds."

                            RISK FACTORS OF THE FUNDS

     Prospective investors in the Funds should consider the following risk factors:

     - Any investment in a mutual fund involves risk and, although the Funds invest in a number of Underlying SEI Funds, this practice does not eliminate investment risk;

     - Under certain circumstances, an Underlying SEI Fund may determine to make payment of a redemption request by a Fund wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the SEC. In such cases, the Funds may hold securities distributed by an Underlying SEI Fund until SIMC determines that it is appropriate to dispose of such securities and it will incur transaction costs when it does so;

     - Certain Underlying SEI Funds may: (i) invest a portion of their assets in foreign securities, including securities issued by emerging market issuers; (ii) enter into forward currency transactions; (iii) lend their portfolio securities; (iv) enter into stock and bond index, interest rate and currency futures contracts, and options on such contracts; (v) engage in other types of options transactions; (vi) make short sales; (vii) purchase zero coupon and payment-in-kind bonds; and
        (viii) engage in various other investment practices.

     - Certain Funds can invest a portion of their assets in the SIMT High Yield Bond Fund. As a result, these Funds will be subject to the risks associated with high yield investing;

     - Certain Funds invest at least 10% and can invest as much as 30% of their assets in the SIT International Fixed Income and SIT Emerging Markets Debt Funds, which invest primarily in foreign fixed-income securities, including securities issued by emerging market issuers. Certain other Funds invest at least 20% and can invest as much as 50% of their assets in Underlying SEI Funds that invest primarily in foreign equity securities. These investments will subject the Funds to risks associated with investing in foreign securities; and

     - The officers and Trustees of the Trust also serve as officers and Trustees of the Underlying Trusts. In addition, SIMC, the adviser to each Fund, serves as investment adviser to the Underlying SEI Funds, except for the SDIT Corporate Daily Income Fund and the STET Tax Free Fund. Conflicts may arise as these persons seek to fulfill their fiduciary responsibilities to the Funds and the Underlying SEI Funds.

     Further information about these investment policies and practices and their risks can be found under "Investment Limitations of the Underlying SEI Funds" and "Description of Permitted Investments and Risk Factors of the Underlying SEI Funds" in this Statement of Additional Information.

              DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS
                           OF THE UNDERLYING SEI FUNDS

     The following are descriptions of the permitted investments and investment practices of the Underlying SEI Funds and the associated risk factors. Each of the Underlying SEI Funds may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the Underlying SEI Fund's adviser or sub-adviser, as applicable, such investment will be advantageous to the Underlying SEI Fund. The Underlying SEI Funds are free to reduce or eliminate their activity in any of these areas. An Underlying SEI Fund's adviser or sub-adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Underlying SEI Fund's stated investment policies.

     AMERICAN DEPOSITARY RECEIPTS--American Depositary Receipts ("ADRs"), as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

     Investments in the securities of foreign issuers may subject an Underlying SEI Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

     ASSET-BACKED SECURITIES--Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.
Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

     Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

     Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with the mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders. There may be a limited secondary market for such securities.

     BRADY BONDS--Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with a debt restructuring. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. In addition, they are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. Brady Bonds may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar denominated) and they are actively traded in the over-the-counter secondary market. U.S. dollar denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Certain interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is typically equal to between 12 and 18 months of rolling interest payments or, in the case of floating rate bonds, initially is typically equal to between 12 and 18 months rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter with the balance of interest accruals in each case being uncollateralized. Payment of interest and (except in the case of principal collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

     Based upon current market conditions, an Underlying SEI Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payment. However, in light of the residual risk of Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A substantial portion of the Brady Bonds and other sovereign debt securities in which the SIT Emerging Markets Debt Fund invests are likely to be acquired at a discount, which involves certain additional considerations.

     Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions.

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These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which an Underlying SEI Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Underlying SEI Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

     COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few up to 270 days.

     CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association ("GNMA") insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

     Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

     Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

     DEMAND INSTRUMENTS--Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities."

     EQUITY-LINKED WARRANTS--Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

     Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar denominated and priced daily on several international stock exchanges.

     There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker (but the advisers or sub-advisers, as applicable, of the Underlying SEI Funds select to mitigate this risk by only purchasing from issuers with high credit rating (AA or better)). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, an Underlying SEI Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

     EQUITY SECURITIES--Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which an Underlying SEI Fund invests will cause the net asset value of the Underlying SEI Fund to fluctuate. The Underlying SEI Funds purchase equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the United States on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

     COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

     PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

     WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

     CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by an Underlying SEI Fund is called for redemption or conversion, the Underlying SEI Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

     SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

     FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income investments in which an Underlying SEI Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect an Underlying SEI Fund's net asset value.

     There are no restrictions on the average maturity of the SIT Emerging Markets Debt Fund or on the maturity of any single instrument held by any Underlying SEI Fund. Maturities may vary widely depending on an Underlying SEI Fund's adviser's or sub-adviser's, as applicable, assessment of interest rate trends and other economic and market factors.

     Securities held by an Underlying SEI Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of an Underlying SEI Fund's shares.

     There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

     Additional information regarding fixed income securities is described below:

     DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

     INVESTMENT GRADE FIXED INCOME SECURITIES. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by an Underlying SEI Fund's adviser or a sub-adviser, as applicable. See "Appendix A--Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represents the NRSRO's opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities the NRSRO undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by an Underlying SEI Fund is downgraded, the adviser or a sub-adviser, as applicable, will review the situation and take appropriate action with regard to the security.

     LOWER RATED SECURITIES. Lower rated bonds are commonly referred to as "junk bonds" or high yield/high risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

     Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., junk bonds or high yield/high risk) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

     Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, an Underlying SEI Fund's adviser or a sub-adviser, as applicable, could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, an Underlying SEI Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Underlying SEI Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

     Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, an Underlying SEI Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If an Underlying SEI Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Underlying SEI Fund's investment portfolio and increasing the exposure of the Underlying SEI Fund to the risks of high yield securities.

     The SIMT High Yield Bond Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P, and may invest in unrated securities that are of comparable quality as "junk bonds," subject to the restriction in its Prospectus. The SIT Emerging Markets Debt Fund may invest in securities with the lowest available rating.

     GROWTH OF HIGH YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, an Underlying SEI Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and an Underlying SEI Fund's net asset value.

     PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, an Underlying SEI Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of an Underlying SEI Fund's assets. If an Underlying SEI Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Underlying SEI Fund's rate of return.

     LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may affect adversely an Underlying SEI Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

     TAXES. An Underlying SEI Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by an Underlying SEI Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by an Underlying SEI Fund in a taxable year may not be represented by cash income, the Underlying SEI Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

     FOREIGN SECURITIES--Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject an Underlying SEI Fund to investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization, or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

     The value of an Underlying SEI Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and an Underlying SEI Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by an Underlying SEI Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

     An Underlying SEI Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

     In addition to the risks of investing in emerging market country debt securities, an Underlying SEI Fund's investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. An Underlying SEI Fund may have limited recourse in the event of default on such debt instruments.

     FORWARD FOREIGN CURRENCY CONTRACTS--A forward currency contract involves a negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     The Underlying SEI Funds may use currency instruments to engage in the following types of currency transactions:

     TRANSACTION HEDGING. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of an Underlying SEI Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. An Underlying SEI Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. An Underlying SEI Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

     POSITION HEDGING. An Underlying SEI Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency ("Position Hedging"). An Underlying SEI Fund may use Position Hedging when its adviser or a sub-adviser, as applicable, reasonably believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar. An Underlying SEI Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

     CROSS HEDGES. An Underlying SEI Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Underlying SEI Fund has or in which the Underlying SEI Fund expects to have portfolio exposure.

     PROXY HEDGES. An Underlying SEI Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which an Underlying SEI Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of an Underlying SEI Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Underlying SEI Fund's securities denominated in linked currencies.

     RISKS. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to an Underlying SEI Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that an Underlying SEI Fund is engaging in proxy hedging. If an Underlying SEI Fund enters into a currency hedging transaction, the Underlying SEI Fund will "cover" its position as required by the 1940 Act.

     Currency transactions are subject to certain risks that are different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to an Underlying SEI Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

     An Underlying SEI Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above.

     FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

     An Underlying SEI Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Underlying SEI Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity

Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. An Underlying SEI Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which an Underlying SEI Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

     When an Underlying SEI Fund purchases or sells a futures contract, or sells an option thereon, the Underlying SEI Fund must "cover" its position as required by the 1940 Act. An Underlying SEI Fund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Underlying SEI Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. An Underlying SEI Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. An Underlying SEI Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

     An Underlying SEI Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Underlying SEI Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. An Underlying SEI Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. An Underlying SEI Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Underlying SEI Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. An Underlying SEI Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

     There are significant risks associated with an Underlying SEI Fund's use of futures contracts and options on futures, including the following: (1) the success of a hedging strategy may depend on the Underlying SEI Fund's adviser's or sub-adviser's, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by an Underlying SEI Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options. In addition, some strategies reduce an Underlying SEI Fund's exposure to price fluctuations, while others tend to increase its market exposure.

     HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES--Investing in fixed and floating rate high yield foreign sovereign debt securities will expose an Underlying SEI Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which certain Underlying SEI Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty

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and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

     ILLIQUID SECURITIES--Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Underlying SEI Funds' Board of Trustees. Despite such good faith efforts to determine fair value prices, an Underlying SEI Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Underlying SEI Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Underlying SEI Fund. Under the supervision of the Underlying SEI Funds' Board of Trustees, the Underlying SEI Funds' advisers or sub-advisers, as applicable, determine the liquidity of the Underlying SEI Funds' investments. In determining the liquidity of an Underlying SEI Fund's investments, the Underlying SEI Fund's adviser or sub-adviser, as applicable, may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

     The adviser and sub-advisers of the SIT Emerging Markets Equity Fund believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the SIT Emerging Markets Equity Fund's capital appreciation potential. Investments in special situations may be illiquid, as determined by the SIT Emerging Markets Equity Fund's adviser and sub-advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the SIT Emerging Markets Equity Fund's investment in them will be consistent with its investment policy.

     INVESTMENT COMPANIES--Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

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     Federal securities laws limit the extent to which a fund can invest in securities of other investment companies. Generally, an Underlying SEI Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Underlying SEI Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Underlying SEI Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Underlying SEI Fund. The Underlying Trusts and SIMC have obtained an order from the SEC that permits the Underlying SEI Funds to invest their uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. In addition, pursuant to an order issued by the SEC, certain Underlying SEI Funds may invest in iShares Exchange Traded Funds in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act., provided that the Underlying SEI Fund has described Exchange Traded Fund ("ETF") investments in its Prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations. An Underlying SEI Fund may invest in investment companies managed by its adviser or a sub-adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

     The Underlying SEI Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

     Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. An Underlying SEI Fund may also incur tax liability and be subject to special tax rules to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company" under the Code.

     Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act.

     EXCHANGE TRADED FUNDS. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

     MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages. Mortgage-backed securities are described in more detail below:

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some

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CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

     STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

     GOVERNMENT PASS-THROUGH SECURITIES. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae, and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae.

     The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

     Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available

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from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

     PRIVATE PASS-THROUGH SECURITIES. Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

     COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

     REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

     ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

     PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

     PFANDBRIEFE. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

     MORTGAGE DOLLAR ROLLS. Mortgage "dollar rolls" or "covered rolls," are transactions in which an Underlying SEI Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, an Underlying SEI Fund foregoes principal and interest paid on such securities.

An Underlying SEI Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, an Underlying SEI Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Underlying SEI Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom an Underlying SEI Fund sells the security becomes insolvent, the Underlying SEI Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security an Underlying SEI Fund is required to repurchase may be worth less than the security that the Underlying SEI Fund originally held. To avoid senior security concerns, an Underlying SEI Fund will "cover" any mortgage dollar roll as required by the 1940 Act.

     ESTIMATED AVERAGE LIFE. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

     MUNICIPAL SECURITIES--Municipal Securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

     MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. An Underlying SEI Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     MUNICIPAL LEASES. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years.

Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Underlying SEI Funds' Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided above under the section "Illiquid Securities."

     MUNICIPAL NOTES. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

     NON-DIVERSIFICATION--The SIT International Fixed Income, SIT Emerging Markets Debt and SIMT Real Estate Funds are non-diversified investment companies, as defined in the 1940 Act, which means that a relatively high percentage of their assets may be invested in the obligations of a limited number of issuers. The value of shares of the SIT International Fixed Income, SIT Emerging Markets Debt and SIMT Real Estate Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The SIT International Fixed Income, SIT Emerging Markets Debt and SIMT Real Estate Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the SIT International Fixed Income, SIT Emerging Markets Debt and SIMT Real Estate Funds be diversified (I.E., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

     OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S.
BANKS--The Underlying SEI Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by an Underlying SEI Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

     BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

     CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

     TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

     OPTIONS--An Underlying SEI Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

     An Underlying SEI Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by an Underlying SEI Fund will be "covered" as required by the 1940 Act.

     Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

     The Underlying SEI Funds may trade put and call options on securities, securities indices and currencies, as the adviser or sub-adviser, as applicable, determines is appropriate in seeking an Underlying SEI Fund's investment objective, and except as restricted by each Underlying SEI Fund's investment limitations. See "Investment Limitations."

     The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, an Underlying SEI Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If an Underlying SEI Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Underlying SEI Fund delivers the security upon exercise.

     An Underlying SEI Fund may purchase put and call options for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Underlying SEI Fund may seek to purchase in the future. An Underlying SEI Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Underlying SEI Fund, loss of the premium paid may be offset by an increase in the value of the Underlying SEI Fund's securities or by a decrease in the cost of acquisition of securities by the Underlying SEI Fund.

     An Underlying SEI Fund may write (I.E., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When an Underlying SEI Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Underlying SEI Fund will realize as profit the premium received for such option. When a call option of which an Underlying SEI Fund is the writer is exercised, the Underlying SEI Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which an Underlying SEI Fund is the writer is exercised, the Underlying SEI Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

     An Underlying SEI Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

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     The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

     RISKS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while an Underlying SEI Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

     PAY-IN-KIND BONDS--Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

     PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which an Underlying SEI Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

     RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts, while TRs and STRIPS (see "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by an Underlying SEI Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because the original issue discount earned by an Underlying SEI Fund in a taxable year may not be represented by cash income, the Underlying SEI Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

     REITs--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through an Underlying SEI Fund, shareholders will bear not only the proportionate share of the expenses of the Underlying SEI Fund, but also, indirectly, similar expenses of underlying REITs.

     An Underlying SEI Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

     REPURCHASE AGREEMENTS--A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. An Underlying SEI Fund may enter into repurchase agreements with financial institutions. Each Underlying SEI Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the Underlying SEI Fund's adviser or sub-adviser, as applicable. The repurchase agreements entered into by an Underlying SEI Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The Underlying SEI Fund's adviser or sub-adviser, as applicable, monitors compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by an Underlying SEI Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, an Underlying SEI Fund will seek to liquidate such collateral. However, the exercising of each Underlying SEI Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Underlying SEI Fund could suffer a loss. The investments of each of the Underlying SEI Funds in repurchase agreements, at times, may be substantial when, in the view of the Underlying SEI Fund's adviser or sub-adviser, as applicable, liquidity or other considerations so warrant.

     RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for the Underlying SEI Funds include restricted securities. An Underlying SEI Fund's restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to the Underlying SEI Fund's limitation on investing in illiquid securities. The determination of whether a restricted security is illiquid is to be made by the Underlying SEI Funds' adviser or sub-adviser, as applicable, pursuant to guidelines adopted by the Underlying SEI Funds' Board of Trustees. Under these guidelines, the particular adviser or sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the adviser or sub-adviser, as applicable, intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

     SECURITIES LENDING--Certain Funds and certain Underlying SEI Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's or Underlying SEI Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund or Underlying SEI Fund (including the loan collateral). No Fund or Underlying SEI Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund or Underlying SEI Fund, as applicable.

     A Fund or Underlying SEI Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's or Underlying SEI Fund's securities lending agent, respectively.

     By lending its securities, a Fund or Underlying SEI Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund and each Underlying SEI Fund will adhere to the following conditions whenever their portfolio securities are loaned: (i) the Fund and the Underlying SEI Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund and the Underlying SEI Fund must be able to terminate the loan on demand; (iv) the Fund and the Underlying SEI Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund and the Underlying SEI Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund and the Underlying SEI Fund, as applicable, must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's and an Underlying SEI Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

     SHORT SALES--Short sales may be used by an Underlying SEI Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. An Underlying SEI Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if, at all times during which the short position is open, the Underlying SEI Fund owns at least an equal amount of the securities, or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Underlying SEI Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Underlying SEI Fund sells a security it does not own. To complete such a transaction, the Underlying SEI Fund must borrow the security to make delivery to the buyer. The Underlying SEI Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Underlying SEI Fund. Until the security is replaced, the Underlying SEI Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Underlying Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     Until the Underlying SEI Fund closes its short position or replaces the borrowed security, the Underlying SEI Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise "cover" the Underlying SEI Fund's short position as required by the 1940 Act.

     STRUCTURED SECURITIES--The SIT Emerging Markets Debt Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities of the type in which the SIT Emerging Markets Debt Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The SIT Emerging Markets Debt Fund is permitted to invest in a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the SIT Emerging Markets Debt Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

     SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS--Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

     A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

     An Underlying SEI Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, an Underlying SEI Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Underlying SEI Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

     Certain Underlying SEI Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If an Underlying SEI Fund is a buyer and no event of default occurs, the Underlying SEI Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Underlying SEI Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, an Underlying SEI Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Underlying SEI Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Underlying SEI Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Underlying SEI Fund. Credit default swaps involve different risks than if an Underlying SEI Fund invests in the underlying directly.

     Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. An Underlying SEI Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

     Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

     Generally, an Underlying SEI Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, an Underlying SEI Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). An Underlying SEI Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Underlying SEI Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Underlying SEI Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Underlying SEI Fund's total assets.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

     Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from an Underlying SEI Fund. This is true whether these derivative products are used to create additional risk exposure for an Underlying SEI Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement an Underlying SEI Fund is obligated to make a payment to the counterparty, the Underlying SEI Fund must be prepared to make the payment when due. An Underlying SEI Fund could suffer losses with respect to such an agreement if the Underlying SEI Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

     Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to an Underlying SEI Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, an Underlying SEI Fund's risk of loss will consist of any payments that the Underlying SEI Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, an Underlying SEI Fund may have contractual remedies under the swap agreement.

     An Underlying SEI Fund will enter into swaps only with counterparties that the adviser or sub-advisers of the Underlying SEI Fund believe to be creditworthy. In addition, an Underlying SEI Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

     U.S. GOVERNMENT SECURITIES--Examples of types of U.S. Government obligations in which an Underlying SEI Fund may invest include U.S. Treasury Obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

     U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

     U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

     U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (E.G., obligations of GNMA), others are supported by the right of the issuer to borrow from the Treasury (E.G., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (E.G., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of an Underlying SEI Fund's shares.

     VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued and delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Underlying SEI Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although an Underlying SEI Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolios, the Underlying SEI Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate. When an Underlying SEI Fund purchases when-issued or delayed delivery securities, it will "cover" its postion as required by the 1940 Act.

     YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

     The Yankee obligations selected for an Underlying SEI Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

     ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value, and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because an Underlying SEI Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Underlying SEI Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

     To avoid any leveraging concerns, an Underlying SEI Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because the original issue discount earned by an Underlying SEI Fund in a taxable year may not be represented by cash income, the Underlying SEI Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

     Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or
(ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. An Underlying SEI Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date.

                       INVESTMENT LIMITATIONS OF THE FUNDS

FUNDAMENTAL POLICIES

     The following investment limitations are fundamental policies for each Fund, and may not be changed without the approval of a majority of a Fund's outstanding shares. The term "majority of outstanding shares" means the vote of:
(i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

 1.  Each Fund will concentrate its investments in investment company interests.

 2. Each Fund may borrow money in an amount up to 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its assets, asset coverage of 300% is required for all borrowings.

 3. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties.

 4. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase commodities contracts relating to financial instruments, such as financial futures or index contracts and options on such contracts.

 5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

 6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 7. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES

     The following investment limitations are non-fundamental policies of each Fund and may be changed by the Board of Trustees without shareholder approval.

     Each Fund may not:

 1. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

 2.  Invest in companies for the purpose of exercising control.

 3. Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and

     (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

 4. Invest its assets in securities of any investment company, except as permitted by the Trust's SEC Order or as otherwise permitted by the 1940 Act. This non-fundamental policy does not apply to the Defensive Strategy, Tax-Managed Defensive Strategy, Conservative Strategy, Tax-Managed Conservative Strategy, Moderate Strategy, Tax-Managed Moderate Strategy, Aggressive Strategy, Tax-Managed Aggressive Strategy, Core Market Strategy, Tax-Managed Core Market Strategy, Market Growth Strategy and Tax-Managed Market Growth Strategy Funds.

 5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

     Each of the foregoing percentage limitations (except with respect to the limitation on borrowings and investing in illiquid securities) will apply at the time of purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists, immediately after or as a result of a purchase of such security.

               INVESTMENT LIMITATIONS OF THE UNDERLYING SEI FUNDS

FUNDAMENTAL POLICIES

     The following investment limitations are fundamental policies of each Underlying SEI Fund identified below and cannot be changed with respect to an Underlying SEI Fund without the consent of the holders of a majority of that Underlying SEI Fund's outstanding shares.

     The percentages indicated below (except with respect to the limitation on borrowings and investing in illiquid securities) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists, immediately after or as a result of a purchase of such security.

     Each of SIMT Core Fixed Income, SIMT Managed Volatility, SIMT High Yield Bond, SIMT Large Cap Growth, SIMT Large Cap Value, SIMT Large Cap Disciplined Equity, SIMT Small/Mid Cap Equity, SIMT Real Estate, SIMT Small Cap Growth, SIMT Small Cap Value, SIMT Tax-Managed Large Cap, SIMT Tax-Managed Small Cap, STET Short Duration Municipal, SIT International Equity, SIT Emerging Markets Debt and SIT Emerging Markets Equity Funds may not:

 1. With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to the SIT Emerging Markets Debt Fund or the SIMT Real Estate Fund.

 2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This investment limitation does not apply to the SIMT Real Estate Fund, which as a matter of fundamental policy, concentrates its investments in securities issued by companies primarily engaged in the real estate industry.

 3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required. For the SIMT Large Cap Disciplined Equity, SIMT Small/Mid Cap Equity, SIMT Managed Volatility and SIMT Real Estate Funds, asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

 4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

 5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

 6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 7. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

 8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases. This limitation does not apply to the SIMT Managed Volatility, SIMT Real Estate, SIMT Large Cap Disciplined Equity, SIMT Small/Mid Cap Equity, SIMT Tax-Managed Small Cap, and STET Short Duration Municipal Funds.

     The SDIT Corporate Daily Income Fund may not:

 1. With respect to 75% of its total assets purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer.

 2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

 4. Make loans, except the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets.

 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the net assets of the Fund taken at fair market value at the time of the incurrence of such loan.

 6.  Invest in companies for the purpose of exercising control.

 7.  Acquire more than 10% of the voting securities of any one issuer.

 8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

 9. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

11. Purchase securities of other investment companies; provided the Fund may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, the Fund may not purchase securities of other open-end investment companies.

12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in its Prospectus and Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

14. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations, except: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.

15.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

16. Invest in interests in oil, gas or other mineral exploration or development programs.

17. Purchase restricted securities (securities which must be registered under the 1933 Act before they may be offered or sold to the public) or other illiquid securities except as described in its Prospectus and Statement of Additional Information.

     The SIT International Fixed Income Fund may not:

 1. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 2. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments for the Fund and any interest paid on such borrowings will reduce the income of the Fund.

 3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in its Prospectuses in aggregate amounts not to exceed 10% of the net assets of the Fund taken at current value at the time of the incurrence of such loan.

 4. Make loans, except that the Fund may: (i) purchase or hold debt securities in accordance with its investment objectives and policies; (ii) engage in securities lending as described in its Prospectus and in the Statement of Additional Information; and (iii) enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the total assets of the Fund.

 5.  Invest in companies for the purpose of exercising control.

 6.  Acquire more than 10% of the voting securities of any one issuer.

 7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

 8. Make short sales of securities, maintain a short position or purchase securities on margin, except as described in its Prospectus and except that SIT may obtain short-term credits as necessary for the clearance of security transactions.

 9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

10. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds. Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Fund assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. The Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

11. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in its Prospectuses and Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

12. Purchase or retain securities of an issuer if, to the knowledge of SIT, an officer, trustee, partner or director of SIT or any investment adviser of SIT, owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

13. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

14. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

15. Purchase restricted securities (securities which must be registered under the 1933 Act, before they may be offered or sold to the public) or other illiquid securities except as described in its Prospectus and Statement of Additional Information.

     The following industry concentration limitations apply to each SIT Fund and for purposes of the SIT International Fixed Income Fund, these limitations form part of its fundamental limitation: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business in the same industry. These limitations also apply to the SIMT Large Cap Disciplined Equity Fund, SIMT Small/Mid Cap Equity Fund and SIMT Managed Volatility Fund.

     The SLAT Prime Obligation Fund may not:

 1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

 2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

 3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

 4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

 5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

 6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     Each of the STET Intermediate-Term Municipal and STET Tax Free Funds may not:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Fund (based on current market value at the time of investment) would be invested in the securities of such issuer; provided, however, that the STET Tax Free Fund may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7 under the 1940 Act.

 2. Purchase any securities which would cause more than 25% of the total assets of the Fund, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. All borrowings of the Funds, in excess of 5% of its total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

 4. Purchase securities of other investment companies except that the STET Intermediate-Term Municipal Fund may only purchase securities of money market funds, as permitted by the 1940 Act and the rules and regulations thereunder.

 5. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets, except for the Intermediate-Term Municipal Fund, for which it cannot exceed 15% of the Fund's net assets.

 6. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the net assets of the Fund taken at current value at the time of the incurrence of such loan.

 7.  Invest in companies for the purpose of exercising control.

 8.  Acquire more than 10% of the voting securities of any one issuer.

 9. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Fund may invest in municipal securities or other obligations secured by real estate or other interests therein.

10. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

11. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in its Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

13. Purchase or retain securities of an issuer if, to the knowledge of STET, an officer, trustee, partner or director of STET or any investment adviser of STET owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

14. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations (except: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services or determined by the adviser or sub-adviser to be of "high quality") if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

15. Purchase warrants, calls, straddles, spreads or combinations thereof, except as permitted by its Statement of Additional Information.

16. Invest in interests in oil, gas or other mineral exploration or development programs.

17. Invest more than 25% of total assets in issuers within the same state or similar type projects (except in specified categories).

     It is a fundamental policy of the STET Intermediate-Term Municipal Fund to abide by the maturity restrictions and to invest solely in the permitted investments described in the Fund's Prospectus and Statement of Additional Information.

NON-FUNDAMENTAL POLICIES

     The following investment limitations are non-fundamental policies of each Underlying SEI Fund identified below and may be changed by the Underlying Trusts' Board of Trustees without shareholder approval.

     The percentages indicated below (except with respect to the limitation on borrowings and investing in illiquid securities) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists, immediately after or as a result of a purchase of such security.

     The SIMT Core Fixed Income, SIMT Managed Volatility, SIMT High Yield Bond, SIMT Large Cap Growth, SIMT Large Cap Value, SIMT Large Cap Disciplined Equity, SIMT Small/Mid Cap Equity, SIMT Real Estate, SIMT Small Cap Growth, SIMT Small Cap Value, SIMT Tax-Managed Large Cap, SIMT Tax-Managed Small Cap, SIT International Equity, STET Short Duration Municipal, SIT Emerging Markets Debt and SIT Emerging Markets Equity Funds may not:

1. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such restricted securities. This limitation does not apply to either the SIMT Managed Volatility Fund or the SIMT Real Estate Fund.

7. With respect to the SIMT Large Cap Disciplined Equity Fund, SIMT Real Estate Fund and SIMT Small/Mid Cap Equity Fund, under normal circumstances, invest less than 80% of their net assets in equity securities of large companies, equity securities of real estate companies (E.G., common stocks, rights, warrants, convertible securities and preferred stocks of REITs and REOCs), and equity securities of small and medium sized companies, respectively. The Funds will notify their shareholders at least 60 days prior to any change to this policy.

     The SLAT Prime Obligation Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, that any money market fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (i) domestic banks and U.S. branches of foreign banks, which the Fund has determined to be subject to the same regulation as U.S. banks; or (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

4. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective, enter into repurchase agreements and loan its portfolio securities.

5. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

6.   Invest in companies for the purpose of exercising control.

7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, to the extent consistent with its investment objective, a Fund may: (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein; (ii) hold or sell real estate received in connection with securities it holds or held; or (iii) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with the Fund's investment objective and policies.

8. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

9. Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

10.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

11. Invest in interests in oil, gas or other mineral exploration or development programs.

12.  Invest more than 10% of its net assets in illiquid securities.

     In addition, the SLAT Prime Obligation Fund must maintain an average dollar-weighted portfolio maturity of 90 days or less.

     The SDIT Corporate Daily Income Fund may not invest in oil, gas, or mineral leases.

     Under rules and regulations established by the SEC, an Underlying SEI Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Underlying SEI Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Underlying SEI Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Underlying SEI Fund. An Underlying SEI Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

     The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

     DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

     CONCENTRATION. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

     BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

     LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's fundamental or non-fundamental, as applicable, investment policy on lending is set forth above.

     UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

     REAL ESTATE. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Funds have adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board of Trustees.

     SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate segregation of assets to cover such obligation.

                THE ADMINISTRATOR AND TRANSFER AGENT TO THE FUNDS

     SEI Investments Fund Management (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

     ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

     If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

     For the fiscal years ended March 31, 2002, 2003, and 2004, the following table shows: (i) the dollar amount of fees paid to the Administrator by each Fund; and (ii) the dollar amount of the Administrator's voluntary fee waivers:


                                                 FEES PAID                          FEE WAIVERS
                                           ---------------------      --------------------------------------
                                           2002     2003    2004         2002          2003          2004
                                           ----     ----    ----      ----------    ----------    ----------
Diversified Conservative Income Fund       $  0     $  0    $  0      $  109,385    $  121,444    $  169,319
Diversified Conservative Fund              $  0     $  0    $  0      $  128,944    $  121,985    $  189,079
Diversified Global Moderate Growth Fund    $  0     $  0    $  0      $  263,042    $  272,914    $  426,610
Diversified Moderate Growth Fund           $  0     $  0    $  0      $  500,635    $  363,765    $  508,394
Diversified Global Growth Fund             $  0     $  0    $  0      $  358,767    $  296,062    $  429,566
Diversified Global Stock Fund              $  0     $  0    $  0      $  248,014    $  211,776    $  283,322
Diversified U.S. Stock Fund                $  0     $  0    $  0      $  277,790    $  221,719    $  267,552
Defensive Strategy Fund                        *        *   $  0**              *             *   $   11,918**
Tax-Managed Defensive Strategy Fund            *        *   $  0**              *             *   $   11,377**
Conservative Strategy Fund                     *        *   $  0**              *             *   $   12,470**

                                                 FEES PAID                          FEE WAIVERS
                                           ---------------------      --------------------------------------
                                           2002     2003    2004         2002          2003          2004
                                           ----     ----    ----      ----------    ----------    ----------
Tax-Managed Conservative Strategy Fund         *        *   $  0**              *             *   $   12,427**
Moderate Strategy Fund                         *        *   $  0**              *             *   $   13,943**
Tax-Managed Moderate Strategy Fund             *        *   $  0**              *             *   $   11,805**
Aggressive Strategy Fund                       *        *   $  0**              *             *   $   12,950**
Tax-Managed Aggressive Strategy Fund           *        *   $  0**              *             *   $   12,509**
Core Market Strategy Fund                      *        *   $  0**              *             *   $   12,667**
Tax-Managed Core Market Strategy Fund          *        *   $  0**              *             *   $   11,188**
Market Growth Strategy Fund                    *        *   $  0**              *             *   $   14,151**
Tax-Managed Market Growth Strategy Fund        *        *   $  0**              *             *   $   18,367**

----------

* Not in operation during such period.
**Commenced operations on November 14, 2003.

                       THE INVESTMENT ADVISER TO THE FUNDS

     SEI Investments Management Corporation ("SIMC") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of sub-advisers. SIMC currently serves as manager to more than 8 investment companies, including more than 59 funds, with approximately $59.7 billion in assets under management as of June 30, 2004.

     As adviser to each of the Funds, SIMC makes investment decisions for each Fund. SIMC will discharge its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. The Trust's Advisory Agreement with SIMC provides that SIMC shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

     The Funds will operate in a manner that is distinctly different from most other investment companies. Most investment companies operate under a structure in which a single related group of companies provides investment advisory, administrative, and distribution services, and in which the investment companies purchase equity and debt securities. The Funds, however, invest in shares of certain related investment companies that are advised and/or administered by SIMC (I.E., the Underlying SEI Funds). In turn, these Underlying SEI Funds invest in equity, debt and other securities. SIMC is responsible for investing the assets of each Fund in certain of the Underlying SEI Funds within percentage ranges established by SIMC, and for investing uninvested cash balances in short-term investments, including repurchase agreements.

     The continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of a Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC, or by SIMC on 90 days' written notice to the Trust.

     For its investment advisory services to the Trust, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund's average daily net assets. SIMC may in the future voluntarily waive this fee or a portion of this fee. This waiver may be terminated by SIMC at any time in its sole discretion.

     For the fiscal years ended March 31, 2002, 2003, and 2004, the following table shows: (i) the dollar amount of fees paid to SIMC by each Fund; and (ii) the dollar amount of SIMC's voluntary fee waivers:


                                                      FEES PAID                        FEE WAIVERS
                                          ---------------------------------     -------------------------
                                            2002        2003         2004        2002      2003      2004
                                          ---------   ---------    ---------    ------    ------    -----
Diversified Conservative Income Fund      $  54,692   $  60,721    $  71,093    $    0    $    0    $   0
Diversified Conservative Fund             $  64,470   $  60,991    $  79,081    $    0    $    0    $   0
Diversified Global Moderate Growth Fund   $ 131,519   $ 136,454    $ 180,618    $    0    $    0    $   0
Diversified Moderate Growth Fund          $ 250,313   $ 181,879    $ 211,696    $    0    $    0    $   0
Diversified Global Growth Fund            $ 179,380   $ 148,028    $ 180,542    $    0    $    0    $   0
Diversified Global Stock Fund             $ 124,005   $ 105,886    $ 118,584    $    0    $    0    $   0
Diversified U.S. Stock Fund               $ 138,892   $ 110,858    $ 111,513    $    0    $    0    $   0
Defensive Strategy Fund                            *           *   $     223**        *         *   $   0**
Tax-Managed Defensive Strategy Fund                *           *   $      64**        *         *   $   0**
Conservative Strategy Fund                         *           *   $     386**        *         *   $   0**
Tax-Managed Conservative Strategy Fund             *           *   $     372**        *         *   $   0**
Moderate Strategy Fund                             *           *   $     815**        *         *   $   0**
Tax-Managed Moderate Strategy Fund                 *           *   $     190**        *         *   $   0**
Aggressive Strategy Fund                           *           *   $     523**        *         *   $   0**
Tax-Managed Aggressive Strategy Fund               *           *   $     397**        *         *   $   0**
Core Market Strategy Fund                          *           *   $     442**        *         *   $   0**
Tax-Managed Core Market Strategy Fund              *           *   $       9**        *         *   $   0**
Market Growth Strategy Fund                        *           *   $     879**        *         *   $   0**
Tax-Managed Market Growth Strategy Fund            *           *   $   2,108**        *         *   $   0**

----------

* Not in operation during such period.
**Commenced operations on November 14, 2003.

     SIMC receives advisory fees from most of the Underlying SEI Funds.

            THE ADVISERS AND SUB-ADVISERS TO THE UNDERLYING SEI FUNDS

     Each advisory and certain of the sub-advisory agreements provide that each adviser (or sub-adviser) shall not be protected against any liability to the Underlying Trusts or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the sub-advisory agreements provide that the sub-advisers shall not be protected against any liability to the Underlying Trusts or their shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

     Pursuant to the advisory and sub-advisory agreements, most of the Underlying SEI Funds rely upon SIMC for access, on a pooled investment basis, to the core elements of SIMC's investment adviser selection, monitoring, and asset allocation services. Under the "Manager of Managers" approach employed by the Underlying SEI Funds, SIMC will recommend and, if the Trustees of those Underlying Trusts approve the recommendation, monitor for the Underlying SEI Funds one or more managers using a range of investment styles. With the exception of the SDIT Corporate Daily Income Fund and the STET Tax Free Fund, the Underlying SEI Funds operate under this "Manager of Managers" structure.

     The continuance of each advisory and sub-advisory agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Underlying SEI Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each advisory or sub-advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Underlying Trust or, with respect to an Underlying SEI Fund, by a majority of the outstanding shares of that Underlying SEI Fund, on not less than

30 days' nor more than 60 days' written notice to the adviser (or sub-adviser), or by the adviser (or sub-adviser) on 90 days' written notice to the Underlying Trust.

     SIMC has obtained an exemptive order from the SEC that permits SIMC, with the approval of the Underlying Trusts' Board of Trustees, to retain sub-advisers for an Underlying SEI Fund without submitting the sub-advisory agreement to a vote of an Underlying SEI Fund's shareholders. In addition, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements.

                      MANAGERS OF THE UNDERLYING SEI FUNDS

     As of the date of this Statement of Additional Information, the following managers serve as adviser or sub-adviser to the Underlying SEI Funds:

SIMT MANAGED VOLATILITY FUND

     SIMC serves as adviser to the SIMT Managed Volatility Fund.

SIMT LARGE CAP GROWTH FUND

     Goldman Sachs Asset Management, L.P. ("Goldman Sachs") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Growth Fund. Goldman Sachs is wholly-owned by The Goldman Sachs Group, Inc. The principal business address of Goldman Sachs is 32 Old Slip, New York, New York 10005.

     McKinley Capital Management Inc. ("McKinley Capital") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Growth Fund. McKinley Capital was founded in 1990 and is wholly-owned by its employees. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503.

     Montag & Caldwell, Inc. ("Montag & Caldwell") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Growth Fund. Montag & Caldwell was founded in 1945 and is incorporated in Georgia. ABN AMRO Asset Management Holdings, Inc. is the parent company of Montag & Caldwell. The principal business address of Montag & Caldwell is 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248.

     Peregrine Capital Management, Inc. ("Peregrine") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Growth Fund. Peregrine is a wholly-owned subsidiary of Wells Fargo Bank Minnesota, N.A. The principal business address of Peregrine is 800 LaSalle Avenue, Minneapolis, Minnesota 55402.

     Transamerica Investment Management, LLC ("TIM") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Growth Fund. TIM was founded in 1999, and is wholly-owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V. The principal business address of TIM is 1150 South Olive Street, 27th Floor, California 90015.

SIMT LARGE CAP VALUE FUND

     Alliance Capital Management L.P.'s investment unit of Sanford C. Bernstein, a wholly-owned subsidiary and an investment unit of Alliance Capital Management L.P. ("Alliance Capital"), serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Value Fund. Alliance Capital is a Delaware limited partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is a general partner. As of September 30, 2003, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.9% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Capital Units"). Equity interests of Alliance Holding are traded on the New York Stock Exchange in the form of units ("Alliance Holding Units"). As of September 30, 2003, AXA Financial was the beneficial owner of approximately 1.9% of the outstanding Alliance Holding Units and approximately 55.1% of the outstanding Alliance Capital Units, which, including the general partnership interests in Alliance Capital and Alliance Holding, represents an economic interest of approximately 55.6% in Alliance Capital. AXA Financial, Inc. is a wholly-owned subsidiary of AXA. The principal business address of Alliance Capital is 1345 Avenue of the Americas, New York, New York 10105.

     Aronson+Johnson+Ortiz, LP ("AJO") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Value Fund. AJO is wholly-owned by its seven limited partners. Theodore R. Aronson, Managing Principal, is majority equity owner of AJO. The prinicipal business address of AJO is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102.

     Franklin Portfolio Associates, LLC ("Franklin") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Value Fund. Franklin is an indirect, wholly-owned subsidiary of Mellon Financial Corporation. The principal business address of Franklin is Two International Place, 22nd Floor, Boston, Massachusetts 02110.

     LSV Asset Management ("LSV") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Value Fund. LSV is organized as a Delaware general partnership. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 8 years. LSV is a registered investment adviser organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.

SIMT TAX-MANAGED LARGE CAP FUND

     Alliance Capital Management L.P.'s investment unit of Sanford C. Bernstein, a wholly-owned subsidiary and an investment unit of Alliance Capital Management L.P. ("Alliance Capital"), serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Large Cap Fund. Alliance Capital is a Delaware limited partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is a general partner. As of September 30, 2003, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.9% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Capital Units"). Equity interests of Alliance Holding are traded on the New York Stock Exchange in the form of units ("Alliance Holding Units"). As of September 30, 2003, AXA Financial was the beneficial owner of approximately 1.9% of the outstanding Alliance Holding Units and approximately 55.1% of the outstanding Alliance Capital Units, which, including the general partnership interests in Alliance Capital and Alliance Holding, represents an economic interest of approximately 55.6% in Alliance Capital. AXA Financial, Inc. is a wholly-owned subsidiary of AXA. The principal business address of Alliance Capital is 1345 Avenue of the Americas, New York, New York 10105.

     Aronson+Johnson+Ortiz, LP ("AJO") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Large Cap Fund. AJO is wholly-owned by its seven limited partners. Theodore R. Aronson, Managing Principal, is majority equity owner of AJO. The principal business address of AJO is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102.

     Franklin Portfolio Associates, LLC ("Franklin") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Large Cap Fund. Franklin is an indirect, wholly-owned subsidiary of Mellon Financial Corporation. The principal business address of Franklin is Two International Place, 22nd Floor, Boston, Massachusetts 02110.

     Goldman Sachs Asset Management, L.P. ("Goldman Sachs") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Large Cap Fund. Goldman Sachs is wholly-owned by The Goldman Sachs Group, Inc. The principal business address of Goldman Sachs is 32 Old Slip, New York, New York 10005.

     LSV Asset Management ("LSV") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Large Cap Fund. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 8 years. LSV is a registered investment adviser organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.

     Montag & Caldwell, Inc. ("Montag & Caldwell") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Large Cap Fund. Montag & Caldwell was founded in 1945 and is incorporated in Georgia. ABN AMRO Asset Management Holdings, Inc. is the parent company of Montag & Caldwell. The principal business address of Montag & Caldwell is 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248.

     Parametric Portfolio Associates ("Parametric") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Large Cap Fund. Parametric is 80% owned by Eaton Vance Corp., a Boston-based investment management firm, and 20% by Parametric's executives and employees. The principal business address of Parametric is 1151 Fairview Avenue North, Seattle, Washington 98109-4418.

     Peregrine Capital Management, Inc. ("Peregrine") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Large Cap Fund. Peregrine is a wholly-owned subsidiary of Wells Fargo Bank Minnesota, N.A. The principal business address of Peregrine is 800 LaSalle Avenue, Minneapolis, Minnesota 55402.

     Transamerica Investment Management, LLC ("TIM") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Large Cap Fund. TIM was founded in 1999, and is wholly owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V. The principal business address of TIM is 1150 S. Olive Street, 27th Floor, Los Angeles, California 90015.

SIMT LARGE CAP DISCIPLINED EQUITY FUND

     Analytic Investors Inc. ("Analytic") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Disciplined Equity Fund. Analytic, a wholly-owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970. The principal business address of Analytic is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071.

     Enhanced Investment Technologies, LLC ("INTECH") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Disciplined Equity Fund. Janus Capital Group, Inc. owns 77.5% of INTECH and 22.5% of INTECH is owned by its employees. INTECH was founded in 1987. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410.

     Quantitative Management Associates LLC ("QMA") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Disciplined Equity Fund. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company formed in 2003. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102.

SIMT SMALL/MID CAP EQUITY FUND

     Artisan Partners Limited Partnership ("Artisan") serves as a sub-adviser for a portion of the assets of the SIMT Small/Mid Cap Equity Fund. Artisan, a privately owned multidiscipline investment firm, was founded in 1994. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

     BlackRock Advisors, Inc. ("BlackRock") serves as a sub-adviser for a portion of the assets of the SIMT Small/Mid Cap Equity Fund. BlackRock is a subsidiary of PNC Financial Services Group, Inc. and is an indirect subsidiary of PNC Bank Corp. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022.

     Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, serves as a sub-adviser for a portion of the assets of the SIMT Small/Mid Cap Equity Fund. Delaware Investments, which is the marketing name for DMC, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation. The principal business address of DMC is 2005 Market Street, Philadelphia, Pennsylvania 19103-7098.

     Lee Munder Investments, Ltd. ("LMIL") serves as a sub-adviser for a portion of the assets of the SIMT Small/Mid Cap Equity Fund. LMIL was founded in 2000 and it is owned by Lee Munder Capital Group ("LMCG"). LMCG is 77% owned by employees and 23% owned by Castanea Partners, Inc. The principal business address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116.

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     LSV Asset Management ("LSV") serves as a sub-adviser for a portion of the assets of the SIMT Small/Mid Cap Equity Fund. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 8 years. LSV is a registered investment adviser organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.

     Martingale Asset Management, L.P. ("Martingale") serves as a sub-adviser for a portion of the assets of the SIMT Small/Mid Cap Equity Fund. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale. The principal business address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116.

     Mazama Capital Management, Inc. ("Mazama") serves as a sub-adviser for a portion of the assets of the SIMT Small/Mid Cap Equity Fund. Mazama is 93% employee-owned. The principal business address of Mazama is One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258.

     Security Capital Research & Management Incorporated ("Security Capital") serves as a sub-adviser for a portion of the assets of the SIMT Small/Mid Cap Equity Fund. Security Capital is 100% owned by Bank One Investment Advisors Corporation, a wholly-owned subsidiary of Bank One, N.A. Bank One N.A. is wholly-owned by Bank One Corporation. The principal business address of Security Capital is 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603.

     Wellington Management Company, LLP ("Wellington Management") serves as a sub-adviser for a portion of the assets of the SIMT Small/Mid Cap Equity Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

SIMT SMALL CAP GROWTH FUND

     Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Growth Fund. Delaware Investments, which is the marketing name for DMC, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098.

     Lee Munder Investments, Ltd. ("LMIL") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Growth Fund. LMIL was founded in 2000 and it is owned by Lee Munder Capital Group ("LMCG"). LMCG is 77% owned by employees and 23% owned by Castanea Partners, Inc. The principal business address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116.

     Mazama Capital Management, Inc. ("Mazama") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Growth Fund. Mazama is 93% employee-owned. The principal business address of Mazama is One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258.

     McKinley Capital Management Inc. ("McKinley Capital") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Growth Fund. McKinley Capital was founded in 1990 and is wholly-owned by its employees. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503.

     Wellington Management Company, LLP ("Wellington Management") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Growth Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

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SIMT SMALL CAP VALUE FUND

     Artisan Partners Limited Partnership ("Artisan") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. Artisan, a privately owned multidiscipline investment firm, was founded in 1994. Artisan's principal business address is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

     BlackRock Advisors, Inc. ("BlackRock") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. BlackRock is a subsidiary of PNC Financial Services Group, Inc. and is an indirect subsidiary of PNC Bank Corp. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022.

     David J. Greene and Company, LLC ("David J. Greene") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. David
J. Greene is a New York limited liability company founded in 1938, and changed from a partnership to an LLC in January 1998. Three family principals, Michael Greene, Alan Greene, and James Greene, collectively own more than 25% of the firm and Benjamin H. Nahum owns more than 10% of the firm. The principal business address of David J. Greene is 599 Lexington Avenue, 12th Floor, New York, New York 10022.

     Lee Munder Investments, Ltd. ("LMIL") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. LMIL was founded in 2000 and it is owned by Lee Munder Capital Group ("LMCG"). LMCG is 77% owned by employees and 23% owned by Castanea Partners, Inc. The principal business address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116.

     LSV Asset Management ("LSV") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 8 years. LSV is a registered investment adviser organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.

     Martingale Asset Management, L.P. ("Martingale") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale. The principal business address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116.

     Security Capital Research & Management Incorporated ("Security Capital") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. Security Capital is 100% owned by Bank One Investment Advisors Corporation, wholly-owned subsidiary of Bank One, N.A. Bank One, N.A. is wholly-owned by Bank One Corporation. The principal business address of Security Capital is 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603.

     Wellington Management Company, LLP ("Wellington Management") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02019.

SIMT TAX-MANAGED SMALL CAP FUND

     BlackRock Advisors, Inc. ("BlackRock") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Small Cap Fund. BlackRock is a subsidiary of PNC Financial Services Group, Inc. and is an indirect subsidiary of PNC Bank Corp. The principal business addresss of BlackRock is 40 East 52nd Street, New York, New York 10022.

     David J. Greene and Company, LLC ("David J. Greene") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Small Cap Fund. David J. Greene is a New York limited liability company

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founded in 1938, and changed from a partnership to an LLC in January 1998. Three family principals, Michael Greene, Alan Greene, and James Greene, collectively own more than 25% and Benjamin H. Nahum owns more than 10% of the firm. The principal business address of David J. Greene is 599 Lexington Avenue, 12th Floor, New York, New York 10022.

     Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Small Cap Fund. Delaware Investments, which is the marketing name for DMC, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098.

     LSV Asset Management ("LSV") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Small Cap Fund. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 8 years. LSV is a registered investment adviser organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.

     Mazama Capital Management, Inc. ("Mazama") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Small Cap Fund. Mazama is 93% employee-owned. The principal business address of Mazama is One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258.

     McKinley Capital Management Inc. ("McKinley Capital") serves a sub-adviser for a portion of the assets of the SIMT Tax-Managed Small Cap Fund. McKinley Capital was founded in 1990 and is wholly-owned by its employees. The principal business address of McKinley is 3301 C Street, Suite 500, Anchorage, Alaska 99503.

SIT INTERNATIONAL EQUITY FUND

     Alliance Capital Management L.P. ("Alliance Capital") serves as a sub-adviser for a portion of the assets of the SIT International Equity Fund. Alliance Capital is a Delaware limited partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial") is a general partner. As of September 30, 2003, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.9% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). Equity interests of Alliance Holding are traded on the New York Stock Exchange in the form of units ("Alliance Holding Units"). As of September 30, 2003, AXA Financial was the beneficial owner of approximately 1.9% of the outstanding Alliance Holding Units and approximately 55.1% of the outstanding Alliance Capital Units, which, including the general partnership interests in Alliance Capital and Alliance Holding, represents an economic interest of approximately 55.6% in Alliance Capital. AXA Financial is a wholly-owned subsidiary of AXA. The principal business address of Alliance Capital is 1345 Avenue of the Americas, New York, New York 10105.

     Capital Guardian Trust Company ("Capital Guardian") serves as a sub-adviser for a portion of the assets of the SIT International Equity Fund. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is a wholly-owned subsidiary of the Capital Group Companies, Inc. The principal business address of Capital Guardian is 333 South Hope Street, 55th Floor, Los Angeles, California 90071.

     Fisher Investments, Inc. ("Fisher") serves as a sub-adviser for a portion of the assets of the SIT International Equity Fund. Fisher is the successor firm to a sole-proprietorship operating under the name Fisher Investments, which began managing discretionary assets in 1978. Fisher is wholly-owned by its employees. Kenneth L. Fisher and Sherrilyn Fisher each have more than 25% but less than 50% ownership of the firm. The principal business address of Fisher is 13100 Skyline Boulevard, Woodside, California 94062.

     McKinley Capital Management Inc. ("McKinley Capital") serves as a sub-adviser for a portion of the assets of the SIT International Equity Fund. McKinley Capital was founded in 1990 and is wholly-owned by its employees. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503.

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     Morgan Stanley Investment Management Inc. ("MSIM Inc.") serves as a sub-adviser for a portion of the assets of the SIT International Equity Fund. MSIM Inc. is a wholly-owned subsidiary of Morgan Stanley. MSIM Inc. delegates certain investment advisory responsibilities to its affiliate, Morgan Stanley Investment Management Limited ("MSIM Limited"). MSIM Limited is an indirect wholly-owned subsidiary of Morgan Stanley. The principal business address of MSIM Inc. is 1221 Avenue of the Americas, New York, New York 10020.

SIT EMERGING MARKETS EQUITY FUND

     Alliance Capital Management L.P. ("Alliance Capital") serves as a sub-adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. Alliance Capital is a Delaware limited partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial") is the general partner. As of September 30, 2003, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.9% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). Equity interests of Alliance Holding are traded on the New York Stock Exchange in the form of units ("Alliance Holding Units"). As of September 30, 2003, AXA Financial was the beneficial owner of approximately 1.9% of the outstanding Alliance Holding Units and 55.1% of the outstanding Alliance Units, which, including the general partnership interests in Alliance Capital and Alliance Holding, represents an equity interest of approximately 55.6% in Alliance Capital. AXA Financial is a wholly-owned subsidiary of AXA. The principal business address of Alliance Capital is 1345 Avenue of the Americas, New York, New York 10105.

     The Boston Company Asset Management LLC ("The Boston Company") serves as a sub-adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. The Boston Company is a wholly-owned indirect subsidiary of Mellon Financial Corporation. The principal business address of The Boston Company is One Boston Place, Boston, Massachusetts 02108.

     Citigroup Asset Management Limited ("Citigroup") serves as a sub-adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. Citigroup was founded in 1998 and is a wholly-owned indirect subsidiary of Citigroup Inc. Citigroup Inc. is a publicly traded company on the New York Stock Exchange and is approximately 10% employee owned. The principal business address of Citigroup is Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB, England.

     Emerging Markets Management, L.L.C. ("EMM") serves as a sub-adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. EMM is owned by Emerging Markets Investors Corporation, which in-turn is majority owned by Antoine van Agtmael and Michael Duffy. The principal business address of EMM is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722.

     Rexiter Capital Management Limited ("Rexiter") serves as a sub-adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. Rexiter was founded in 1997 and is 75% owned by State Street Global Alliance, LLC and 25% owned by its employees. State Street Global Alliance, LLC is beneficially owned 51% by State Street Corporation and 49% by ADP (the pension fund for Dutch State employees). The principal business address of Rexiter is 21 St. James's Square, London SW1Y 4SS United Kingdom.

SIMT REAL ESTATE FUND

     Security Capital Research & Management Incorporated ("Security Capital") serves as a sub-adviser for a portion of the assets of the SIMT Real Estate Fund. Security Capital is 100% owned by Bank One Investment Advisors Corporation, a wholly-owned subsidiary of Bank One, N.A. Bank One N.A. is wholly-owned by Bank One Corporation. The principal business address of Security Capital is 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603.

     Wellington Management Company, LLP ("Wellington Management") serves as a sub-adviser for a portion of the assets of the SIMT Real Estate Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02019.

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SDIT CORPORATE DAILY INCOME FUND

     Wellington Management Company, LLP ("Wellington Management") serves as the adviser to the SDIT Corporate Daily Income Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02019.

SIMT CORE FIXED INCOME FUND

     BlackRock Advisors, Inc. ("BlackRock") serves as a sub-adviser for a portion of the assets of the SIMT Core Fixed Income Fund. BlackRock is a subsidiary of PNC Financial Services Group, Inc. and is an indirect subsidiary of PNC Bank Corp. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022.

     Metropolitan West Asset Management LLC ("MWAM") serves as a sub-adviser for a portion of the assets of the SIMT Core Fixed Income Fund. MWAM is a California limited liability corporation founded in 1996 and is 64% majority owned by MWAM's active portfolio management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entitiy that has no clients or material business operations. The principal business address of MWAM is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025.

     Wells Capital Management, Inc. ("Wells Capital") serves as a sub-adviser for a portion of the assets of the SIMT Core Fixed Income Fund. Wells Capital was founded in 1981 and is a wholly-owned subsidiary of Wells Fargo Bank, N.A. The principal business address of Wells Capital is 525 Market Street, 10th Floor, San Francisco, California 94105.

     Western Asset Management Company ("Western") serves as a sub-adviser for a portion of the assets of the SIMT Core Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western was founded in 1971 and specializes in the management of fixed income funds. The principal business address of Western is 117 East Colorado Boulevard, Pasadena, California 91105.

STET INTERMEDIATE-TERM MUNICIPAL FUND

     Standish Mellon Asset Management Company LLC ("Standish"), serves as the sub-adviser to the STET Intermediate-Term Municipal Fund. Standish is wholly owned by Standish Mellon Asset Management Holdings, LLC, which in turn is owned by the Mellon Financial Corporation. The principal business address of Standish is One Boston Place, Boston, Massachusetts 02108.

STET SHORT DURATION MUNICIPAL FUND

     Weiss, Peck & Greer Investments ("WPG") serves as the sub-adviser to the STET Short Duration Municipal Fund. WPG is a division of Robeco USA, L.L.C., which is an SEC registered investment adviser. Robeco USA, Inc. is the US parent company of Robeco USA, L.L.C. The indirect parent company of Robeco USA, Inc. is Robeco Group. Robeco Group, a large cooperative bank in the Netherlands comprised of approximately 420 independent banks, is wholly-owned by Rabobank. The principal business address of WPG is One New York Plaza, New York, New York 10004.

STET TAX FREE FUND

     Weiss, Peck & Greer Investments ("WPG") serves as the adviser to the STET Tax Free Fund. WPG is a division of Robeco USA, L.L.C., which is an SEC registered investment adviser. Robeco USA, Inc. is the US parent company of Robeco USA, L.L.C. The indirect parent company of Robeco USA, Inc. is

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Robeco Group. Robeco Group, a large cooperative bank in the Netherlands comprised of approximately 420 independent banks, is wholly-owned by Rabobank. The principal business address of WPG is One New York Plaza, New York, New York 10004.

SIMT HIGH YIELD BOND FUND

     ING Ghent Asset Management LLC ("ING") serves as a sub-adviser for a portion of the assets of the SIMT High Yield Bond Fund. ING is a wholly-owned subsidiary of ING Furman Selz Asset Management and an indirect wholly-owned subsidiary of ING Groep, N.V. in Amsterdam, which is the ultimate parent entity. The principal business address of ING is 230 Park Avenue, 13th Floor, New York, New York 10169.

     Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital") serves as a sub-adviser for a portion of the assets of the SIMT High Yield Bond Fund. Lincoln Capital is a 100% owned subsidiary of Lehman Brothers Holdings Inc. The principal business address of Lincoln Capital is 200 S. Wacker Drive, Suite 2100, Chicago, Illinois 60606.

     Metropolitan West Asset Management LLC ("MWAM") serves as a sub-adviser for a portion of the assets of the SIMT High Yield Bond Fund. MWAM is a California limited liability corporation founded in 1996 and is 64% majority owned by MWAM's active portfolio management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entity that has no clients or material business operations. The principal business address of MWAM is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025.

     Nomura Corporate Research & Asset Management Inc. ("Nomura") serves as a sub-adviser for a portion of the assets of the SIMT High Yield Bond Fund. Nomura is a subsidiary of Nomura Holdings America, Inc. The principal business address of Nomura is 2 World Financial Center, Building B, 17th Floor, New York, New York 10281-1198.

SIT INTERNATIONAL FIXED INCOME FUND

     Fischer Francis Trees & Watts, Inc. ("Fischer Francis"), a New York Corporation, and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore Corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese Corporation (collectively referred to as "FFTW") serve as the sub-adviser to the SIT International Fixed Income Fund. Fischer Francis is wholly-owned by Charter Atlantic Corporation, which in turn is owned by 20 individual shareholders and one institutional shareholder, BNP Paribas. Fischer Francis owns approximately 99% of Fischer Francis Trees & Watts. Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha are each wholly-owned by Fischer Francis. The principal business address of FFTW is 200 Park Avenue, 46th Floor, New York, New York 10166.

SIT EMERGING MARKETS DEBT FUND

     Ashmore Investment Management Limited ("Ashmore") serves as a sub-adviser for a portion of the assets of the SIT Emerging Markets Debt Fund. Ashmore is an indirect wholly-owned subsidiary of Ashmore Group Limited. The principal business address of Ashmore is 20 Bedfordbury, London, United Kingdom, WC2N-4BL.

     Salomon Brothers Asset Management Inc ("SBAM") serves as the sub-adviser for a portion of the assets of the SIT Emerging Markets Debt Fund. SBAM is a wholly-owned subsidiary of Salomon Brothers Holding Company Inc., a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is wholly-owned by Citigroup Inc. SBAM's principal business address is 399 Park Avenue, 4th Floor, New York, New York 10022.

SLAT PRIME OBLIGATION FUND

     Banc of America Capital Management, LLC ("BACAP LLC") serves as the sub-adviser to the SLAT Prime Obligation Fund. BACAP LLC is a wholly-owned subsidiary of Bank of America, N.A., which in turn is an indirect wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company

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organized as a Delaware Corporation. The principal business address of BACAP LLC is 101 S. Tryon Street, Charlotte, NC 28255.

         DISTRIBUTION, SHAREHOLDER SERVING AND ADMINISTRATIVE SERVICING

     GENERAL. SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI Investments, has its principal business offices at Oaks, Pennsylvania 19456.

     DISTRIBUTION AGREEMENT WITH THE TRUST. The Distributor serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trust has adopted a Distribution Plan for its Class D shares (the "Class D Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act (which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares). In this regard, the Board of Trustees has determined that the Class D Plan and the Distribution Agreement are in the best interests of the shareholders. Continuance of the Class D Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Class D Plan or in any agreements related thereto ("Qualified Trustees"). The Class D Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class D Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Class D Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

     The Class D Plan provides for payments to the Distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. The distribution-related payments under the Class D Plan may be used by the Distributor to provide initial and ongoing sales compensation to its investment executives and to other broker-dealers and financial intermediaries in respect of sales of Class D Shares, to compensate third parties for the provision of distribution-related services relating to Class D Shares, and to pay for advertising and promotional expenses in connection with the distribution of Class D Shares. These advertising and promotional expenses may include: costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors; preparation and distribution of sales literature; advertising of any type; an allocation of other expenses of the Distributor related to the distribution of Class D Shares; and payments to, and expenses of, officers, employees or representatives of the Distributor, of other broker-dealers, banks or other financial institutions, and of any other persons who provide support services in connection with the distribution of Fund Shares.

     In addition, pursuant to a Shareholder Service Plan and Agreement (the "Service Plan"), each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares at the annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund, which is calculated and payable monthly. The service fees payable to the Distributor under the Service Plan are intended to compensate the Distributor for the provision of shareholder services, and may be used by the Distributor to provide compensation to financial intermediaries for ongoing service and/or maintenance of shareholder accounts with respect to Class D Shares of the applicable Funds. Shareholder services under the Service Plan for Class D Shares may include: telephone service to shareholders; acceptance and processing of written correspondence, new account applications and subsequent purchases by check; mailing of confirmations, statements and tax forms directly to shareholders; maintenance of customer accounts, and acceptance of payment for trades by Federal Reserve wire.

     Payments under the Class D Plan are not tied exclusively to the expenses for distribution activities actually incurred by the Distributor or third parties, so that such payments may exceed expenses actually

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incurred by the Distributor. Similarly, payments to the Distributor under the
Service Plan are not directly tied to shareholder servicing expenses incurred. The Trust's Board of Trustees will evaluate the appropriateness of the Class D Plan and the Service Plan and their payment terms on a continuing basis and, in doing so, will consider all relevant factors, including expenses borne by the Distributor and amounts it receives under the Class D Plan and the Service Plan.

     ADMINISTRATIVE SERVICE PLAN. The Trust has adopted an Administrative Service Plan for the Class I shares ("Administrative Service Plan"). Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

     Periodically, the Distributor may waive a portion of the fees payable to it under the Service Plan and Administrative Plan in order to keep within certain limits imposed by the Trust's SEC Order and/or applicable SEC rules and regulations. Specifically, any Fund's shareholder or administrative servicing fees may be reduced in an amount equal to the Fund's pro rata portion of any shareholder or administrative servicing fees paid by any Underlying SEI Fund in which the Fund invests, but only to the extent necessary to comply with the Trust's SEC Order and/or applicable SEC rules and regulations.

     It is possible that an institution may offer different categories of shares to its customers and thus receive different compensation with respect to the different categories. These financial institutions may also charge separate fees to their customers.

     Except to the extent that the Administrator and SIMC (as investment adviser) benefited through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Class D Plan or related agreements.

     For the fiscal year ended March 31, 2004, the Class D Shares of the Funds incurred the following distribution expenses:


                                                                         AMOUNT PAID
                                                                            TO 3RD
                                                                       PARTIES BY THE
                                                                       DISTRIBUTOR FOR
                                             TOTAL           FEES       DISTRIBUTION-
                                          DISTRIBUTION       PAID          RELATED
FUND CLASS D SHARES                         EXPENSES           %          SERVICES
-------------------                       ------------       ----      ---------------
Diversified Conservative Income Fund         $ 133,789       0.75%          $  0
Diversified Conservative Fund                $  83,869       0.75%          $  0
Diversified Global Moderate Growth Fund      $  63,201       0.75%          $  0
Diversified Moderate Growth Fund             $ 200,895       0.75%          $  0
Diversified Global Growth Fund               $ 178,595       0.75%          $  0
Diversified Global Stock Fund                $  73,794       0.75%          $  0
Diversified U.S. Stock Fund                  $ 152,478       0.75%          $  0

                       TRUSTEES AND OFFICERS OF THE TRUST

     BOARD OF TRUSTEES RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 68 funds and includes funds not described in this Statement of Additional Information. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

     MEMBERS OF THE BOARD OF TRUSTEES. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

INTERESTED TRUSTEES.

     ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1995)--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1995)--1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1978; Secretary of SEI Investments since 1974. Director of the Distributor since 2003. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

INDEPENDENT TRUSTEES.

     F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1995)--Retired. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

     JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Director of U.S. Charitable Gift Trust. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, Massachusetts Health and Education Tax-Exempt Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2003. Founder and Principal, Grecoventures Ltd. from 1999 to 2002. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia, April 1998-August 1998. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997. Director, Sunoco, Inc.; Director, Exelon Corporation; Trustee of Pennsylvania Real Estate Investment Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     NINA LESAVOY (DOB 07/24/57)--Trustee (since 2003)--Partner, Cue Capital since 2002. Head of Sales, Investorforce, January 2000-December 2001. Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee of SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Index Funds, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Institutional International Trust and SEI Institutional Investments Trust.

----------
* Messrs. Nesher and Doran are Trustees who may be deemed to be interested persons of the Funds as that term is defined in the 1940 Act by virtue of their relationship with SIMC and the Distributor.

     BOARD STANDING COMMITTEES. The Board has established the following standing committees:

     - AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditors and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditors to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditors and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditors that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 5 times in the Trust's most recently completed fiscal year.

     - FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

     - NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The Nominating Committee operates under a written charter. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met 2 times during the Trust's most recently completed fiscal year.

     BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this Statement of Additional Information entitled "The Investment Adviser to the Funds," the Board's continuance of the Trust's Advisory Agreement with SIMC must be specifically approved at least annually:
(i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from SIMC. The Trustees use this information, as well as other information that SIMC and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew the Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues and information relating to the renewal of the Advisory Agreement.

     Before meeting for the renewal of the Advisory Agreement, the Board requested and received written materials from SIMC about: (a) the quality of SIMC's investment management and other services; (b) SIMC's investment management personnel; (c) SIMC's operations and financial condition; (d) SIMC's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC charges a Fund compared with the fees SIMC charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds;
(g) the level of SIMC's profitability from its Fund-related operations; (h) SIMC's compliance systems; (i) SIMC's policies on and compliance procedures for personal securities transactions; (j) SIMC's reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

     At the meeting, representatives from SIMC presented additional oral and written information to the Board to help the Board evaluate SIMC's fee and other aspects of the agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and SIMC's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

     Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve the continuation of the Advisory Agreement for another year in consideration that: (i) the terms of the Advisory Agreement are fair and reasonable; and (ii) SIMC's fees are reasonable in light of the services that SIMC provides to the Funds.

     FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                   DOLLAR RANGE OF            AGGREGATE DOLLAR
                     FUND SHARES              RANGE OF SHARES
NAME                   (FUND)*                 (FUND COMPLEX)*
----               ---------------            ----------------
Mr. Nesher              None                   Over $100,000
Mr. Doran               None                   Over $100,000
Mr. Gooch               None                   Over $100,000
Mr. Storey              None                       None
Mr. Sullivan            None                       None
Ms. Greco               None                       None
Ms. Lesavoy             None                       None

----------

* Valuation date is December 31, 2003.

     BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

                                              PENSION OR
                                              RETIREMENT       ESTIMATED
                                           BENEFITS ACCRUED      ANNUAL     TOTAL COMPENSATION
                               AGGREGATE      AS PART OF     BENEFITS UPON    FROM THE TRUST
NAME                         COMPENSATION    FUND EXPENSES     RETIREMENT    AND FUND COMPLEX
----                         ------------  ----------------  -------------  ------------------
Mr. Nesher                     $       0          N/A             N/A           $        0
Mr. Doran                      $       0          N/A             N/A           $        0
Mr. Gooch                      $  13,888          N/A             N/A           $  133,000
Mr. Storey                     $  13,888          N/A             N/A           $  133,000
Mr. Sullivan                   $  13,888          N/A             N/A           $  133,000
Ms. Greco                      $  13,888          N/A             N/A           $  133,000
Ms. Lesavoy                    $  11,478*         N/A             N/A           $   99,750*

----------

* Ms. Lesavoy was appointed Trustee as of September 17, 2003.

     TRUST OFFICERS. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates serves as investment adviser, administrator or distributor.

     EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1995)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Director and President of SIMC since 2004. Chief Executive Officer of the Administrator and Director of the Distributor since 2003. Executive Vice President of the Administrator, 1994-2003. Executive Vice President of SIMC, 1994-2004.

     TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003. Associate, Dechert Price & Rhoads (law firm), 1997-1999.

     LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since 1998)--Vice President and Assistant Secretary of SEI Investments and SIMC and Assistant Secretary of the Administrator since 1998. Vice President of the Administrator and the Distributor and Assistant Secretary of the Distributor, 1998-2003.

     CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Vice President and Assistant Secretary of SEI Investments since 2000. Vice President and Assistant

Secretary of SIMC since 1999. Vice President and Assistant Secretary of the Administrator and the Distributor, 1999-2003. Associate, White and Williams LLP (law firm), 1991-1999.

     WILLIAM E. ZITELLI, JR. (DOB 06/14/68)--Vice President and Assistant Secretary (since 2001)--Assistant Secretary of SIMC and the Administrator since 2000. Vice President and Assistant Secretary of SEI Investments since 2000. Vice President of SIMC, the Administrator and the Distributor and Assistant Secretary of the Distributor, 2000-2003. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000.

     JOHN MUNERA (DOB 01/14/63)--Vice President and Assistant Secretary (since
2002)--Global AML Compliance Officer at SEI Investments since March 2002. Middle Office Compliance Officer at SEI Investments, July 2000 to December 2002. Supervising Examiner at Federal Reserve Bank of Philadelphia, 1998-2000.

     PETER (PEDRO) A. RODRIGUEZ (DOB 01/18/62)--Controller and Chief Financial Officer (since 2003)--Director, Fund Accounting and Administration, SEI Investments Global Funds Services, March 1997 to April 2002 and September 2002 to Present. Vice President, Fund Administration, BlackRock Financial Management, April 2002 to September 2002.

     JOHN J. MCCUE (DOB 04/20/63)--Vice President (since 2004)--Director of Portfolio Implementations for SIMC, August 1995 to Present. Managing Director of Money Market Investments for SIMC, January 2003 to Present.

     THOMAS D. JONES (DOB 03/23/65)--Chief Compliance Officer (since
2004)--Compliance Officer and Assistant Secretary of SIMC since March 2004. First Vice President, Merrill Lynch Investment Managers (Americas), 1992-2004.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Funds and all of the Underlying SEI Funds, except for the SDIT Corporate Daily Income Fund and the STET Tax Free Fund, have delegated proxy voting responsibilities to SIMC, subject to the Funds' Board's and the Underlying SEI Funds' Board's general oversight. The SDIT Corporate Daily Income Fund and the STET Tax Free Fund have delegated proxy voting responsibilities to their respective investment adviser. However, the STET Tax Free Fund invests exclusively in non-voting securities.

     In delegating the proxy voting responsibilities to SIMC, each Fund and applicable Underlying SEI Fund has directed that proxies be voted consistent with the Fund's and the Underlying SEI Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds and the Underlying SEI Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

     SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or a Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

     Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

     For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain a copy of SIMC's Procedures and Guidelines, or a copy of the specific voting record for their account, by calling SIMC at 1-800-DIAL-SEI, or writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

     The SDIT Corporate Daily Income Fund has delegated its proxy voting responsibility to its adviser, Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. Wellington Management's Proxy Committee is responsible for the review and oversight of the firm's Proxy Policies and Procedures. The Proxy Group within Wellington Management's Legal Services Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Proxy Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. The identified portfolio managers have the authority to determine the final vote for securities held by a portfolio for which they serve as the designated manager, unless such party is determined to have a material conflict of interest related to that proxy vote.

     Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. The Proxy Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of the Proxy Committee or by the entire Committee in some cases to resolve the conflict and direct the vote.

     Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of the SDIT Corporate Daily Income Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

                        PURCHASE AND REDEMPTION OF SHARES

     The purchase and redemption price of a Fund's shares is the net asset value of each share. The net asset value of each Fund is determined by the Administrator and is based upon the proportionate net asset value of each Fund's Underlying SEI Fund shares (plus any available cash and other assets and liabilities of that Fund).

     The Underlying SEI Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities of the Underlying SEI Funds for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Underlying SEI Funds' Fair Value Pricing Committee and reviewed by the Underlying Trusts' Board of Trustees. In complying with the 1940 Act, the Funds and the Underlying SEI Funds follow guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

     Securities held by an Underlying SEI Fund that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by the Underlying SEI Funds at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security held by an Underlying SEI Fund that is listed on multiple exchanges, the principal exchange will generally be considered to be the exchange on which the security is normally most actively traded. Securities that are held by an Underlying SEI Fund that are listed on NASDAQ are valued using the NASDAQ Official Closing Price. If prices for securities held by an Underlying SEI Fund that are listed on a securities exchange or on market or automated quotation systems are not readily available, the security will be valued in accordance with Fair Value Procedures established by the Underlying Trusts' Board of Trustees.

     If available, money market securities and other debt securities held by an Underlying SEI Fund are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities held by an Underlying SEI Fund with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued in accordance with Fair Value Procedures established by the Underlying Trusts' Board of Trustees.

     Securities held by an Underlying SEI Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price an Underlying SEI Fund would receive if it sold the instrument, and the value of securities in the Underlying SEI Fund can be expected to vary inversely with changes in prevailing interest rates.

     The SIT International Equity and SIT Emerging Markets Equity Funds use a third party fair valuation vendor. The vendor provides a fair value for foreign securities held by the SIT International Equity and SIT Emerging Markets Equity Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by these Underlying SEI Funds' Fair Value Pricing Committee. The Fair Value Pricing Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Pricing Committee is exceeded on a specific day, the SIT International Equity and SIT Emerging Markets Equity Funds shall value the non-U.S. securities in their portfolios that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

     For securities held by an Underlying SEI Fund that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which an Underlying SEI Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Underlying SEI Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Underlying SEI Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If an Underlying
SEI Funds' adviser or sub-adviser, as applicable, becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Underlying
SEI Fund calculates net asset value, it may request that a Fair Value Pricing Committee meeting be called. In addition, the Underlying SEI Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Underlying SEI Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Underlying SEI Fund's adviser or sub-adviser, as applicable, holding the relevant securities that such limits have been exceeded. In such event, the Underlying SEI Fund's adviser or sub-adviser, as applicable, makes the determination whether a fair value committee meeting should be called based on the information provided.

     Prices for most securities held by an Underlying SEI Fund are provided daily by third-party independent pricing agents. An Underlying SEI Fund's adviser or sub-adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that a pricing service's prices will be reliable. An Underlying SEI Fund's adviser or sub-adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Underlying SEI Fund's administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Underlying SEI Fund's administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from the Underlying SEI Fund's adviser or sub-adviser, as applicable, or if the administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

     The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing services and their valuation methodologies are reviewed by the officers of the respective Underlying Trust and the Underlying SEI Funds' administrator under the general supervision of the Underlying Trusts' Board of Trustees.

     Securities held by an Underlying SEI Fund for which market prices are not readily available are valued in accordance with Fair Value Procedures established by the Underlying Trusts' Board of Trustees. The Underlying Trusts' Fair Value Procedures are implemented through a Fair Value Pricing Committee designated by the Trusts' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair
Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by an Underlying SEI Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Underlying SEI Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets. A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

     Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

     You may redeem shares at any time. For an IRA or other tax-deferred account, you must make your redemption request in writing. You should be aware that any distributions personally received by you from the account prior to age 59 1/2 are generally subject to a 10% penalty tax, as well as to ordinary income taxes. To avoid the 10% penalty, you must generally rollover your distribution to another tax-deferred account or tax-qualified retirement plan (if permitted) within 60 days.

     The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Administrator, the Distributor, the and/or the Custodian are not open for business.

                              SHAREHOLDER SERVICES

     DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the Prospectus of the Underlying SEI Funds and consider the differences in objectives and policies before making any investment.

     EXCHANGE PRIVILEGE: Some or all of the shares of a Fund's shares for which payment has been received (I.E., an established account), may be exchanged for shares of the same class of other Funds of the Trust. A shareholder may exchange the shares of each Fund, for which good payment has been received, in his or her account at any time, regardless of how long he or she has held his or her shares. Exchanges are made at net asset value. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

     Each Exchange Request must be in proper form (I.E., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone, proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of a Fund (the "Old Fund") to be exchanged and the purchase at net asset value of the shares of the other Funds (the "New Funds"). Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred account or tax-qualified retirement plan. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in the Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Funds and thus the purchase of shares of the New Funds, may be delayed for up to seven days if the Fund determines that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a Shareholder's Exchange Request to the Funds subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

                                      TAXES

     The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectuses is not intended as a substitute for careful tax planning.

     This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     Class A, Class D and Class I Shares of a Fund are only available to tax-advantaged and other retirement plans, including IRAs. IRAs and participants in other tax-qualified retirement plans generally will not be subject to federal tax liability on either dividend and capital gain distributions from the Funds or redemption or exchange of shares of the Funds. Rather, participants in such plans will be taxed when they begin taking distributions from their IRAs and/or the plans. There are various restrictions under the Code on eligibility, contributions and withdrawals, depending on the type of tax-deferred account or tax-qualified retirement plan. The rules governing tax-deferred accounts and tax-qualified retirement plans are complex, and failure to comply with the governing rules and regulations may result in a substantial cost to you, including the loss of tax advantages and the imposition of additional taxes and penalties by the IRS. You should consult with a tax professional on the specific rules governing your own plan.

     Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following:
(i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar, or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers.

     Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs but can make no assurances that all such taxes will be eliminated. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

     If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

     All income and capital gains received by a Fund from an Underlying SEI
Fund that it owns will be distributed by the Fund (after deductions for the Fund's allowable losses and expenses) and will be taxable to shareholders as ordinary income, except to the extent they are designated as qualified dividend income. Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets). Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions attributable to the Fund's net capital gain will be taxable to shareholders as long-term capital gains (currently at a maximum rate of 15%). Because each Fund is actively managed, it may realize taxable net short-term capital gains by selling shares of a mutual fund it owns with unrealized appreciation or capital losses which might be disallowed under wash sale rules or recharacterized. Accordingly, investing in a Fund rather than directly investing in the Underlying SEI Funds may result in increased tax liability to a shareholder because the Fund must distribute its net realized gains in accordance with the rules described above.

     Distributions of net capital gain received by a Fund from the Underlying SEI Funds (as described above), as well as net capital gain realized by a Fund from the sale (or redemption) of mutual fund shares or other securities, after reduction by allowable capital losses, will be taxable to a shareholder as long-term capital gain (even if the shareholder has held the shares for less than one year).

     A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

     For purposes of determining the character of income received by a Fund when an Underlying SEI Fund distributes net capital gain to a Fund, the Fund will treat the distribution as long-term capital gain, even if the Fund has held shares of the Underlying SEI Fund for less than one year. Any loss incurred by a Fund on the redemption or other sale of such mutual fund's shares that have a tax holding period of six months or less (unless it is not disallowed under wash sale rules) will be treated as long-term capital loss to the extent of the gain distributions received on the shares disposed of by the Fund.

     Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss.

     Absent further legislation, the maximum 15 percent tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

     Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in such Fund.

     All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares.

     If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions. If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction is available to corporate shareholders, subject to certain limitations. The board reserves the right not to maintain the qualification of a Fund if it determines such course of action to be beneficial to shareholders.

     A Fund will be required in certain cases to withhold, at the applicable withholding rates, and remit to the U.S. Treasury the amount withheld from distributions amounts payable to any shareholder who: (1) has provided the Fund either an incorrect tax identification number or no number at all; (2) who is subject to backup withholding by the Internal Revenue Service ("IRS") for failure to properly report payments of interest or dividends; (3) who has failed to provide the Fund with the certifications required to be made to the IRS to document that such shareholder is not subject to backup withholding; or (4) for failure to certify that you are a U.S. person (including a U.S. resident alien).

     Investment income received by the Underlying SEI Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The Funds will not be able to treat its shareholders as having paid their proportionate share of such taxes paid by the Underlying SEI Funds for foreign tax credit purposes.

STATE TAXES

     A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers' acceptances, commercial paper, and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders should consult their own tax advisors regarding the effect of federal, state and local taxes in their own individual circumstances.

                             PORTFOLIO TRANSACTIONS

     The Trust and the Underlying Trusts have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC and the Underlying SEI Funds' advisers and sub-advisers are responsible for placing orders to execute Fund and Underlying SEI Fund transactions. In placing orders, it is the Trust's and the Underlying Trusts' policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While SIMC and the Underlying SEI Funds' advisers and the sub-advisers generally seek reasonably competitive spreads or commissions, the Trust and the Underlying Trusts will not necessarily be paying the lowest spread or commission available. The Trust and the Underlying Trusts will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

     It is expected that the Funds and the Underlying SEI Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act, and rules and regulations of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund or an Underlying SEI Fund on an exchange if a written contract is in effect between the Distributor and the Trust or the Underlying Trusts expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust or the Underlying Trusts for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds or Underlying SEI Funds may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Funds' or Underlying SEI Funds' expenses. The Trustees, including those who are not "interested persons" of the Trust and the Underlying Trusts, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

     In connection with transactions effected for Underlying SEI Funds operating within the "Manager of Managers" structure, the various firms that serve as sub-advisers to certain Underlying SEI Funds may direct a substantial portion of that Underlying SEI Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

     It is not the Trust's or the Underlying SEI Funds' practice to allocate brokerage or principal business to brokers or dealers on the basis of sales of their shares through such firms. However, the Underlying SEI Funds' advisers or sub-advisers may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

     Neither the Trust nor the Underlying Trusts expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' or the Underlying SEI Funds' advisers or sub-advisers may select a broker based upon brokerage or research services provided to the advisers or sub-advisers. The advisers or sub-advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

     Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers and sub-advisers, under certain circumstances, to cause the Funds or the Underlying SEI Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the advisers and sub-advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds or the Underlying SEI Funds. In addition to agency transactions, the Funds' or the Underlying Funds' advisers and sub-advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

     To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers or sub-advisers might utilize Fund or Underlying SEI Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers or sub-advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers and sub-advisers will be in addition to and not in lieu of the services required to be performed by the Funds' or Underlying SEI Funds' advisers and sub-advisers under the Advisory and Sub-Advisory Agreements. Any advisory, sub-advisory, or other fees paid to the advisers or sub-advisers are not reduced as a result of the receipt of research services.

     In some cases an adviser or sub-adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser or sub-adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser or sub-adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser or sub-adviser faces a potential conflict of interest, but the adviser or sub-adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

     From time to time, a Fund or an Underlying SEI Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers or sub-advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

     The portfolio turnover rate for the fiscal years ended March 31, 2003 and March 31, 2004 was as follows:


                                                             TURNOVER RATE
                                                           ----------------
     PORTFOLIO                                              2003      2004
     ---------                                             ------    ------
     Diversified Conservative Income Fund                      24%       23%
     Diversified Conservative Fund                             40%       15%
     Diversified Global Moderate Growth Fund                  123%       36%
     Diversified Moderate Growth Fund                          30%       17%
     Diversified Global Growth Fund                            68%       32%
     Diversified Global Stock Fund                            149%       58%
     Diversified U.S. Stock Fund                               14%       27%
     Defensive Strategy Fund                                     *        1%
     Tax-Managed Defensive Strategy Fund                         *        5%
     Conservative Strategy Fund                                  *        4%
     Tax-Managed Conservative Strategy Fund                      *       --
     Moderate Strategy Fund                                      *        4%
     Tax-Managed Moderate Strategy Fund                          *        1%
     Aggressive Strategy Fund                                    *        2%
     Tax-Managed Aggressive Strategy Fund                        *       44%
     Core Market Strategy Fund                                   *        6%
     Tax-Managed Core Market Strategy Fund                       *       --
     Market Growth Strategy Fund                                 *        13%
     Tax-Managed Market Growth Strategy Fund                     *         1%

----------

* Not in operation during such period.

     A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

                              DESCRIPTION OF SHARES

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a PRO RATA share in the net assets of that Fund, after taking into account the additional distribution, shareholder servicing and transfer agency expenses attributable to Class D Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.
                                     S-67

                        LIMITATION OF TRUSTEES' LIABILITY

     The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS

     The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

                                     VOTING

     Each share held entitles the shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to shareholders requesting the meeting.

     Where the Trust's Prospectuses or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy; or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

                              SHAREHOLDER LIABILITY

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of July 2, 2004, the following persons were the only persons who were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the following persons in accounts for their fiduciary, agency, or custodial customers.


     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
     DIVERSIFIED CONSERVATIVE INCOME FUND -- CLASS A

       The Annuity Fund of the PBA of the City of New York                     1,142,951         23.32%
       40 Fulton St. Lobby 2
       New York, NY 10038-1850

       SEI Private Trust Company                                                 640,698         13.07%
       One Freedom Valley Drive
       Oaks, PA 19456

     DIVERSIFIED CONSERVATIVE INCOME FUND -- CLASS D

       Wachovia Bank NA Trustees U A D                                           288,071         24.96%
       5 12 99 For Childrens Healthcare of Atlanta Option Plan
       123 S. Broad St. #4903
       Philadelphia, PA 19109-1029

       SEI Private Trust Co.                                                     314,329         27.24%
       FBO 601 Banks
       Attn: Eileen Carlucci
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Co.                                                     119,873         10.39%
       FBO 601 Banks
       Attn: Eileen Carlucci
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Co.                                                      68,825          5.96%
       One Freedom Valley Drive
       Oaks, PA 19456

       Community Bank                                                             66,955          5.80%
       Custodian FBO Western Bank
       6 Rhoads Drive
       Utica, NY 13502-6317

     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
       SEI Private Trust Company                                                  20,951          7.31%
       FBO AMG International Inc.
       401K Profit Sharing Plan
       Attn: PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55413-1404

       SEI Private Trust Company                                                  70,106         24.45%
       FBO Presbyterian Homes & Services Inc.
       401(K) Pension Plan
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55413-1404

       SEI Private Trust Company                                                  16,393          5.72%
       FBO Wyomissing Surgical Clinic Ltd.
       Profit Sharing Plan
       1525 W. WT Harris Blvd. #1151
       Charlotte, NC 28288-0001

       SEI Private Trust Company                                                  20,645          7.20%
       FBO Internal Medicine Associates of Anderson, PA
       401K Profit Sharing Plan
       Attn: PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       Patterson & Co. Custodian                                                  14,980          5.22%
       SEI Trust FBO
       Arlington Orthopedic Association 401K
       1525 W. WT Harris Blvd. #1151
       Charlotte, NC 28288-0001

       SEI Private Trust Company                                                  34,453         12.01%
       FBO Elkem Metals Inc. Retirement SP
       PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

     DIVERSIFIED CONSERVATIVE FUND -- CLASS A

       SEI Private Trust Company                                                 777,666          9.44%
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Co.                                                     967,974         11.75%
       Attn: Mutual Funds
       One Freedom Valley Drive
       Oaks, PA 19456

     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
       SEI Trust Company FBO                                                     438,047          5.32%
       CLP Profit Sharing Plan & Saving Plan
       c/o PFPC Inc.
       Attn: Doug Kelly
       1700 West 82nd Street, Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company                                                 725,063          8.08%
       FBO Alfa Mutual Insurance Company
       Savings and Profit Sharing Plan
       PFPC c/o Doug Kelly
       1700 W. 82nd St. STE 125
       Bloomington, MN 55431-1404

       Wells Fargo Bank NA                                                       415,945          5.05%
       FBO SBC Management Corp. SERP
       10259500
       P.O. Box 1533
       Minneapolis, MN 55480-1533

       Patterson & Co. Cust. SEI Trust Co.                                     1,240,731         15.07%
       FBO Moore Wallace North America
       A/C 1055003153
       1525 W. WT Harris BLCD CMB 115
       Charlotte, NC 28288-0001

     DIVERSIFIED CONSERVATIVE FUND -- CLASS D

       SEI Private Trust Company                                                  59,414          6.96%
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company                                                  54,954          6.43%
       FBO 601 Banks
       Attn: Eileen Carlucci
       One Freedom Valley Drive
       Oaks, PA 19456

       Wachovia Bank NA Trustees U A D                                            87,499         10.24%
       5 12 99 for Childrens Healthcare of Atlanta Option Plan
       123 S. Broad Street #4903
       Philadelphia, PA 19109-1029

       New Alliance Bank                                                         134,736         15.77%
       Attn: Joan Hemperly
       195 Church Street
       New Haven, CT 06510-2009

     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
       Community Bank                                                             75,875          8.88%
       Custodian FBO Western Bank
       6 Rhoads Drive
       Utica, NY 13502-6317

       SEI Private Trust Company                                                  64,117          7.51%
       FBO MABO Mining Co. 401K Plan
       Attn: Mutual Funds -- Star
       P.O. Box 96211
       Washington, DC 20090-6211

       Community Bank NA as Custodian                                             48,860          5.72%
       FBO Western Bank PS Plan
       Benefits Plans Administrators
       6 Rhoads Dr.
       Utica, NY 13502-6317

     DIVERSIFIED CONSERVATIVE FUND -- CLASS I

       SEI Private Trust Company                                                  75,439         13.02%
       FBO The Clarks Companies NA Employee
       Savings Plan
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company                                                 101,447         17.51%
       FBO Edouard J Servy MD PC Profit Sharing Plan
       Attn: PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company                                                  61,222         10.57%
       FBO Presbyterian Homes & Services Inc.
       401(K) Pension Plan
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company                                                  31,169          5.38%
       FBO BRI Inc. 401(K) Retirement Savings Plan
       PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company                                                  45,424          7.84%
       FBO Poorman's Heating & Conditioning Inc.
       Profit Sharing Plan
       Attn: PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
       SEI Private Trust Company                                                  35,145          6.07%
       FBO Elkem Metals Inc. Retirement SP
       PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

     DIVERSIFIED MODERATE GROWTH FUND -- CLASS A

       SEI Private Trust Company                                               2,025,793          6.83%
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company                                               2,638,815          8.89%
       Attn: Mutual Funds
       One Freedom Valley Drive
       Oaks, PA 19456

       Patterson & Co. CUST SEI Trust Co.                                     13,399,706         45.17%
       FBO Moore Wallace North America
       A/C 1055003153
       1525 W. WT Harris BLCD CMB 115
       Charlotte, NC 28288-0001

     DIVERSIFIED MODERATE GROWTH FUND -- CLASS D

       SEI Private Trust Company                                                 127,550          7.52%
       FBO 601 Banks
       Attn: Eileen Carlucci
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company                                                  85,092          5.02%
       Christopher Dilbeck
       Mutual Fund Administrator
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company                                                 113,117          6.67%
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company                                                 111,321          6.57%
       FBO Charles Ryan Assoc. Salary Reduction P/S Plan
       c/o PFPC Inc.
       3507 Frontage Rd. STE 200
       Tampa, FL 33607-7013

     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
       SEI Private Trust Co.                                                     112,390          6.63%
       FBO Travel Dynamics Inc. 401K Plan
       c/o PFPC Retirement Services
       1700 W. 82nd Street #125
       Minneapolis, MN 55431-1404

       Community Bank                                                            147,469          8.70%
       Custodian FBO Western Bank
       6 Rhoads Drive
       Utica, NY 13502-6317

       SEI Private Trust Company                                                  85,861          5.06%
       FBO Liss Global 401K PSP
       PFPC c/o RKU Department
       1700 W. 82nd Street #125
       Minneapolis, MN 55431-1404

     DIVERSIFIED MODERATE GROWTH FUND -- CLASS I

       SEI Private Trust Company                                                 129,241          9.86%
       FBO Colony Marine Sales & Service Inc.
       Employees Profit Sharing 401K Plan
       Attn: Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company                                                 112,115          8.55%
       FBO Presbyterian Homes & Services Inc.
       401(K) Pension Plan
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company                                                  65,668          5.01%
       FBO Advanced Prototype & Molding Inc.
       Profit Sharing Trust
       Attn: Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company                                                  65,760          5.02%
       FBO Elkem Metals Inc. Retirement SP
       PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       Wachovia Bank                                                             368,475         28.10%
       FBO Various Retirement Plans
       9888888836 NC 1151
       1525 W. WT Harris Blvd.
       Charlotte, NC 28288-0001

     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
     DIVERSIFIED GLOBAL GROWTH FUND -- CLASS A

       SEI Private Trust Company                                               4,057,291         25.53%
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company                                               1,502,369          9.46%
       Attn: Mutual Funds
       One Freedom Valley Drive
       Oaks, PA 19456

       Patterson & Co. Cust. SEI Trust Co.                                     1,235,869          7.78%
       FBO Moore Wallace North American
       A/C 1055003153
       1525 West W T Harris BLCD CMB 115
       Charlotte, NC 28288-0001

     DIVERSIFIED GLOBAL GROWTH FUND -- CLASS D

       Patterson & Co. Custodian                                                 139,803         10.72%
       SEI Trust FBO
       The Heritage Automotive Group
       401K Profit Sharing Plan
       1525 W. WT Harris Blvd. #1151
       Charlotte, NC 28288-0001

       SEI Private Trust Company FBO                                              73,735          5.65%
       Champagne/Lafayette, Inc.
       401K Profit Sharing Plan
       c/o PCPC Inc.
       3507 Frontage Road Suite 200
       Tampa, FL 33607-7013

       Patterson & Co. Custodian                                                 107,755          8.26%
       SEI Trust FBO
       Phoenix Mechanical Contracting
       401K Profit Sharing Plan
       1525 W. WT Harris Blvd. #1151
       Charlotte, NC 28288-0001

       SEI Private Trust Company                                                 231,308         17.74%
       FBO Alfred M. Lutheran Distributors Inc.
       401K Profit Sharing Plan
       PFPC c/o Doug Kelly
       1700 W. 82nd St. STE 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company                                                 245,797         18.85%
       One Freedom Valley Drive
       Oaks, PA 19456

     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
       SEI Private Trust Company                                                  67,003          5.14%
       FBO 601 Banks
       Attn: Eileen Carlucci
       One Freedom Valley Drive
       Oaks, PA 19456

     DIVERSIFIED GLOBAL GROWTH FUND -- CLASS I

       SEI Private Trust                                                          69,242          5.10%
       FBO JDC Sales and Service Inc. 401(K)
       Profit Sharing Plan
       PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company                                                 155,646         11.47%
       FBO Foley Baron & Metzger PLLC 401
       PFPC c/o Doug Kelly
       Profit Sharing Plan
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       Patterson & Co. Custodian                                                 110,344          8.13%
       SEI Trust FBO
       Barnegat Animal Clinic 401K PSP
       1525 W. WT Harris Blvd. #1151
       Charlotte, NC 28288-0001

       SEI Private Trust Company FBO                                              77,236          5.69%
       Internal Medicine Associates of Anderson, PA
       401K Profit Sharing Plan
       Attn: PFPC c/o Doug Kelly
       1700 West 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company FBO                                              85,095          6.27%
       Azar Eye Clinic Profit Sharing 401K
       PFPC c/o Doug Kelly
       1700 West 82nd Street Suite 125
       Bloomington, MN 55431-1404

     DIVERSIFIED U.S. STOCK FUND -- CLASS A

       SEI Private Trust Company                                               1,433,727         19.12%
       One Freedom Valley Drive
       Oaks, PA 19456

       OlTrust & Co                                                              398,572          5.31%
       P.O. Box 966
       Evansville, IN 47706-0966

     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
     DIVERSIFIED U.S. STOCK FUND -- CLASS D

       SEI Private Trust Company                                                 146,508         12.62%
       One Freedom Valley Drive
       Oaks, PA 19456

       Carn & Co. 02221501                                                       111,977          9.65%
       Metallurgical Products Co. 401K
       Attn: Mutual Funds -- Star
       P.O. Box 96211
       Washington, DC 20090-6211

       Penco FBO F N Sheppard 401K                                                72,500          6.25%
       Attn: Cynthia Robbins
       P.O. Box 17540
       Crestview Hills, KY 41017-0540

       Oltrust & Co.                                                             132,792         11.44%
       Attn: Gary Werner
       P.O. Box 966
       Evansville, IN 47706-0966

     DIVERSIFIED U.S. STOCK FUND -- CLASS I

       SEI Private Trust Company FBO                                              37,178         19.35%
       Presbyterian Homes & Services Inc.
       401(K) Pension Plan
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company                                                  10,860          5.65%
       FBO Henry & Rilaa White Foundation
       401K Plan
       Attn: PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company FBO                                              11,543          6.01%
       Cascade Ear Nose & Throat 401K
       Profit Sharing Plan
       Attn: PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust                                                          26,228         13.65%
       FBO Miniature Tool & Die Inc.
       Profit Sharing Plan
       PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
       SEI Private Trust Company FBO ZFA                                          12,030          6.26%
       Savings and Retirement Plan
       PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company                                                  16,846          8.77%
       FBO BRI Inc. 401(K) Retirement Savings Plan
       PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company FBO                                              16,062          8.36%
       Alspaugh Company 401(K) Retirement Savings Plan
       PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

     DIVERSIFIED GLOBAL MODERATE GROWTH FUND -- CLASS A

       SEI Private Trust Company                                               3,866,343         24.29%
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company                                               2,449,087         15.38%
       FBO Cole Parmer Employees' P/S Plan
       c/o PFPC Inc.
       Attn: Doug Kelly
       1700 W. 82nd St., STE 125
       Bloomington, MN 55431-1404

       Patterson & Co. Custodian                                               1,928,878         12.12%
       SEI Trust FBO
       NAB Pension Retirement Plan and Trust
       Attn: Doug Kelly
       1525 W. WT Harris Blvd. #1151
       Charlotte, NC 28288-0001

       Patterson & Co. Custodian                                                 840,827          5.28%
       SEI Trust FBO
       Daytona Anesthesiology Associates
       1525 W. WT Harris Blvd. #1151
       Charlotte, NC 28288-0001

     DIVERSIFIED GLOBAL MODERATE GROWTH FUND -- CLASS D

       SEI Private Trust Company                                                 143,926         22.55%
       One Freedom Valley Drive
       Oaks, PA 19456

     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
       SEI Private Trust Company                                                  71,210         11.16%
       FBO 601 Banks
       Attn: Eileen Carlucci
       One Freedom Valley Drive
       Oaks, PA 19456

       Patterson & Co. Custodian                                                  43,584          6.83%
       SEI Trust FBO
       Marine Systems Corporation 401K
       Attn: Mutual Funds -- Star
       1525 W. WT Harris Blvd. #1151
       Charlotte, NC 28288-0001

       SEI Private Trust Company FBO                                             160,182         25.10%
       Alfred M. Lutheran Distributors Inc.
       401K Profit Sharing Plan
       PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

     DIVERSIFIED GLOBAL MODERATE GROWTH FUND -- CLASS I

       SEI Private Trust Company FBO                                              64,042          7.16%
       Brisian DBA Valley Iron Inc. 401K
       Profit Sharing Plan
       Attn: Doug Kelly
       1700 W. 82nd Street Suite 125
       Minneapolis, MN 55431-1404

       Patterson & Co. Custodian                                                  56,648          6.33%
       SEI Trust FBO
       Leonard Marchinski MD PC Employee
       Profit Sharing Trust
       1525 W. WT Harris Blvd. #1151
       Charlotte, NC 28288-0001

       SEI Private Trust Company FBO                                              63,894          7.14%
       R U S K Inc 401K Plan FKA KIM/RAD
       Employee Profit Sharing Plan
       Attn: PFPC Doug Kelly
       1700 West 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Co. FBO                                                  52,989          5.92%
       William A Ivester DMD PA 401 K
       Profit Sharing Plan
       1700 West 82nd Street Suite 125
       Bloomington, MN 55431-1404

     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
       Wachovia Bank FBO                                                         108,661         12.15%
       Various Retirement Plans
       9888888836 NC 1151
       1525 West WT Harris Blvd.
       Charlotte, NC 28288-0001

       DIVERSIFIED GLOBAL STOCK FUND -- CLASS A

       SEI Private Trust Company                                               2,852,341         24.54%
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company FBO                                           1,030,582          8.87%
       Pipefitters & Plumbers Local #524
       Pension & Annuity Plan
       c/o PFPC Inc.
       1770 West 82nd St. Ste. 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company FBO                                             826,942          7.12%
       SEI Capital Accumulation Plan
       c/o PFPC Inc.
       1525 W. WT Harris Blvd. #1151
       Charlotte, NC 28288-0001

       SEI Private Trust Company                                                 614,561          5.29%
       FBO Alfa Mutual Insurance Company
       Savings and Profit Sharing Plan
       PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

     DIVERSIFIED GLOBAL STOCK FUND -- CLASS D

       SEI Private Trust Company                                                  41,460          5.50%
       FBO 601 Banks
       Attn: Eileen Carlucci
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company FBO                                              47,331          6.28%
       Novick Brothers Corporation 401K Plan
       Attn: Doug Kelly
       1700 W. 82nd St., STE 125
       Bloomington, MN 55431-1404

     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
       SEI Private Trust Company FBO                                             138,805         18.42%
       Champagne/Lafayette, Inc.
       401K Profit Sharing Plan
       c/o PFPC Inc.
       3507 Frontage Road Ste 200
       Tampa, FL 33607-7013

       Patterson & Co. Custodian                                                  67,873          9.01%
       SEI Trust FBO
       The Heritage Automotive Group
       401K Profit Sharing Plan
       1525 W. WT Harris Blvd. #1151
       Charlotte, NC 28288-0001

       SEI Private Trust Company FBO                                              38,415          5.10%
       Charleston Medical Center Pharmacy 401K
       c/o PFPC Inc.
       3507 Frontage Road Suite 200
       Tampa, FL 33607-7013

     DIVERSIFIED GLOBAL STOCK FUND -- CLASS I

       Circle Trust Company                                                       36,833          9.06%
       Custodian For Pocono Obstetrical & Gynecological
       Associate PC PSP & Trust
       Metro Center
       1 Station Place
       Stamford, CT 06902-6800

       SEI Private Trust Company FBO                                              27,425          6.75%
       Presbyterian Homes & Services Inc.
       401(K) Pension Plan
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust                                                          43,772         10.77%
       FBO JDC Sales and Service Inc. 401 (K)
       Profit Sharing Plan
       PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company                                                  27,492          6.76%
       FBO ZFA Savings and Retirement Plan
       PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
       SEI Private Trust Company FBO                                              21,302          5.24%
       Foley Baron & Metzger PLLC 401
       PFPC c/o Doug Kelly
       Profit Sharing Plan
       1700 W. 82nd St. Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company FBO                                              23,976          5.90%
       Alspaugh Company 401 (K) Retirement Savings Plan
       PFPC c/o Doug Kelly
       1700 W. 82nd Street Suite 125
       Bloomington, MN 55431-1404

       SEI Private Trust Company FBO                                              21,271          5.23%
       Internal Medicine Associates of Anderson, PA
       401K Profit Sharing Plan
       Attn: PFPC c/o Doug Kelly
       1700 West 82nd Street Suite 125
       Bloomington, MN 55431-1404

       Wachovia Bank FBO                                                          41,616         10.24%
       Various Retirement Plans
       9888888836 NC 1151
       1525 West WT Harris Blvd.
       Charlotte, NC 28288-0001

     DEFENSIVE STRATEGY FUND -- CLASS A

       SEI Private Trust Company                                               1,047,938           100%
       One Freedom Valley Drive
       Oaks, PA 19456

     DEFENSIVE STRATEGY FUND -- CLASS D*

       SEI Corp.                                                                      10           100%
       Attn: Eileen Bonaduce
       P.O. Box 1100
       Oaks, PA 19456-1100

     TAX-MANAGED DEFENSIVE STRATEGY FUND -- CLASS A

       SEI Private Trust Company                                                 363,721         94.95%
       One Freedom Valley Drive
       Oaks, PA 19456

     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
     TAX-MANAGED DEFENSIVE STRATEGY FUND -- CLASS D*

       SEI Corp.                                                                      10           100%
       Attn: Eileen Bonaduce
       P.O. Box 1100
       Oaks, PA 19456-1100

     CONSERVATIVE STRATEGY FUND -- CLASS A

       SEI Private Trust Company                                               1,189,536         95.49%
       One Freedom Valley Drive
       Oaks, PA 19456

     CONSERVATIVE STRATEGY FUND -- CLASS D*

       SEI Corp.                                                                      10           100%
       Attn: Eileen Bonaduce
       P.O. Box 1100
       Oaks, PA 19456-1100

     TAX-MANAGED CONSERVATIVE STRATEGY FUND -- CLASS A

       SEI Private Trust Company                                               1,379,048           100%
       One Freedom Valley Drive
       Oaks, PA 19456

     TAX-MANAGED CONSERVATIVE STRATEGY FUND -- CLASS D*

       SEI Corp.                                                                      10           100%
       Attn: Eileen Bonaduce
       P.O. Box 1100
       Oaks, PA 19456-1100

     MODERATE STRATEGY FUND -- CLASS A

       SEI Private Trust Company                                               2,949,654         99.18%
       One Freedom Valley Drive
       Oaks, PA 19456

     MODERATE STRATEGY FUND -- CLASS D*

       SEI Corp.                                                                      10           100%
       Attn: Eileen Bonaduce
       P.O. Box 1100
       Oaks, PA 19456-1100

     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
     TAX-MANAGED MODERATE STRATEGY FUND -- CLASS A

       SEI Private Trust Company                                                  96,664          8.60%
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company                                               1,022,413         90.98%
       One Freedom Valley Drive
       Oaks, PA 19456

     TAX-MANAGED MODERATE STRATEGY FUND -- CLASS D*

       SEI Corp.                                                                      10           100%
       Attn: Eileen Bonaduce
       P.O. Box 1100
       Oaks, PA 19456-1100

     AGGRESSIVE STRATEGY FUND -- CLASS A

       SEI Private Trust Company                                               2,000,240         99.82%
       One Freedom Valley Drive
       Oaks, PA 19456

     AGGRESSIVE STRATEGY FUND -- CLASS D*

       SEI Corp.                                                                      10           100%
       Attn: Eileen Bonaduce
       P.O. Box 1100
       Oaks, PA 19456-1100

     TAX-MANAGED AGGRESSIVE STRATEGY FUND -- CLASS A

       SEI Private Trust Company                                                 641,119         97.53%
       One Freedom Valley Drive
       Oaks, PA 19456

     TAX-MANAGED AGGRESSIVE STRATEGY FUND -- CLASS D*

       SEI Corp.                                                                      10           100%
       Attn: Eileen Bonaduce
       P.O. Box 1100
       Oaks, PA 19456-1100

     CORE MARKET STRATEGY FUND -- CLASS A

       SEI Private Trust Company                                               1,552,719         98.58%
       One Freedom Valley Drive
       Oaks, PA 19456

     ADDRESS                                                            NUMBER OF SHARES    PERCENTAGE
     -------                                                            ----------------    ----------
     CORE MARKET STRATEGY FUND -- CLASS D*

       SEI Corp.                                                                      10           100%
       Attn: Eileen Bonaduce
       P.O. Box 1100
       Oaks, PA 19456-1100

     TAX-MANAGED CORE MARKET STRATEGY FUND -- CLASS A

       SEI Private Trust Company                                                  21,600         11.04%
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company                                                 174,102         88.96%
       One Freedom Valley Drive
       Oaks, PA 19456

     TAX-MANAGED CORE MARKET STRATEGY FUND -- CLASS D*

       SEI Corp.                                                                      10           100%
       Attn: Eileen Bonaduce
       P.O. Box 1100
       Oaks, PA 19456-1100

     MARKET GROWTH STRATEGY FUND -- CLASS A

       SEI Private Trust Company                                               5,400,134         97.56%
       One Freedom Valley Drive
       Oaks, PA 19456

     MARKET GROWTH STRATEGY FUND -- CLASS D*

       SEI Corp.                                                                      10           100%
       Attn: Eileen Bonaduce
       P.O. Box 1100
       Oaks, PA 19456-1100

     TAX-MANAGED MARKET GROWTH STRATEGY FUND -- CLASS A

       SEI Private Trust Company                                               2,581,627         98.02%
       One Freedom Valley Drive
       Oaks, PA 19456

     TAX-MANAGED MARKET GROWTH STRATEGY FUND -- CLASS D*

       SEI Corp.                                                                      10           100%
       Attn: Eileen Bonaduce
       P.O. Box 1100
       Oaks, PA 19456-1100

* On June 17, 2004 the Board of Trustees approved the renaming of the Class D Shares to Class I Shares.

                                    CUSTODIAN

     SEI Investments Fund Management, which also serves as transfer agent for the Underlying SEI Funds, also maintains custody of assets of each Fund that consist of uncertificated shares of the Underlying SEI Funds. Wachovia Bank, N.A. (formerly, First Union National Bank) located at Institutional Custody Group-PA4942, 123 S. Broad Street, Philadelphia, Pennsylvania 19109, acts as the Custodian for the non-mutual fund assets of each Fund (the "Custodian"). The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act, and acts as wire agent of the Trust's assets.

                                     EXPERTS

     The financial statements incorporated by reference into this Statement of Additional Information and the Financial Highlights included in the Prospectuses have been audited by PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103, an independent registered public accounting firm, as indicated by its report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                                  LEGAL COUNSEL

     Morgan, Lewis & Bockius LLP serves as counsel to the Trust and to the Underlying SEI Funds.

                       APPENDIX A--DESCRIPTION OF RATINGS

                      DESCRIPTION OF CORPORATE BOND RATINGS
                           MOODY'S RATING DEFINITIONS

LONG TERM BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

     Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

     When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

     Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

     Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

----------
Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                      STANDARD & POOR'S RATING DEFINITIONS

     A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

     The ratings are based, in varying degrees, on the following considerations:

     (1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     (2)  The obligation's nature and provisions.

     (3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors' rights.

     Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS DEFINITIONS

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

     Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B Debt rate "B" has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The "B" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI Debt rated "CI" is reserved for income bonds on which no interest is being paid.

D Debt is rated "D" when the issue is in payment default, or the obligor has filed for bankruptcy. The "D" rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c The letter "c" indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

p The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

----------
* Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.  Not rated.

     DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     If an issuer's actual or implied senior debt rating is "AAA", its subordinated or junior debt is rated "AAA" or "AA+". If an issuer's actual or implied senior debt rating is lower than "AAA" but higher than "BB+", its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is "A", subordinated debt normally would be rated "A-". If an issuer's actual or implied senior debt rating is "BB+" or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

INVESTMENT AND SPECULATIVE GRADES

     The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, "AAA", "AA", "A", "BBB", generally are recognized as being investment grade. Debt rated "BB" or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

     Ratings continue as a factor in many regulations, both in the U.S. and abroad, notably in Japan. For example, the Securities and Exchange Commission requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.

     SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

    Moody's description of its three highest short-term debt ratings:

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    S&P's description of its three highest short-term debt ratings:

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.